[LOGO] ARK FUNDS(R) Clear-cut strategies for confident investing.

          AUGUST 31, 2002 CLASS A & B PROSPECTUS

                           U.S. TREASURY MONEY MARKET PORTFOLIO
                            U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO
                              TAX-FREE MONEY MARKET PORTFOLIO
                               PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO
                                SHORT-TERM TREASURY PORTFOLIO
                                 MARYLAND TAX-FREE PORTFOLIO
                                  PENNSYLVANIA TAX-FREE PORTFOLIO
                                   INTERMEDIATE FIXED INCOME PORTFOLIO
                                    U.S. GOVERNMENT BOND PORTFOLIO
                                     INCOME PORTFOLIO
                                      BALANCED PORTFOLIO
                                       EQUITY INCOME PORTFOLIO
                                        VALUE EQUITY PORTFOLIO
                                         EQUITY INDEX PORTFOLIO
                                          BLUE CHIP EQUITY PORTFOLIO
                                           CAPITAL GROWTH PORTFOLIO
                                            MID-CAP EQUITY PORTFOLIO
                                             SMALL-CAP EQUITY PORTFOLIO
                                              INTERNATIONAL EQUITY PORTFOLIO
                                               EMERGING MARKETS EQUITY PORTFOLIO


                                     MANAGED BY ALLIED INVESTMENT ADVISORS, INC.

                                        [LOGO] ARK FUNDS(R)

                                        August 31, 2002   CLASS A & B PROSPECTUS

INTRODUCTION - INFORMATION COMMON TO ALL PORTFOLIOS

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help a Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments.

The value of your investment in a Portfolio (other than a money market fund Portfolio) is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

A Portfolio share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

THE U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO, TAX-FREE MONEY MARKET PORTFOLIO AND PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THESE PORTFOLIOS WILL ACHIEVE THIS GOAL.

HOW TO READ THIS PROSPECTUS

ARK Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Class A and Class B Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

Class A and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

CONTENTS
U.S. TREASURY MONEY MARKET PORTFOLIO...........................................2
U.S. GOVERNMENT MONEY MARKET PORTFOLIO.........................................4
MONEY MARKET PORTFOLIO.........................................................6
TAX-FREE MONEY MARKET PORTFOLIO................................................8
PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO..................................10
SHORT-TERM TREASURY PORTFOLIO.................................................12
MARYLAND TAX-FREE PORTFOLIO...................................................14
PENNSYLVANIA TAX-FREE PORTFOLIO...............................................18
INTERMEDIATE FIXED INCOME PORTFOLIO...........................................22
U.S. GOVERNMENT BOND PORTFOLIO................................................26
INCOME PORTFOLIO..............................................................30
BALANCED PORTFOLIO............................................................34
EQUITY INCOME PORTFOLIO.......................................................38
VALUE EQUITY PORTFOLIO........................................................42
EQUITY INDEX PORTFOLIO........................................................46
BLUE CHIP EQUITY PORTFOLIO....................................................48
CAPITAL GROWTH PORTFOLIO......................................................52
MID-CAP EQUITY PORTFOLIO......................................................56
SMALL-CAP EQUITY PORTFOLIO....................................................60
INTERNATIONAL EQUITY PORTFOLIO................................................64
EMERGING MARKETS EQUITY PORTFOLIO.............................................68
ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK...................................72
EACH PORTFOLIO'S OTHER INVESTMENTS............................................75
INVESTMENT ADVISOR............................................................76
PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES..........................78
DIVIDENDS AND DISTRIBUTIONS...................................................86
TAXES.........................................................................87
FINANCIAL HIGHLIGHTS..........................................................88
MORE INFORMATION ABOUT ARK FUNDS...............................INSIDE BACK COVER


Investment Advisor:
ALLIED INVESTMENT ADVISORS, INC.


THE  SECURITIES  AND EXCHANGE  COMMISSION  (SEC) HAS NOT APPROVED OR DISAPPROVED
THESE  SECURITIES  OR  PASSED  UPON  THE  ADEQUACY  OF  THIS   PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                    PROSPECTUS / August 31, 2002

2 {LOGO] U.S. TREASURY MONEY MARKET PORTFOLIO


    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
               CUSIP:  040711830
                  SYMBOL:  AKRXX

                 INVESTMENT GOAL
              MAXIMIZING CURRENT
            INCOME AND PROVIDING
          LIQUIDITY AND SECURITY
                    OF PRINCIPAL

                INVESTMENT FOCUS
                 SHORT-TERM U.S.
             TREASURY SECURITIES

          SHARE PRICE VOLATILITY
                        VERY LOW

                       PRINCIPAL
             INVESTMENT STRATEGY
               INVESTING IN U.S.
            TREASURY OBLIGATIONS

                INVESTOR PROFILE
          CONSERVATIVE INVESTORS
          SEEKING CURRENT INCOME
             THROUGH A LOW-RISK,
               LIQUID INVESTMENT]

PRINCIPAL INVESTMENT STRATEGY

The U.S. Treasury Money Market Portfolio seeks its investment goal by investing in U.S. Treasury bills, notes and bonds. Under normal circumstances, the Portfolio invests at least 80% of its net assets in U.S. Treasury obligations. 1 The Portfolio limits its investments to U.S. Treasury obligations, which pay interest that is exempt from state and local taxes under Federal law.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for six calendar years.

[EDGAR Represtation of Bar Chart:
PERFORMANCE OVER 6 YEARS
2001 - 3.55%
2000 - 5.36%
1999 - 4.17%
1998 - 4.55%
1997 - 4.77%
1996 - 4.77%

BEST QUARTER
   1.39%
(12/31/00)
-------------
WORST QUARTER
   0.53%
 (12/31/01)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was 0.62%.

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                          U.S. TREASURY MONEY MARKET PORTFOLIO 3


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the iMoneyNet, Inc. 100% U.S. Treasury average.

--------------------------------------------------------------------------------
CLASS A                         1 YEAR           5 YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
U.S. Treasury Money
Market Portfolio                 3.55%            4.48%             4.53%*
--------------------------------------------------------------------------------
iMoneyNet, Inc. 100% U.S.
Treasury Average                 4.39%            4.46%             4.57%**
--------------------------------------------------------------------------------
 *      Since December 15, 1995.
**      Since November 30, 1995.

To obtain current 7-day yield information for the Portfolio, call 1-800-ARK-FUND (1-800-275-3863).

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering  price)                            None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)                             None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                             None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                              None (1)
--------------------------------------------------------------------------------
Exchange Fee                                                    None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                                        0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.25%
--------------------------------------------------------------------------------
Other Expenses                                                  0.34% (2)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                       0.84%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                          0.11%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                                    0.73% (3)
--------------------------------------------------------------------------------
(1) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(2) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee for Class A Shares is 0.06%.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.73% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

YEARS:     1-$75     3-$257     5-$455     10-$1,027

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? The iMoneyNet, Inc. 100% U.S. Treasury Average is a composite of money market mutual funds with investment goals similar to the Portfolio's goals. Investments cannot be made in an average.


                                                    PROSPECTUS / August 31, 2002

4 [LOGO] U.S. GOVERNMENT MONEY MARKET PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
               CUSIP:  040711848
                  SYMBOL:  AGAXX

                 INVESTMENT GOAL
              MAXIMIZING CURRENT
            INCOME AND PROVIDING
          LIQUIDITY AND SECURITY
                    OF PRINCIPAL

                INVESTMENT FOCUS
                 SHORT-TERM U.S.
           GOVERNMENT SECURITIES

          SHARE PRICE VOLATILITY
                        VERY LOW

                       PRINCIPAL
             INVESTMENT STRATEGY
               INVESTING IN U.S.
          GOVERNMENT OBLIGATIONS
                  AND REPURCHASE
                      AGREEMENTS

                INVESTOR PROFILE
          CONSERVATIVE INVESTORS
          SEEKING CURRENT INCOME
             THROUGH A LOW-RISK,
               LIQUID INVESTMENT]

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Portfolio seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Portfolio invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments. 1

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows the performance of the Portfolio's Class A Shares for each year for four calendar years.

[EDGAR Representation of Bar Chart:
PERFORMANCE OVER 4 YEARS
2001 - 3.57%
2000 - 5.86%
1999 - 4.60%
1998 - 4.96%]

 BEST QUARTER
    1.52%
  (12/31/00)
-------------
WORST QUARTER
    0.49%
 (12/31/01)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was 0.70%.

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                        U.S. GOVERNMENT MONEY MARKET PORTFOLIO 5


THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE IMONEYNET, INC. U.S. GOVERNMENT AND AGENCIES AVERAGE.

--------------------------------------------------------------------------------
CLASS A                                     1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY
MARKET PORTFOLIO                             3.57%           4.80%*
--------------------------------------------------------------------------------
IMONEYNET, INC.
U.S. GOVERNMENT AND
AGENCIES AVERAGE                             4.55%           4.72%**
--------------------------------------------------------------------------------
 *       Since July 7, 1997.
**       Since June 30, 1997.

To obtain current 7-day yield information for the Portfolio, call 1-800-ARK-FUND (1-800-275-3863).

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)                             None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                             None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                              None (1)
--------------------------------------------------------------------------------
Exchange Fee                                                    None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                                        0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.25%
--------------------------------------------------------------------------------
Other Expenses                                                  0.35%(2)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                       0.85%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                          0.19%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                                    0.66% (3)
--------------------------------------------------------------------------------
(1) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(2) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee for Class A Shares is 0.06%.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.66% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

YEARS:     1-$67     3-$252     5-$453     10-$1,031

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? The iMoneyNet, Inc. U.S. Government and Agencies Average is a composite of money market mutual funds with investment goals similar to the Portfolio's goals. Investments cannot be made in an average.


                                                    PROSPECTUS / August 31, 2002

6 [LOGO] MONEY MARKET PORTFOLIO


    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711863
                  SYMBOL:  ARKXX

                         CLASS B
                CUSIP: 040711459
                  SYMBOL:  ARBXX

                 INVESTMENT GOAL
              MAXIMIZING CURRENT
            INCOME AND PROVIDING
          LIQUIDITY AND SECURITY
                    OF PRINCIPAL

                INVESTMENT FOCUS
                SHORT-TERM MONEY
              MARKET INSTRUMENTS

          SHARE PRICE VOLATILITY
                        VERY LOW

                       PRINCIPAL
             INVESTMENT STRATEGY
       INVESTING IN HIGH-QUALITY
         U.S. DOLLAR-DENOMINATED
         MONEY MARKET SECURITIES

                INVESTOR PROFILE
          CONSERVATIVE INVESTORS
          SEEKING CURRENT INCOME
             THROUGH A LOW-RISK,
               LIQUID INVESTMENT]

PRINCIPAL INVESTMENT STRATEGY

The Money Market Portfolio seeks its investment goal by investing primarily in high-quality, short-term U.S. dollar-denominated debt securities issued by corporations, the U.S. government and banks, including U.S. and foreign branches of U.S. banks and U.S. branches of foreign banks. At least 95% of such securities are rated in the highest rating category by two or more nationally recognized statistical rating organizations.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for seven calendar years.

[EDGAR Representation of Bar Chart:
PERFORMANCE OVER 7 YEARS
2001 - 3.77%
2000 - 6.01%
1999 - 4.80%
1998 - 5.12%
1997 - 5.21%
1996 - 5.04%
1995 - 5.65%]

BEST QUARTER
   1.55%
 (12/31/00)
-------------
WORST QUARTER
    0.51%
  (12/31/01)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was 0.76%.


August 31, 2002 / PROSPECTUS

                                                        MONEY MARKET PORTFOLIO 7


THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE IMONEYNET, INC. FIRST TIER AVERAGE.

--------------------------------------------------------------------------------
                                     1 YEAR       5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO -
CLASS A SHARES                        3.77%        4.98%            4.95%*
--------------------------------------------------------------------------------
IMONEYNET, INC.
FIRST TIER AVERAGE                    4.57%        4.69%            4.76%**
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO -
CLASS B SHARES                       -1.94%         N/A             3.19%***
--------------------------------------------------------------------------------
IMONEYNET, INC.
FIRST TIER AVERAGE                    4.57%         N/A             4.64%****
--------------------------------------------------------------------------------
   *     Since March 2, 1994.
  **     Since February 28, 1994.
 ***     Since January 22, 1999.
****     Since January 31, 1999.

To obtain current 7-day yield information for the Portfolio, call 1-800-ARK-FUND (1-800-275-3863).

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   None            None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (CDSC)* (as a percentage of
offering price)                                 None            5.00% (1)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                   None            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)              None (2)        None (2)
--------------------------------------------------------------------------------
Exchange Fee                                    None            None
--------------------------------------------------------------------------------
* Contingent Deferred Sales Charge.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                                  CLASS A           CLASS B
--------------------------------------------------------------------------------
Investment Advisory Fees                           0.25%             0.25%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                                       0.25%             1.00%
--------------------------------------------------------------------------------
Other Expenses                                     0.35% (3)         0.20%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES          0.85%             1.45%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements             0.21%             0.12%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                       0.64% (4)         1.33% (4)
--------------------------------------------------------------------------------
(1) A sales charge is imposed if you sell Class B Shares within six years of your purchase with the proceeds of an exchange from another Portfolio. The sales charge will be equal to the charge that would have applied had Class B Shares of the other Portfolio not been exchanged. See "Selling Portfolio Shares."
(2) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(3) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee for Class A Shares is 0.06%.
(4) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A and Class B Shares in order to keep total operating expenses from exceeding 0.64% and 1.33%, respectively, until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

(CLASS A) YEARS:     1-$65     3-$250     5-$451     10-$1,030
(CLASS B) YEARS:    1-$635     3-$747     5-$981     10-$1,562

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

(CLASS A) YEARS:     1-$65     3-$250     5-$451     10-$1,030
(CLASS B) YEARS:    1-$135     3-$447     5-$781     10-$1,562

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? The iMoneyNet, Inc. First Tier Average is a composite of money market mutual funds with investment goals similar to the Portfolio's goals. Investments cannot be made in an average.


                                                    PROSPECTUS / August 31, 2002

8 [LOGO] TAX-FREE MONEY MARKET PORTFOLIO


    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711855
                  SYMBOL:  ATFXX

                 INVESTMENT GOAL
              MAXIMIZING CURRENT
              INCOME EXEMPT FROM
          FEDERAL INCOME TAX AND
         PROVIDING LIQUIDITY AND
           SECURITY OF PRINCIPAL

                INVESTMENT FOCUS
        SHORT-TERM, HIGH-QUALITY
          MUNICIPAL MONEY MARKET
                     OBLIGATIONS

          SHARE PRICE VOLATILITY
                        VERY LOW

                       PRINCIPAL
             INVESTMENT STRATEGY
         INVESTING IN TAX-EXEMPT
         MONEY MARKET SECURITIES

                INVESTOR PROFILE
          CONSERVATIVE INVESTORS
       SEEKING TAX-EXEMPT INCOME
             THROUGH A LOW-RISK,
               LIQUID INVESTMENT]

PRINCIPAL INVESTMENT STRATEGY

The Tax-Free Money Market Portfolio seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Portfolio maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from Federal income tax, including the Federal alternative minimum tax. The Portfolio attempts to invest 100% of its assets in securities exempt from Federal income tax (not including the alternative minimum tax).

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for seven calendar years.

[EDGAR Representation of Bar Chart:
PERFORMANCE OVER 7 YEARS
2001 - 2.23%
2000 - 3.54%
1999 - 2.71%
1998 - 2.92%
1997 - 3.14%
1996 - 3.08%
1995 - 3.55%

BEST QUARTER
   0.94%
 (12/31/00)
-------------
WORST QUARTER
    0.33%
  (12/31/01)


August 31, 2002 / PROSPECTUS

                                               TAX-FREE MONEY MARKET PORTFOLIO 9


For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was 0.45%.

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE IMONEYNET, INC. TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.

--------------------------------------------------------------------------------
CLASS A                        1 YEAR           5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET
PORTFOLIO                       2.23%            2.91%           2.95%*
--------------------------------------------------------------------------------
IMONEYNET, INC. TAX-FREE
STOCKBROKER & GENERAL
PURPOSE AVERAGE                 2.76%            2.81%           2.85%**
--------------------------------------------------------------------------------
 *       Since March 15, 1994.
**       Since February 28, 1994.

To obtain current 7-day yield information for the Portfolio, call 1-800-ARK-FUND (1-800-275-3863).

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)                             None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                             None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                              None (1)
--------------------------------------------------------------------------------
Exchange Fee                                                    None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                                        0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.25%
--------------------------------------------------------------------------------
Other Expenses                                                  0.36% (2)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                       0.86%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                          0.24%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                                    0.62% (3)
--------------------------------------------------------------------------------
(1) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(2) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee for Class A Shares is 0.06%.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.62% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

YEARS:     1-$63     2-$250     3-$453     10-$1,039

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK?

The iMoneyNet, Inc. Tax-Free Stockbroker & General Purpose Average is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an average.


                                                    PROSPECTUS / August 31, 2002

10 [LOGO] PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO


    [MARGIN CALLOUT BOX: SUMMARY

                 INVESTMENT GOAL
              MAXIMIZING CURRENT
              INCOME EXEMPT FROM
        FEDERAL AND PENNSYLVANIA
           PERSONAL INCOME TAXES
         AND PROVIDING LIQUIDITY
       AND SECURITY OF PRINCIPAL

                INVESTMENT FOCUS
        SHORT-TERM, HIGH-QUALITY
          PENNSYLVANIA MUNICIPAL
                    MONEY MARKET
                     OBLIGATIONS

          SHARE PRICE VOLATILITY
                        VERY LOW

                       PRINCIPAL
             INVESTMENT STRATEGY
       INVESTING IN PENNSYLVANIA
                TAX-EXEMPT MONEY
               MARKET SECURITIES

                INVESTOR PROFILE
          CONSERVATIVE INVESTORS
           SEEKING INCOME EXEMPT
                FROM FEDERAL AND
           PENNSYLVANIA PERSONAL
            INCOME TAXES THROUGH
              A LOW-RISK, LIQUID
                      INVESTMENT]

PRINCIPAL INVESTMENT STRATEGY

The Pennsylvania Tax-Free Money Market Portfolio seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from Federal and Pennsylvania personal income taxes. The Portfolio has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from Federal income tax, including the Federal alternative minimum tax, and Pennsylvania state income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Portfolio's concentration of investments in securities of issuers located in Pennsylvania subjects the Portfolio to the effects of economic and government policies of Pennsylvania.


PERFORMANCE INFORMATION

Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.


August 31, 2002 / PROSPECTUS

                                 PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO 11


PORTFOLIO FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)                             None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                             None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                              None (1)
--------------------------------------------------------------------------------
Exchange Fee                                                    None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                                        0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.25%
--------------------------------------------------------------------------------
Other Expenses                                                  0.38% (2)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                       0.88%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                          0.19%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                                    0.69% (3)
--------------------------------------------------------------------------------

(1) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(2) Other Expenses are based on estimated amounts for the current fiscal year. These expenses also include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee for Class A Shares is 0.06%.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.69% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


YEARS:     1-$70     3-$262


                                                    PROSPECTUS / August 31, 2002

12 [LOGO] SHORT-TERM TREASURY PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711723
                  SYMBOL:  ASTTX

                 INVESTMENT GOAL
             CURRENT INCOME WITH
           RELATIVE STABILITY OF
                       PRINCIPAL

                INVESTMENT FOCUS
                      SHORT-TERM
        U.S. TREASURY SECURITIES

          SHARE PRICE VOLATILITY
                             LOW

                       PRINCIPAL
             INVESTMENT STRATEGY
         INVESTING IN SHORT-TERM
         FIXED INCOME SECURITIES
          ISSUED DIRECTLY BY THE
                   U.S. TREASURY

                INVESTOR PROFILE
            INVESTORS SEEKING TO
          PRESERVE PRINCIPAL AND
             EARN CURRENT INCOME]

PRINCIPAL INVESTMENT STRATEGY

The Short-Term Treasury Portfolio seeks its investment goal by investing in U.S. Treasury bills, notes and bonds. The Portfolio's Advisor will select securities that are issued by the U.S. Treasury which pay interest that is exempt from state and local income taxes. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed income securities issued directly by the U.S. Treasury. 1 The Portfolio normally invests in short-term securities, and the Portfolio will typically have a dollar-weighted average maturity of no more than three years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, as well as its capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of two comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for five calendar years.

[EDGAR Representation of Bar Chart:
PERFORMANCE OVER 5 YEARS
2001 - 7.29%
2000 - 6.92%
1999 - 2.13%
1998 - 6.20%
1997 - 5.71%]

BEST QUARTER
   3.17%
 (9/30/01)
-------------
WORST QUARTER
    0.28%
  (6/30/99)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was 1.93%.

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                                SHORT-TERM TREASURY PORTFOLIO 13


THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S CLASS A SHARES' AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT BOND INDEX, THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX AND THE LIPPER SHORT U.S. TREASURY FUNDS OBJECTIVE.

--------------------------------------------------------------------------------
CLASS A                           1 YEAR         5 YEAR         SINCE INCEPTION
--------------------------------------------------------------------------------
SHORT-TERM TREASURY PORTFOLIO
  RETURN BEFORE TAXES              7.29%          5.63%              5.71%*
--------------------------------------------------------------------------------
  RETURN AFTER TAXES ON
  DISTRIBUTIONS                    5.46%          3.66%              3.73%*
--------------------------------------------------------------------------------
  RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF PORTFOLIO SHARES              4.41%          3.53%              3.58%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS 1-3 YEAR
U.S. GOVERNMENT BOND INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)           8.53%          6.64%              6.77%**
--------------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR
TREASURY INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES
OR TAXES)                          6.12%          6.45%              6.50%**
--------------------------------------------------------------------------------
LIPPER SHORT U.S. TREASURY
FUNDS OBJECTIVE (REFLECTS NO
DEDUCTION FOR SALES CHARGES
OR TAXES)                          5.92%          5.81%              6.10%**
--------------------------------------------------------------------------------
*        Since September 9, 1996.
**       Since August 31, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                    CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)                             None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                             None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                              None (1)
--------------------------------------------------------------------------------
Exchange Fee                                                    None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                                        0.35%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.40% (2)
--------------------------------------------------------------------------------
Other Expenses                                                  0.40% (3)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                       1.15%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                          0.24%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                                    0.91% (4)
--------------------------------------------------------------------------------

(1) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(2) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(3) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(4) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.91% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

YEARS:     1-$93     3-$342     5-$610     10-$1,376

WHAT IS THE PORTFOLIO'S BENCHMARK?

The Merrill Lynch 1-3 Year Treasury Index is a widely recognized index of U.S. government obligations with maturities between one and three years. The Portfolio also compares its performance to the Lehman Brothers 1-3 Year U.S. Government Bond Index and the Lipper Short U.S. Treasury Funds Objective. The Lehman Brothers 1-3 Year U.S. Government Bond Index is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short U.S. Treasury Funds Objective is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

14 [LOGO] MARYLAND TAX-FREE PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711731
                  SYMBOL:  ARMRX

                         CLASS B
                CUSIP: 040711376
                  SYMBOL:  AMTBX


                 INVESTMENT GOAL
           CURRENT INCOME EXEMPT
                FROM FEDERAL AND
              MARYLAND STATE AND
              LOCAL INCOME TAXES

                INVESTMENT FOCUS
              MARYLAND MUNICIPAL
                      SECURITIES

          SHARE PRICE VOLATILITY
                   LOW TO MEDIUM

                       PRINCIPAL
             INVESTMENT STRATEGY
           INVESTING IN MARYLAND
            MUNICIPAL SECURITIES

                INVESTOR PROFILE
        INVESTORS SEEKING INCOME
         EXEMPT FROM FEDERAL AND
              MARYLAND STATE AND
              LOCAL INCOME TAXES]

PRINCIPAL INVESTMENT STRATEGY

The Maryland Tax-Free Portfolio seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from Federal and Maryland state and local income taxes. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. Under normal market conditions, the Portfolio's assets will be invested so that at least 80% of its income will not be subject to Federal income tax, including the Federal alternative minimum tax, and Maryland state income tax. The Portfolio normally invests in investment-grade debt securities with long and intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 7 to 12 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions. The term "investment-grade" refers to debt securities rated BBB or Baa3 or higher by Standard & Poor's ("S&P") or Moody's, respectively.

In selecting securities, the Portfolio's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Portfolio's concentration of investments in securities of issuers located in Maryland subjects the Portfolio to the effects of economic and government policies of Maryland.

The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of two comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for five calendar years. Class A commenced operations on January 2, 1997. In the bar chart below, performance results before January 2, 1997 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.


August 31, 2002 / PROSPECTUS

                                                  MARYLAND TAX-FREE PORTFOLIO 15


The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 5 YEARS
2001 -  4.49%
2000 - 10.02%
1999 - -3.54%
1998 -  5.46%
1997 -  8.11%

BEST QUARTER
   4.24%
 (12/31/00)
-------------
WORST QUARTER
    -2.11%
  (6/30/99)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was 4.41%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE) FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX, THE LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX, AND THE LIPPER OTHER STATES INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE. AFTER-TAX RETURNS FOR CLASS A SHARES ARE SHOWN IN THE TABLE BELOW. AFTER-TAX RETURNS FOR OTHER CLASSES MAY VARY.

                                1 YEAR          5 YEAR          SINCE INCEPTION
--------------------------------------------------------------------------------
MARYLAND TAX-FREE PORTFOLIO -
CLASS A SHARES
    RETURN BEFORE TAXES         -0.22%            3.84%               3.81%*
--------------------------------------------------------------------------------
    RETURN AFTER TAXES
    ON DISTRIBUTIONS            -0.22%            3.75%               3.72%*
--------------------------------------------------------------------------------
    RETURN AFTER TAXES ON
    DISTRIBUTIONS AND SALE
    OF PORTFOLIO SHARES          1.47%            3.91%               3.88%*
--------------------------------------------------------------------------------
MARYLAND TAX-FREE PORTFOLIO -
CLASS B SHARES
    RETURN BEFORE TAXES         -1.15%            6.23%               6.26%**
--------------------------------------------------------------------------------
LEHMAN BROTHERS 10 YEAR
MUNICIPAL BOND INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)         4.62%            5.94%               5.74%***
--------------------------------------------------------------------------------
LEHMAN BROTHERS 7 YEAR
MUNICIPAL BOND INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)         5.18%            5.55%               5.39%***
--------------------------------------------------------------------------------
LIPPER OTHER STATES
INTERMEDIATE MUNICIPAL
DEBT FUNDS OBJECTIVE
(REFLECTS NO DEDUCTION FOR
SALES CHARGES OR TAXES)          2.74%            4.40%               4.59%***
--------------------------------------------------------------------------------
  * Since November 18, 1996. Class A Shares of the Portfolio were offered beginning January 2, 1997. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on November 18, 1996. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

 ** Since November 18, 1996. Class B Shares of the Portfolio were offered beginning September 1, 1999. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on November 18, 1996. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

***      Since November 30, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A        CLASS B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   4.50% (1)       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
net asset value)                                None (2)        5.00% (3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                   None            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)              None (4)        None (4)
--------------------------------------------------------------------------------
Exchange Fee                                    None            None
--------------------------------------------------------------------------------

WHAT IS THE PORTFOLIO'S BENCHMARK?

The Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and twelve years. The Portfolio also compares its performance to the Lehman Brothers 7 Year Municipal Bond Index and the Lipper Other States Intermediate Municipal Debt Funds Objective. The Lehman Brothers 7 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years. The Lipper Other States Intermediate Municipal Debt Funds Objective is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

16 MARYLAND TAX-FREE PORTFOLIO (CONCLUDED)


ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Investment Advisory Fees                        0.65%           0.65%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                                    0.30% (5)       1.00%
--------------------------------------------------------------------------------
Other Expenses                                  0.36% (6)       0.21%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES       1.31%           1.86%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements          0.29%           0.14%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                    1.02% (7)       1.72% (7)
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(5) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(6) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.

(7) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A and Class B Shares in order to keep total operating expenses from exceeding 1.02% and 1.72%, respectively, until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

(CLASS A) YEARS:        1-$549     3-$819     5-$1,109     10-$1,934
(CLASS B) YEARS:        1-$675     3-$871     5-$1,193     10-$2,025

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

(CLASS A) YEARS:        1-$549     3-$819     5-$1,109     10-$1,934
(CLASS B) YEARS:        1-$175     3-$571     5-$993       10-$2,025


August 31, 2002 / PROSPECTUS

                      This page intentionally left blank.

18 [LOGO] PENNSYLVANIA TAX-FREE PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711657
                  SYMBOL:  APARX

                         CLASS B
                CUSIP: 040711384
                  SYMBOL:  APTBX

                 INVESTMENT GOAL
           CURRENT INCOME EXEMPT
                FROM FEDERAL AND
           PENNSYLVANIA PERSONAL
                    INCOME TAXES

                INVESTMENT FOCUS
          PENNSYLVANIA MUNICIPAL
                      SECURITIES

          SHARE PRICE VOLATILITY
                   LOW TO MEDIUM

                       PRINCIPAL
             INVESTMENT STRATEGY
       INVESTING IN PENNSYLVANIA
            MUNICIPAL SECURITIES

                INVESTOR PROFILE
        INVESTORS SEEKING INCOME
         EXEMPT FROM FEDERAL AND
           PENNSYLVANIA PERSONAL
                    INCOME TAXES]

PRINCIPAL INVESTMENT STRATEGY

The Pennsylvania Tax-Free Portfolio seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from Federal and Pennsylvania personal income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. Under normal market conditions, the Portfolio's assets will be invested so that at least 80% of its income will not be subject to Federal income tax, including the Federal alternative minimum tax, and Pennsylvania state income tax. The Portfolio normally invests in investment-grade debt securities with long and intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 7 to 12 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities, the Portfolio's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Portfolio's concentration of investments in securities of issuers located in Pennsylvania subjects the Portfolio to the effects of economic and government policies of Pennsylvania.

The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of three comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for five calendar years. Class A commenced operations on March 23, 1998. In the bar chart below, performance results before March 23, 1998 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.


August 31, 2002 / PROSPECTUS

                                              PENNSYLVANIA TAX-FREE PORTFOLIO 19


The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 5 YEARS
2001 -  4.90%
2000 -  9.84%
1999 - -4.86%
1998 -  5.31%
1997 -  6.22%

BEST QUARTER
   3.91%
 (12/31/00)
-------------
WORST QUARTER
    -2.58%
  (6/30/99)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was 4.39%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX, THE LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX, THE LEHMAN BROTHERS 5 YEAR MUNICIPAL BOND INDEX, AND THE LIPPER PENNSYLVANIA INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE. AFTER-TAX RETURNS FOR CLASS A SHARES ARE SHOWN IN THE TABLE BELOW. AFTER-TAX RETURNS FOR OTHER CLASSES WILL VARY.

                                        1 YEAR      5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
PENNSYLVANIA TAX-FREE
PORTFOLIO - CLASS A SHARES
   RETURN BEFORE TAXES                   0.22%        3.21%          3.42%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS                         0.22%        3.15%          3.36%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF PORTFOLIO SHARES                   1.70%        3.36%          3.53%*
--------------------------------------------------------------------------------
PENNSYLVANIA TAX-FREE
PORTFOLIO - CLASS B SHARES
   RETURN BEFORE TAXES                  -0.84%        5.10%          5.10%**
--------------------------------------------------------------------------------
LEHMAN BROTHERS 10 YEAR
MUNICIPAL BOND INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                 4.62%        5.94%          6.08%***
--------------------------------------------------------------------------------
LEHMAN BROTHERS 7 YEAR
MUNICIPAL BOND INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                 5.18%        5.55%          5.65%***
--------------------------------------------------------------------------------
LEHMAN BROTHERS 5 YEAR
MUNICIPAL BOND INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                 6.21%        5.35%          5.38%***
--------------------------------------------------------------------------------
LIPPER PENNSYLVANIA
INTERMEDIATE MUNICIPAL
DEBT FUNDS OBJECTIVE
(REFLECTS NO DEDUCTION FOR
SALES CHARGES OR TAXES)                  3.00%        4.25%          4.73%***
--------------------------------------------------------------------------------

* Since April 1, 1996. Class A Shares of the Portfolio were offered beginning March 23, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the Portfolio on March 20, 1998. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

** Since April 1, 1996. Class B Shares of the Portfolio were offered beginning September 1, 1999. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the Portfolio on March 20, 1998. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***      Since March 31, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WHAT IS THE PORTFOLIO'S BENCHMARK?

The Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and twelve years. The Portfolio also compares its performance to the Lehman Brothers 7 Year Municipal Bond Index, the Lehman Brothers 5 Year Municipal Bond Index, and the Lipper Pennsylvania Intermediate Municipal Debt Funds Objective. The Lehman Brothers 7 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years. The Lehman Brothers 5 Year Municipal Bond Index is a widely recognized index of municipal bonds with intermediate investment-grade tax-exempt bonds. The Lipper Pennsylvania Intermediate Municipal Debt Funds Objective is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

20 PENNSYLVANIA TAX-FREE PORTFOLIO (CONCLUDED)


In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   4.50% (1)       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price)                                 None (2)        5.00%(3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                   None            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)              None (4)        None (4)
--------------------------------------------------------------------------------
Exchange Fee                                    None            None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Investment Advisory Fees                        0.65%           0.65%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                                    0.30% (5)       1.00%
--------------------------------------------------------------------------------
Other Expenses                                  0.35% (6)       0.20%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES       1.30%           1.85%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements          0.13%            ---
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                    1.17% (7)        ---
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4)  If redemption proceeds are wired to an account, a $10 fee is applicable.
(5) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(6) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(7) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of the Class A Shares in order to keep total operating expenses from exceeding 1.17% until August 31, 2003.
(8) The Advisor is voluntarily waiving fees or reimbursing expenses to keep total operating expenses at a specified level. The advisor may discontinue all or part of these reimbursements at any time. With the voluntary waivers and expense reimbursements, the Portfolio's actual total operating expenses were 1.84%.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$564     3-$831     5-$1,119     10-$1,936
CLASS B YEARS:     1-$687     3-$881     5-$1,200     10-$2,025

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$564     3-$831     5-$1,119     10-$1,936
CLASS B YEARS:     1-$187     3-$581     5-$1,000     10-$2,025


August 31, 2002 / PROSPECTUS

                      This page intentionally left blank.

22 [LOGO] INTERMEDIATE FIXED INCOME PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                 INVESTMENT GOAL
                  CURRENT INCOME

                INVESTMENT FOCUS
               INTERMEDIATE-TERM
          INVESTMENT-GRADE FIXED
               INCOME SECURITIES

          SHARE PRICE VOLATILITY
                   LOW TO MEDIUM

                       PRINCIPAL
             INVESTMENT STRATEGY
                    INVESTING IN
          U.S. INTERMEDIATE-TERM
                  GOVERNMENT AND
          CORPORATE FIXED INCOME
                      SECURITIES

                INVESTOR PROFILE
       INVESTORS SEEKING CURRENT
          INCOME WHO ARE WILLING
          TO ACCEPT THE RISKS OF
       INVESTING IN FIXED INCOME
                      SECURITIES]

PRINCIPAL INVESTMENT STRATEGY

The Intermediate Fixed Income Portfolio seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in fixed income securities. 1 The Portfolio's Advisor will select investment-grade fixed income securities and unrated securities determined to be of comparable quality. The Portfolio normally invests in securities with intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 3 to 10 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of two comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

The  following  bar chart shows changes in the  performance  of the  Portfolio's
Institutional Class Shares for each year for five calendar years. The Portfolio's Class A Shares have not commenced operations. In the bar chart, performance results are for the Portfolio's Institutional Class, which is not offered in this prospectus. Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that the Classes do not have the same expenses.

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                          INTERMEDIATE FIXED INCOME PORTFOLIO 23


The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 5 YEARS
2001 -  7.59%
2000 -  8.83%
1999 - -0.57%
1998 -  7.63%
1997 -  7.58%

BEST QUARTER
   4.67%
 (9/30/98)
-------------
WORST QUARTER
    -1.02%
  (6/30/99)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was 2.23%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS, FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX, THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX, AND THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS OBJECTIVE.

INSTITUTIONAL CLASS                     1 YEAR      5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME
PORTFOLIO
RETURN BEFORE TAXES                      7.59%       6.16%          5.96%*
--------------------------------------------------------------------------------
RETURN AFTER TAXES ON
DISTRIBUTIONS                            5.36%       3.76%          3.58%*
--------------------------------------------------------------------------------
RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE
OF PORTFOLIO SHARES                      4.60%       3.73%          3.58%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE U.S.
GOVERNMENT BOND INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                 8.42%       7.06%          6.82%**
--------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CREDIT INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                 8.96%       7.10%          6.84%**
--------------------------------------------------------------------------------
LIPPER INTERMEDIATE
INVESTMENT-GRADE DEBT FUNDS
OBJECTIVE (REFLECTS NO
DEDUCTION FOR SALES CHARGES
OR TAXES)                                6.81%       6.28%          6.15%**
--------------------------------------------------------------------------------

* Since November 18, 1996. Class A Shares of the Portfolio have not commenced operations. Performance results shown are for the Portfolio's Institutional Class, which is not offered by this prospectus. The Class A annual returns, before and after taxes, would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities and annual returns would differ only to the extent that the Classes do not have the same expenses.
**       Since November 30, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)           4.50% (1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)                     None (2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                     None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                      None (3)
--------------------------------------------------------------------------------
Exchange Fee                                            None
--------------------------------------------------------------------------------


                         (Table Continued on Next Page)


WHAT IS THE PORTFOLIO'S BENCHMARK?

The Lehman Brothers Intermediate U.S. Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from one to ten years. The Portfolio also compares its performance to the Lehman Brothers Intermediate Government/Credit Index and the Lipper Intermediate Investment-Grade Debt Funds Objective. The Lehman Brothers Intermediate Government/Credit Index is a widely recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities backed by the U.S. government and fixed-rate nonconvertible corporate debt securities backed by the U.S. government, fixed-rate nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment-grade (BBB) or higher, with maturities of one to ten years. The Lipper Intermediate Investment-Grade Debt Funds Objective is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / AUGUST 31, 2002

24 INTERMEDIATE FIXED INCOME PORTFOLIO (CONCLUDED)


ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                                0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                               0.30% (4)
--------------------------------------------------------------------------------
Other Expenses                                          0.36% (5)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES               1.26%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                  0.23%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                            1.03% (6)
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(4) The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(5) Other Expenses are based on estimated amounts for the current fiscal year. These expenses include shareholder service fees of 0.15%.
(6) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.03% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

YEARS:     1-$550     3-$810

August 31, 2002 / PROSPECTUS

                      This page intentionally left blank.

26 [LOGO] U.S. GOVERNMENT BOND PORTFOLIO


    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711467
                  SYMBOL:  AUSRX

                 INVESTMENT GOAL
                  CURRENT INCOME

                INVESTMENT FOCUS
                 U.S. GOVERNMENT
                      SECURITIES

          SHARE PRICE VOLATILITY
                   LOW TO MEDIUM

                       PRINCIPAL
             INVESTMENT STRATEGY
                    INVESTING IN
           U.S. GOVERNMENT FIXED
               INCOME SECURITIES

                INVESTOR PROFILE
       INVESTORS SEEKING CURRENT
          INCOME WHO ARE WILLING
          TO ACCEPT THE RISKS OF
              INVESTING IN FIXED
               INCOME SECURITIES]

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Bond Portfolio seeks its investment goal by investing primarily in fixed income securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in U.S. government debt securities. 1 The Portfolio also invests in investment-grade corporate fixed income securities. The Portfolio normally invests in securities with intermediate maturities, and the Portfolio will typically have a dollar-weighted maturity of between 3 and 10 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, as well as its capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for five calendar years. Class A commenced operations on April 1, 1998. In the bar chart below, performance results before April 1, 1998 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                               U.S. GOVERNMENT BOND PORTFOLIO 27


The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.


PERFORMANCE OVER 5 YEARS
2001 -  6.44%
2000 -  8.90%
1999 - -0.80%
1998 - 15.01%
1997 -  6.17%

BEST QUARTER
   9.79%
 (6/30/98)
-------------
WORST QUARTER
    -1.36%
  (3/31/97)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was 3.39%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S CLASS A SHARES' AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX AND THE LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS OBJECTIVE.

CLASS A                                 1 YEAR      5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
U.S. GOVERNMENT BOND
PORTFOLIO
   RETURN BEFORE TAXES                   1.62%       6.05%           5.88%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS                        -0.43%       3.09%           2.97%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF PORTFOLIO SHARES                   0.97%       3.31%           3.20%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CREDIT INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                 8.96%       7.10%           7.03%**
--------------------------------------------------------------------------------
LIPPER INTERMEDIATE
U.S. GOVERNMENT FUNDS
OBJECTIVE (REFLECTS NO
DEDUCTION FOR SALES CHARGES
OR TAXES)                                5.72%       5.98%           6.35%**
--------------------------------------------------------------------------------

* Since April 1, 1996. Class A Shares of the Portfolio were offered beginning April 1, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Intermediate U.S. Government Bond Fund, which began offering its shares on April 1, 1996, and was reorganized into the Portfolio on March 20, 1998. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

**       Since March 31, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)           4.50%(1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)                     None(2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                     None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                      None(3)
--------------------------------------------------------------------------------
Exchange Fee                                            None
--------------------------------------------------------------------------------


                         (Table Continued on Next Page)

WHAT IS THE PORTFOLIO'S BENCHMARK?

The Lehman Brothers Intermediate Government/Credit Index is a widely recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment-grade (BBB) or higher, with maturities of one to ten years. The Portfolio also compares its performance to the Lipper Intermediate U.S. Government Debt Funds Objective, which is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

28 U.S. GOVERNMENT BOND PORTFOLIO (CONCLUDED)


ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                    CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                                0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                               0.30% (4)
--------------------------------------------------------------------------------
Other Expenses                                          0.35% (5)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES               1.40%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                  0.22%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                            1.18% (6)
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(4) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(5) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(6) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses for Class A shares from exceeding 1.18% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

YEARS:     1-$565     3-$853     5-$1,161     10-$2,036


August 31, 2002 / PROSPECTUS

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


30 [LOGO] INCOME PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711871
                  SYMBOL:  AKIRX

                         CLASS B
                CUSIP: 040711442
                  SYMBOL:  ARIBX

                 INVESTMENT GOAL
               PRIMARILY CURRENT
          INCOME AND SECONDARILY
                  CAPITAL GROWTH

                INVESTMENT FOCUS
          INVESTMENT-GRADE FIXED
               INCOME SECURITIES

          SHARE PRICE VOLATILITY
                          MEDIUM

                       PRINCIPAL
             INVESTMENT STRATEGY
                    INVESTING IN
             U.S. GOVERNMENT AND
          CORPORATE FIXED INCOME
         SECURITIES WITH VARYING
                      MATURITIES

                INVESTOR PROFILE
               INVESTORS SEEKING
        PRIMARILY CURRENT INCOME
          AND SECONDARILY GROWTH
              OF CAPITAL WHO ARE
           WILLING TO ACCEPT THE
     RISKS OF INVESTING IN FIXED
               INCOME SECURITIES]

PRINCIPAL INVESTMENT STRATEGY

The Income Portfolio seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities. The Portfolio's Advisor will generally select investment-grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Portfolio's total assets in lower-rated debt securities ("junk bonds"). The dollar-weighted average maturity of the Portfolio's investments will vary depending on market conditions, but will typically be between 5 and 20 years.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Junk bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.


August 31, 2002 / PROSPECTUS

                                                             INCOME PORTFOLIO 31


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for eight calendar years. Class A commenced operations on April 12, 1994. In the bar chart below, performance results before April 12, 1994 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 8 YEARS
2001 -  7.10%
2000 - 10.26%
1999 - -2.03%
1998 -  6.66%
1997 -  9.22%
1996 -  2.60%
1995 - 17.99%
1994 - -2.79%

BEST QUARTER
   6.58%
 (6/30/95)
-------------
WORST QUARTER
    -2.24%
  (3/31/96)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was 3.01%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER CORPORATE A-RATED DEBT FUNDS OBJECTIVE. AFTER-TAX RETURNS FOR THE PORTFOLIO'S CLASS A SHARES ARE SHOWN IN THE TABLE BELOW. AFTER-TAX RETURNS FOR OTHER CLASSES MAY VARY.

                                         1 YEAR      5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
INCOME PORTFOLIO
CLASS A SHARES
   RETURN BEFORE TAXES                    2.32%       5.19%          5.29%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES
   ON DISTRIBUTIONS                       0.15%       2.84%          3.00%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF PORTFOLIO SHARES                    1.42%       2.96%           3.06%*
--------------------------------------------------------------------------------
INCOME PORTFOLIO
CLASS B SHARES
   RETURN BEFORE TAXES                    1.36%       5.15%           5.19%**
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE BOND INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                  8.44%       7.43%           6.81%***
--------------------------------------------------------------------------------
LIPPER CORPORATE A-RATED
DEBT FUNDS OBJECTIVE
(REFLECTS NO DEDUCTION FOR
SALES CHARGES OR TAXES)                   6.35%       5.96%           6.00%***
--------------------------------------------------------------------------------
* Since July 16, 1993. Class A Shares of the Portfolio were offered beginning April 12, 1994. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 16, 1993. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
** Since July 16, 1993. Class B Shares of the Portfolio were offered beginning September 14, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 16, 1993. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***      Since July 31, 1993.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WHAT IS THE PORTFOLIO'S BENCHMARK?

The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA-rated mortgage-backed securities. All securities in the index are rated investment-grade (BBB) or higher, with maturities of at least one year. The Portfolio also compares its performance to the Lipper Corporate A-Rated Debt Funds Objective, which is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

32 INCOME PORTFOLIO (CONCLUDED)


PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                CLASS A         CLASS B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   4.50% (1)       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price)                                 None (2)        5.00% (3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                   None            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)              None (4)        None (4)
--------------------------------------------------------------------------------
Exchange Fee                                    None            None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                                CLASS A         CLASS B
--------------------------------------------------------------------------------
Investment Advisory Fees                         0.60%           0.60%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                                     0.30% (5)       1.00%
--------------------------------------------------------------------------------
Other Expenses                                   0.36% (6)       0.21%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                               1.26%           1.81%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                   0.23%           0.08%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                     1.03% (7)       1.73% (7)
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(5) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(6) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(7) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A and Class B Shares in order to keep total operating expenses from exceeding 1.03% and 1.73%, respectively, until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$550     3-$810     5-$1,089     10-$1,885
CLASS B YEARS:     1-$676     3-$862     5-$1,173     10-$1,976

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$550     3-$810     5-$1,089     10-$1,885
CLASS B YEARS:     1-$176     3-$562     5-$973       10-$1,976


August 31, 2002 / PROSPECTUS

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


34 [LOGO] BALANCED PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711889
                  SYMBOL:  ARBAX

                         CLASS B
                CUSIP: 040711434
                  SYMBOL:  ABLDX

                 INVESTMENT GOAL
          LONG-TERM TOTAL RETURN

                INVESTMENT FOCUS
               COMMON STOCKS AND
         FIXED INCOME SECURITIES

          SHARE PRICE VOLATILITY
                          MEDIUM

                       PRINCIPAL
             INVESTMENT STRATEGY
             INVESTING IN STOCKS
           AND BONDS TO GENERATE
                    TOTAL RETURN

                INVESTOR PROFILE
         INVESTORS SEEKING TOTAL
        RETURN BY INVESTING IN A
           BALANCED PORTFOLIO OF
         FIXED INCOME AND EQUITY
           SECURITIES WITH LOWER
          VOLATILITY THAN AN ALL
                EQUITY PORTFOLIO]

PRINCIPAL INVESTMENT STRATEGY

The Balanced Portfolio seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment-grade fixed income securities. The Portfolio's Advisor will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more) that are recognized leaders in their respective markets. In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also purchase investment-grade fixed income securities with varying maturities, including corporate and government securities and mortgage-backed securities. The Advisor will adjust the Portfolio's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Portfolio maintains at least 25% of its total assets in fixed-income senior securities.

In selecting securities for the Portfolio, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Portfolio's fixed income securities may vary depending on market conditions, but will typically be between 5 and 20 years.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.


August 31, 2002 / PROSPECTUS

                                                           BALANCED PORTFOLIO 35


The Portfolio is also subject to the risk that the Advisor's asset allocation decisions will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of three comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for eight calendar years. Class A commenced operations on March 9, 1994. In the bar chart, performance results before March 9, 1994 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 8 YEARS
2001 - -6.49%
2000 -  0.32%
1999 - 22.46%
1998 - 24.61%
1997 - 22.30%
1996 -  7.83%
1995 - 21.29%
1994 - -5.30%

BEST QUARTER
   18.25%
 (12/31/98)
-------------
WORST QUARTER
    -9.93%
  (9/30/01)


For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was -10.84%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500 INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, 60/40 HYBRID OF THE S&P 500 INDEX AND LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, AND LIPPER BALANCED FUNDS OBJECTIVE. AFTER-TAX RETURNS FOR THE PORTFOLIO'S CLASS A SHARES ARE SHOWN IN THE TABLE BELOW. AFTER-TAX RETURNS FOR OTHER CLASSES MAY VARY.

                                        1 YEAR      5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
BALANCED PORTFOLIO
CLASS A SHARES
   RETURN BEFORE TAXES                  -10.90%      10.77%          9.80%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES
   ON DISTRIBUTIONS                     -11.64%       8.51%          7.54%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF PORTFOLIO SHARES                   -6.65%       8.00%          7.09%*
--------------------------------------------------------------------------------
BALANCED PORTFOLIO
CLASS B SHARES
   RETURN BEFORE TAXES                  -11.71%      10.49%          9.55%**
--------------------------------------------------------------------------------
S&P 500 INDEX (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)                      -11.87%      10.70%          13.94%***
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE BOND INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                  8.44%       7.43%          6.81%***
--------------------------------------------------------------------------------
60/40 HYBRID OF THE S&P
500 AND LEHMAN BROTHERS
U.S. AGGREGATE BOND INDICES
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                  -3.75%      9.39%          11.09%***
--------------------------------------------------------------------------------
LIPPER BALANCED FUNDS
OBJECTIVE (REFLECTS NO
DEDUCTION FOR SALES CHARGES
OR TAXES)                                 -5.60%      7.35%          9.52%***
--------------------------------------------------------------------------------
* Since July 16, 1993. Class A Shares of the Portfolio were offered beginning March 9, 1994. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 16, 1993. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
** Since July 16, 1993. Class B Shares of the Portfolio were offered beginning September 14, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 16, 1993. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***      Since July 31, 1993.

WHAT IS THE PORTFOLIO'S BENCHMARK?

The S&P 500 Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Portfolio also compares its performance to the Lehman Brothers U.S. Aggregate Bond Index, the 60/40 Hybrid of the S&P 500 Index and Lehman Brothers U.S. Aggregate Bond Index and the Lipper Balanced Funds Objective. The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA-rated mortgage-backed securities. All securities in the index are rated investment-grade (BBB) or higher, with maturities of at least one year. The 60/40 Hybrid of the S&P 500 Index and Lehman Brothers U.S. Aggregate Bond Index is comprised of two unmanaged indices, weighted 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Portfolio uses a blended index because it is better suited to the Portfolio's strategy. The Lipper Balanced Funds Objective is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

36 BALANCED PORTFOLIO (CONCLUDED)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   4.75% (1)       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of offering price)      None (2)        5.00% (3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                   None            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)              None (4)        None (4)
--------------------------------------------------------------------------------
Exchange Fee                                    None            None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Investment Advisory Fees                        0.65%           0.65%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                                    0.40% (5)       1.00%
--------------------------------------------------------------------------------
Other Expenses                                  0.36% (6)       0.21%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                              1.41%           1.86%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                  0.31%           0.06%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                    1.10% (7)       1.80% (7)
--------------------------------------------------------------------------------
(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(5) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(6) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(7) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A and Class B Shares in order to keep total operating expenses from exceeding 1.10% and 1.80%, respectively, until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$582     3-$871     5-$1,181     10-$2,060
CLASS B YEARS:     1-$683     3-$879     5-$1,200     10-$2,058

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$582     3-$871     5-$1,181     10-$2,060
CLASS B YEARS:     1-$183     3-$579     5-$1,000     10-$2,058


August 31, 2002 / PROSPECTUS

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


38 [LOGO] EQUITY INCOME PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711616
                  SYMBOL:  ARERX

                 INVESTMENT GOAL
              CURRENT INCOME AND
               GROWTH OF CAPITAL

                INVESTMENT FOCUS
            DIVIDEND-PAYING U.S.
                   COMMON STOCKS

          SHARE PRICE VOLATILITY
                  MEDIUM TO HIGH

                       PRINCIPAL
             INVESTMENT STRATEGY
       INVESTING IN STOCKS WHICH
           HAVE AN ABOVE-AVERAGE
      DIVIDEND YIELD RELATIVE TO
          THE BROAD STOCK MARKET

                INVESTOR PROFILE
       INVESTORS SEEKING CURRENT
            INCOME AND GROWTH OF
        CAPITAL WHO CAN TOLERATE
      THE SHARE PRICE VOLATILITY
             OF EQUITY INVESTING]

PRINCIPAL INVESTMENT STRATEGY

The Equity Income Portfolio seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Portfolio's net assets will be invested in dividend-paying equity securities. 1 The Portfolio may, to a limited extent, purchase convertible and preferred stocks and investment-grade fixed income securities. The Portfolio's Advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

In selecting securities for the Portfolio, the Advisor purchases stocks of companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows the performance of the Portfolio's Class A Shares for each year for four calendar years.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 4 YEARS
2001 - -10.44%
2000 -  13.56%
1999 -   2.46%
1998 -   8.43%

BEST QUARTER
   11.49%
 (12/31/98)
------------
WORST QUARTER
   -10.44%
  (9/30/99)

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                                      EQUITY INCOME PORTFOLIO 39


For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was -5.24%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S CLASS A SHARES' AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500 INDEX AND THE LIPPER EQUITY INCOME FUNDS CLASSIFICATION.


CLASS A                                              1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
   RETURN BEFORE TAXES                               -14.70%          7.29%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS                                     -15.33%          5.04%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE OF
   PORTFOLIO SHARES                                   -8.87%          5.26%*
--------------------------------------------------------------------------------
S&P 500 INDEX (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)                                   -11.87%          9.50%**
--------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUNDS
CLASSIFICATION (REFLECTS NO
DEDUCTION FOR SALES CHARGES
OR TAXES)                                             -6.72%          8.15%**
--------------------------------------------------------------------------------
*        Since May 9, 1997.
**       Since November 30, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                    CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)           4.75% (1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)                     None (2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                     None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                      None (3)
--------------------------------------------------------------------------------
Exchange Fee                                            None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                    CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                                0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                               0.40% (4)
--------------------------------------------------------------------------------
Other Expenses                                          0.38% (5)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES               1.48%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                  0.30%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                            1.18% (6)
--------------------------------------------------------------------------------
(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(4) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(5) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(6) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses for Class A shares from exceeding 1.18% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

WHAT IS THE PORTFOLIO'S BENCHMARK?

The S&P 500 Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Portfolio also compares its performance to the Lipper Equity Income Funds CLassification, which is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

40 EQUITY INCOME PORTFOLIO (CONCLUDED)


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

YEARS:     1-$590     3-$893     5-$1,217     10-$2,135


August 31, 2002 / PROSPECTUS

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


42 [LOGO] VALUE EQUITY PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711525
                  SYMBOL:  AVERX

                         CLASS B
                CUSIP: 040711418
                   SYMBOL: AVEBX

                 INVESTMENT GOAL
             GROWTH OF PRINCIPAL

                INVESTMENT FOCUS
              U.S. COMMON STOCKS

          SHARE PRICE VOLATILITY
                  MEDIUM TO HIGH

                       PRINCIPAL
             INVESTMENT STRATEGY
        INVESTING IN UNDERVALUED
        STOCKS OF U.S. COMPANIES

                INVESTOR PROFILE
         INVESTORS SEEKING LONG-
        TERM GROWTH OF PRINCIPAL
            WHO CAN TOLERATE THE
       SHARE PRICE VOLATILITY OF
                EQUITY INVESTING]

PRINCIPAL INVESTMENT STRATEGY

The Value Equity Portfolio seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets in equity securities. 1 The Portfolio's Advisor purchases stocks whose prices appear low when compared to measures such as present and/or future earnings and cash flows, as well as other out-of-favor stocks that the Advisor believes are undervalued by the market.

In selecting investments for the Portfolio, the Advisor emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Advisor will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The Advisor's investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of two comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for five calendar years. Class A commenced operations on April 1, 1998. In the bar chart, performance results before April 1, 1998 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                                       VALUE EQUITY PORTFOLIO 43


The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 5 YEARS
                                   2001                         -5.73%
                                   2000                         -1.33%
                                   1999                         11.70%
                                   1998                         18.79%
                                   1997                         28.82%

BEST QUARTER
   18.95%
 (12/31/98)
-------------
WORST QUARTER
   -10.68%
  (9/30/98)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was -14.26%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500 INDEX, THE S&P 500/BARRA VALUE INDEX, AND

                                          1 YEAR     5 YEAR     SINCE INCEPTION
--------------------------------------------------------------------------------
VALUE EQUITY PORTFOLIO
CLASS A SHARES
   RETURN BEFORE TAXES                    -10.22%     8.66%         10.31%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES
   ON DISTRIBUTIONS                       -11.63%     5.51%          7.32%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF PORTFOLIO SHARES                     -5.01%     6.33%          7.72%*
--------------------------------------------------------------------------------
VALUE EQUITY PORTFOLIO
CLASS B SHARES
   RETURN BEFORE TAXES                    -10.68%     8.39%          9.83%**
--------------------------------------------------------------------------------
S&P 500 INDEX (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)                        -11.87%    10.70%         12.21%***
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE
INDEX (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)              -11.69%     9.50%         10.43%***
--------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE
FUNDS CLASSIFICATION (REFLECTS
NO DEDUCTION FOR SALES
CHARGES OR TAXES)                          -7.64%     8.32%         10.10%***
--------------------------------------------------------------------------------

THE LIPPER LARGE-CAP VALUE FUNDS CLASSIFICATION. AFTER-TAX RETURNS FOR THE PORTFOLIO'S CLASS A SHARES ARE SHOWN IN TABLE BELOW. AFTER-TAX RETURNS FOR OTHER CLASSES MAY VARY.

* Since April 1, 1996. Class A Shares of the Portfolio were offered beginning April 1, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Portfolio on March 27, 1998. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
** Since April 1, 1996. Class B Shares of the Portfolio were offered beginning September 14, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Portfolio on March 27, 1998. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***      Since March 31, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

WHAT IS THE PORTFOLIO'S BENCHMARK?

The S&P 500 Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Portfolio also compares its performance to the S&P 500/BARBA Value Index and the Lipper Large-Cap Value Funds Classification. The S&P 500/BARRA Value Index is a widely recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The Lipper Large-Cap Value Funds Classification is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

44 VALUE EQUITY PORTFOLIO (CONCLUDED)


PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   4.75% (1)       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of offering price)      None (2)        5.00% (3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                   None            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
 of amount redeemed, if applicable)             None (4)        None (4)
--------------------------------------------------------------------------------
Exchange Fee                                    None            None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Investment Advisory Fees                        1.00%           1.00%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                                    0.40% (5)       1.00%
--------------------------------------------------------------------------------
Other Expenses                                  0.35% (6)       0.20%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                              1.75%           2.20%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                  0.37%           0.12%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                    1.38% (7)       2.08% (7)
--------------------------------------------------------------------------------
(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(5) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(6) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(7) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A and Class B Shares in order to keep total operating expenses from exceeding 1.38% and 2.08%, respectively, until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$609     3-$966     5-$1,346     10-$2,410
CLASS B YEARS:     1-$711     3-$977     5-$1,369     10-$2,411

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$609     3-$966     5-$1,346     10-$2,410
CLASS B YEARS:     1-$211     3-$677     5-$1,169     10-$2,411


August 31, 2002 / PROSPECTUS

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


46 [LOGO] EQUITY INDEX PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711541
                   SYMBOL: ARKAX

                 INVESTMENT GOAL
         INVESTMENT RESULTS THAT
               CORRESPOND TO THE
          PERFORMANCE OF THE S&P
                       500 INDEX
                       (S&P 500)

                INVESTMENT FOCUS
              U.S. COMMON STOCKS

          SHARE PRICE VOLATILITY
                  MEDIUM TO HIGH

                       PRINCIPAL
             INVESTMENT STRATEGY
           ATTEMPTS TO REPLICATE
              THE PERFORMANCE OF
                     THE S&P 500

                INVESTOR PROFILE
        INVESTORS SEEKING GROWTH
              OF CAPITAL WHO CAN
        TOLERATE THE SHARE PRICE
            VOLATILITY OF EQUITY
                       INVESTING]

PRINCIPAL INVESTMENT STRATEGY

The Equity Index Portfolio seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. 1 The Portfolio is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Portfolio will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

The Portfolio may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Portfolio will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Although the Portfolio will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Portfolio's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Portfolio.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The Advisor may not be able to match the performance of the Portfolio's benchmark.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows the performance of the Portfolio's Class A Shares for each year for four calendar years.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 4 YEARS
2001 - -12.23%
2000 -  -8.73%
1999 -  20.76%
1998 -  29.01%

BEST QUARTER
   21.14%
 (12/31/98)
-------------
WORST QUARTER
   -14.65%
  (9/30/01)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was -13.10%.

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                                       EQUITY INDEX PORTFOLIO 47


THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S CLASS A SHARES' AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500 INDEX AND THE LIPPER S&P 500 INDEX OBJECTIVE FUNDS AVERAGE.

--------------------------------------------------------------------------------
CLASS A                                              1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO
   RETURN BEFORE TAXES                                -16.41%           5.12%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS                                      -16.70%           3.50%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF PORTFOLIO SHARES                                 -9.99%           3.98%*
--------------------------------------------------------------------------------
S&P 500 INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSE
OR TAXES)                                             -11.87%           6.36%**
--------------------------------------------------------------------------------
LIPPER S&P 500 INDEX
OBJECTIVE FUNDS AVERAGE
(REFLECTS NO DEDUCTION FOR
SALES CHARGES OR TAXES)                               -13.11%           6.47%**
--------------------------------------------------------------------------------
*        Since November 3, 1997.
**       Since October 31, 1997.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)   4.75% (1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)             None (2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)             None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)              None (3)
--------------------------------------------------------------------------------
Exchange Fee                                    None
--------------------------------------------------------------------------------


ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                        0.20%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                       0.40% (4)
--------------------------------------------------------------------------------
Other Expenses                                  0.39% (5)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES       0.99%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements          0.41%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                    0.58% (6)
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(4) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(5) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(6) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses for Class A Shares from exceeding 0.58% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

YEARS:     1-$531     3-$736      5-$958     10-$1,595

WHAT IS THE PORTFOLIO'S BENCHMARK?

The S&P 500 Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Portfolio also compares its performance to the Lipper S&P 500 Index Objective Funds Average, which is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

48 [LOGO] BLUE CHIP EQUITY PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711699
                   SYMBOL: ARBCX

                         CLASS B
                CUSIP: 040711426
                   SYMBOL: ABEBX

                 INVESTMENT GOAL
               LONG-TERM CAPITAL
                    APPRECIATION

                INVESTMENT FOCUS
       LARGE CAPITALIZATION U.S.
                   COMMON STOCKS

          SHARE PRICE VOLATILITY
                  MEDIUM TO HIGH

                       PRINCIPAL
             INVESTMENT STRATEGY
          INVESTING IN STOCKS OF
               ESTABLISHED LARGE
        CAPITALIZATION COMPANIES

                INVESTOR PROFILE
       INVESTORS SEEKING CAPITAL
            APPRECIATION WHO CAN
        TOLERATE THE SHARE PRICE
            VOLATILITY OF EQUITY
                       INVESTING]

PRINCIPAL INVESTMENT STRATEGY

The Blue Chip Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of established large capitalization U.S. companies. Under normal circumstances, at least 80% of the value of the Portfolio's net assets will be invested in equity securities of blue chip companies. 1 The Advisor defines blue chip companies as companies with operating histories of ten years or more and market capitalizations in excess of $5 billion. In addition, the Advisor generally purchases stocks of companies that are recognized leaders in their respective markets. The Portfolio also may, to a limited extent, purchase stocks of rapidly growing companies in developing industries, convertible and preferred stocks, and investment-grade fixed income securities.

In selecting investments for the Portfolio, the Advisor will purchase securities of large companies with strong balance sheets and prospects for above-average growth. The Advisor will also purchase securities of issuers based on their current financial strength and their market valuations relative to their competitors.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

Companies with mid-sized capitalizations may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, these stocks may be more volatile than those of larger companies.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for five calendar years. Class A commenced operations on May 16, 1996. In the bar chart, performance results before May 16, 1996 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 5 YEARS
2001 - -14.35%
2000 -  -4.40%
1999 -  26.15%
1998 -  26.26%
1997 -  32.75%

BEST QUARTER
   21.66%
 (12/31/98)
-------------
WORST QUARTER
   -14.74%
  (9/30/01)

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                                   BLUE CHIP EQUITY PORTFOLIO 49


For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was -19.92%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500 INDEX AND THE LIPPER LARGE-CAP CORE FUNDS CLASSIFICATION. AFTER-TAX RETURNS FOR THE PORTFOLIO'S CLASS A SHARES ARE SHOWN IN THE TABLE BELOW. AFTER-TAX RETURNS FOR OTHER CLASSES MAY VARY.

--------------------------------------------------------------------------------
                                        1 YEAR      5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
BLUE CHIP EQUITY PORTFOLIO
CLASS A SHARES
   RETURN BEFORE TAXES                  -18.41%      10.53%         11.72%*

   RETURN AFTER TAXES ON
   DISTRIBUTIONS                        -18.47%       9.97%         11.13%*

   RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF PORTFOLIO SHARES                  -11.21%       8.57%          9.61%*

BLUE CHIP EQUITY PORTFOLIO
CLASS B SHARES
   RETURN BEFORE TAXES                  -19.26%      10.89%         11.97%**

S&P 500 INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES
OR TAXES)                               -11.87%      10.70%         12.21%***

LIPPER LARGE-CAP CORE
FUNDS CLASSIFICATION (REFLECTS
NO DEDUCTION FOR SALES
CHARGES OR TAXES)                       -15.39%       7.92%          9.61%***

* Since April 1, 1996. Class A Shares of the Portfolio were offered beginning May 16, 1996. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on April 1, 1996. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
** Since April 1, 1996. Class B Shares of the Portfolio were offered beginning July 31, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on April 1, 1996. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***      Since March 31, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   4.75% (1)       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price)                                 None (2)        5.00% (3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                   None            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)              None (4)        None (4)
--------------------------------------------------------------------------------
Exchange Fee                                    None            None
--------------------------------------------------------------------------------

                         (Table Continued on Next Page)

WHAT IS THE PORTFOLIO'S BENCHMARK?

The S&P 500 Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Portfolio also compares its performance to the Lipper Large-Cap Core Funds Classification, which is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

50 BLUE CHIP EQUITY PORTFOLIO (CONCLUDED)


ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Investment Advisory Fees                        0.70%           0.70%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                                    0.55% (5)       1.00%
--------------------------------------------------------------------------------
Other Expenses                                  0.35% (6)       0.20%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                              1.60%           1.90%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                  0.46%           0.06%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                    1.14% (7)       1.84% (7)
--------------------------------------------------------------------------------
(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(5) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(6) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(7) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of the Class A and Class B Shares in order to keep total operating expenses from exceeding 1.14% and 1.84%, respectively, until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$586     3-$913     5-$1,263     10-$2,248
CLASS B YEARS:     1-$687     3-$891     5-$1,221     10-$2,139

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$586     3-$913     5-$1,263     10-$2,248
CLASS B YEARS:     1-$187     3-$591     5-$1,021     10-$2,139


August 31, 2002 / PROSPECTUS

                      This page intentionally left blank.

52 [LOGO] CAPITAL GROWTH PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711806
                   SYMBOL: ARGAX

                         CLASS B
                CUSIP: 040711392
                   SYMBOL: ACPLX

                 INVESTMENT GOAL
               LONG-TERM CAPITAL
                    APPRECIATION

                INVESTMENT FOCUS
              U.S. COMMON STOCKS
               OF VARIOUS MARKET
                 CAPITALIZATIONS

          SHARE PRICE VOLATILITY
                  MEDIUM TO HIGH

                       PRINCIPAL
             INVESTMENT STRATEGY
        INVESTING IN STOCKS THAT
             OFFER ABOVE-AVERAGE
                GROWTH POTENTIAL

                INVESTOR PROFILE
               INVESTORS SEEKING
            CAPITAL APPRECIATION
            WHO CAN TOLERATE THE
       SHARE PRICE VOLATILITY OF
                EQUITY INVESTING

PRINCIPAL INVESTMENT STRATEGY

The Capital Growth Portfolio seeks its investment goal by investing primarily in common stocks and securities convertible into common stocks. The Portfolio's Advisor will build a broadly diversified portfolio of stocks with above-average capital growth potential.

In selecting securities for the Portfolio, the Advisor purchases securities of well-known, established companies and small and mid-size companies (companies with market capitalizations of $8 billion or less). In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for eight calendar years. Class A commenced operations on March 9, 1994. In the bar chart, performance results before March 9, 1994 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.


August 31, 2002 / PROSPECTUS

                                                     CAPITAL GROWTH PORTFOLIO 53


The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 8 YEARS
2001 - -20.17%
2000 -  -5.13%
1999 -  46.27%
1998 -  40.93%
1997 -  29.07%
1996 -  17.64%
1995 -  22.85%
1994 - -10.41%

BEST QUARTER
   34.98%
 (12/31/98)
-------------
WORST QUARTER
   -22.85%
  (9/30/01)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was -25.69%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500 INDEX, RUSSELL 1000 GROWTH INDEX, AND THE LIPPER LARGE-CAP GROWTH FUNDS CLASSIFICATION. AFTER-TAX RETURNS FOR THE PORTFOLIO'S CLASS A SHARES ARE SHOWN IN THE TABLE BELOW. AFTER-TAX RETURNS FOR OTHER CLASSES MAY VARY.

--------------------------------------------------------------------------------
                                        1 YEAR      5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
CAPITAL GROWTH PORTFOLIO
CLASS A SHARES
   RETURN BEFORE TAXES                  -23.95%      13.93%         12.46%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS                        -23.95%      11.60%         10.02%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS AND  SALE
   OF PORTFOLIO SHARES                  -14.58%      10.75%          9.34%*
--------------------------------------------------------------------------------
CAPITAL GROWTH PORTFOLIO
CLASS B SHARES
   RETURN BEFORE TAXES                  -24.77%      13.54%         11.98%**
--------------------------------------------------------------------------------
S&P 500 INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES
OR TAXES)                               -11.87%      10.70%%        13.94%***
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                -20.42%       8.27%         12.72%****
--------------------------------------------------------------------------------
LIPPER LARGE-CAP GROWTH
FUNDS CLASSIFICATION (REFLECTS
NO DEDUCTION FOR SALES
CHARGES OR TAXES)                       -23.83%       7.90%         11.29%***
--------------------------------------------------------------------------------
* Since July 16, 1993. Class A Shares of the Portfolio were offered beginning March 9, 1994. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 16, 1993. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
** Since July 16, 1993. Class B Shares of the Portfolio were offered beginning September 14, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 16, 1993. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***      Since July 31, 1993.
****     Since July 16, 1993.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

WHAT IS THE PORTFOLIO'S BENCHMARK?

The S&P 500 Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Portfolio also compares its performance to the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Classification. The Rusell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Funds Classification is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

54 CAPITAL GROWTH PORTFOLIO (CONCLUDED)


PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   4.75% (1)       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of offering price)      None (2)        5.00% (3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                   None            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)              None (4)        None(4)
--------------------------------------------------------------------------------
Exchange Fee                                    None            None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Investment Advisory Fees                        0.70%           0.70%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                                    0.40% (5)       1.00%
--------------------------------------------------------------------------------
Other Expenses                                  0.35% (6)       0.20%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                              1.45%           1.90%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                  0.26%           0.01%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                    1.19% (7)       1.89% (7)
--------------------------------------------------------------------------------
(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(5) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(6) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(7) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A and Class B Shares in order to keep total operating expenses from exceeding 1.19% and 1.89%, respectively, until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$591     3-$888     5-$1,206     10-$2,107
CLASS B YEARS:     1-$692     3-$896     5-$1,225     10-$2,104

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$591     3-$888     5-$1,206     10-$2,107
CLASS B YEARS:     1-$192     3-$596     5-$1,025     10-$2,104


August 31, 2002 / PROSPECTUS

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


56 [LOGO] MID-CAP EQUITY PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711582
                   SYMBOL: AMCRX

                 INVESTMENT GOAL
               LONG-TERM CAPITAL
                    APPRECIATION

                INVESTMENT FOCUS
           MEDIUM CAPITALIZATION
              U.S. COMMON STOCKS

          SHARE PRICE VOLATILITY
                            HIGH

                       PRINCIPAL
             INVESTMENT STRATEGY
          INVESTING IN STOCKS OF
        MID-SIZED COMPANIES THAT
         HAVE SIGNIFICANT GROWTH
                       POTENTIAL

                INVESTOR PROFILE
        INVESTORS SEEKING GROWTH
              OF CAPITAL WHO CAN
        TOLERATE THE SHARE PRICE
           VOLATILITY OF MID-CAP
                EQUITY INVESTING]

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of mid-cap companies. 1 The Advisor defines mid-cap companies as companies whose market capitalization is similar to those of companies in the S&P MidCap 400 Index. The Portfolio's Advisor chooses stocks of mid-cap companies that have significant growth potential.

In selecting securities for the Portfolio, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Advisor also looks for medium-sized companies with relatively low or unrecognized market valuations.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for five calendar years. Class A Shares commenced operations on September 1, 1999. In the bar chart below, performance results before September 1, 1999 shown are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVE 5 YEARS
2001 - -6.99%
2000 -  9.19%
1999 - 22.15%
1998 - 21.84%
1997 - 30.87%

BEST QUARTER
   30.55%
 (12/31/98)
-------------
WORST QUARTER
   -15.92%
  (9/30/01)

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                                     MID-CAP EQUITY PORTFOLIO 57


For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was -9.88%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S CLASS A SHARES' AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P MIDCAP 400 INDEX AND THE LIPPER MID-CAP GROWTH FUNDS CLASSIFICATION.

--------------------------------------------------------------------------------
CLASS A                                 1 YEAR      5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
MID-CAP EQUITY PORTFOLIO
   RETURN BEFORE TAXES                  -11.41%      13.51%          13.35%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS                        -11.41%      10.96%          10.85%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF PORTFOLIO SHARES                   -6.95%      10.59%          10.47%*
--------------------------------------------------------------------------------
S&P MIDCAP 400 INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                 -0.60%      16.10%          15.84%**
--------------------------------------------------------------------------------
LIPPER MID-CAP GROWTH
FUNDS CLASSIFICATION (REFLECTS
NO DEDUCTION FOR SALES
CHARGES OR TAXES)                       -22.29%       7.92%           7.41%**
--------------------------------------------------------------------------------
* Since November 18, 1996. Class A Shares of the Portfolio were offered beginning September 1, 1999. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on November 18, 1996. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
**       Since November 30, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)           4.75% (1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)                     None (2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                     None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                      None (3)
--------------------------------------------------------------------------------
Exchange Fee                                            None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                                0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                               0.40% (4)
--------------------------------------------------------------------------------
Other Expenses                                          0.38% (5)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES               1.58%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                  0.29%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                            1.29% (6)
--------------------------------------------------------------------------------
(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(4) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(5) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(6) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses for Class A Shares from exceeding 1.29% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

WHAT IS THE PORTFOLIO'S BENCHMARK?

The S&P MidCap 400 Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 400 medium capitalization stocks. The Portfolio also compares its performance to the Lipper Mid-Cap Growth Funds Classification, which is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

58 MID-CAP EQUITY PORTFOLIO (CONCLUDED)


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

YEARS:     1-$600     3-$923     5-$1,268     10-$2,241


August 31, 2002 / PROSPECTUS

                      This page intentionally left blank.

60 [LOGO] SMALL-CAP EQUITY PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711749
                  SYMBOL:  ARPAX

                         CLASS B
                CUSIP: 040711194
                  SYMBOL:  ASEBX

                 INVESTMENT GOAL
               LONG-TERM CAPITAL
                    APPRECIATION

                INVESTMENT FOCUS
          COMMON STOCK OF SMALL-
     CAPITALIZATION U.S. ISSUERS

          SHARE PRICE VOLATILITY
                            HIGH

                       PRINCIPAL
             INVESTMENT STRATEGY
          INVESTING IN STOCKS OF
          SMALLER COMPANIES WITH
              LONG-TERM EARNINGS
                GROWTH POTENTIAL

                INVESTOR PROFILE
         INVESTORS SEEKING LONG-
       TERM CAPITAL APPRECIATION
            WHO CAN TOLERATE THE
          SHARE PRICE VOLATILITY
             OF SMALL-CAP EQUITY
                       INVESTING

PRINCIPAL INVESTMENT STRATEGY

The Small-Cap Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of small-cap companies. 1 The Advisor defines small-cap companies as companies with a market capitalization of $2 billion or less. The Portfolio's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Portfolio may also invest a limited percentage of its assets in foreign securities and fixed-income securities.

In selecting investments for the Portfolio, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Advisor may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of two comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                                   SMALL-CAP EQUITY PORTFOLIO 61


The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for six calendar years. Class A commenced operations on May 16, 1996. In the bar chart, performance results before May 16, 1996 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 6 YEARS
                                   2001                         -5.90%
                                   2000                         -7.40%
                                   1999                        149.79%
                                   1998                         19.05%
                                   1997                          5.36%
                                   1996                         14.52%

BEST QUARTER
   82.12%
 (12/31/99)
-------------
WORST QUARTER
   -18.54%
  (9/30/98)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was -4.65%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE RUSSELL 2000 GROWTH INDEX, THE RUSSELL 2000 INDEX, AND THE LIPPER MID-CAP GROWTH FUNDS CLASSIFICATION. AFTER-TAX RETURNS FOR THE PORTFOLIO'S CLASS A SHARES ARE SHOWN IN THE TABLE BELOW. AFTER-TAX RETURNS FOR OTHER CLASSES MAY VARY.

--------------------------------------------------------------------------------
                                        1 YEAR      5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
SMALL-CAP EQUITY PORTFOLIO
CLASS A SHARES
   RETURN BEFORE TAXES                  -10.37%      21.05%          21.32%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS                        -10.37%      16.59%          15.96%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF PORTFOLIO SHARES                   -6.32%      15.40%          15.02%*
--------------------------------------------------------------------------------
SMALL-CAP EQUITY PORTFOLIO
CLASS B SHARES
   RETURN BEFORE TAXES                  -11.58%      21.30%          21.23%**
--------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX
(REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                 -9.23%       2.87%           5.86%***
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX (REFLECTS
NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                        2.49%       7.52%          10.19%***
--------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH
FUNDS CLASSIFICATION (REFLECTS
NO DEDUCTION FOR SALES
CHARGES OR TAXES)                       -12.37%       8.25%          10.83%***
--------------------------------------------------------------------------------
* Since July 13, 1995. Class A Shares of the Portfolio were offered beginning May 16, 1996. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 13, 1995. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
** Since July 13, 1995. As of the date of this prospectus, Class B Shares did not have a full calendar year of performance. Performance results shown are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 13, 1995. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***      Since June 30, 1995.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of Portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

WHAT IS THE PORTFOLIO'S BENCHMARK?

The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of large U.S. companies with high growth rates and price-to-book ratios. The Portfolio also compares its performance to the Russell 2000 Index and the Lipper Small-Cap Growth Funds Classification. The Russell 2000 Index is a widely recognized, capitalization-weighted index, which measures the performance of the 2,000 smallest companies in the Russell 3000 index. The Lipper Mid-Cap Growth Funds Classification is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

62 SMALL-CAP EQUITY PORTFOLIO (CONCLUDED)


PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   4.75%(1)        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of offering price)      None (2)        5.00% (3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                   None            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)              None (4)        None (4)
--------------------------------------------------------------------------------
Exchange Fee                                    None            None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                               CLASS A         CLASS B
--------------------------------------------------------------------------------
Investment Advisory Fees                        0.80%           0.80%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                                    0.40% (5)       1.00%
--------------------------------------------------------------------------------
Other Expenses                                  0.38% (6)       0.23%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                              1.58%           2.03% (8)
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                                  0.25%             --
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                    1.33% (7)         --
--------------------------------------------------------------------------------
(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(5) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(6) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(7) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses for Class A Shares from exceeding 1.33% until August 31, 2003.
(8) The Advisor is voluntarily waiving fees or reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With voluntary waivers and expense reimbursements, the Portfolio's annual operating expenses were 2.02%.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$604     3-$927     5-$1,272     10-$2,244
CLASS B YEARS:     1-$706     3-$937     5-$1,293     10-$2,243

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

CLASS A YEARS:     1-$604     3-$927     5-$1,272     10-$2,244
CLASS B YEARS:     1-$206     3-$637     5-$1,093     10-$2,243


August 31, 2002 / PROSPECTUS

                      This page intentionally left blank.

INTERNATIONAL EQUITY PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711491
                   SYMBOL: AISRX

                 INVESTMENT GOAL
               LONG-TERM CAPITAL
                    APPRECIATION

                INVESTMENT FOCUS
            EQUITY SECURITIES OF
                NON-U.S. ISSUERS

          SHARE PRICE VOLATILITY
                            HIGH

                       PRINCIPAL
             INVESTMENT STRATEGY
             INVESTING IN EQUITY
           SECURITIES OF ISSUERS
            LOCATED IN COUNTRIES
             OTHER THAN THE U.S.

                INVESTOR PROFILE
       INVESTORS SEEKING CAPITAL
           APPRECIATION WHO WANT
              TO DIVERSIFY THEIR
          PORTFOLIO BY INVESTING
            OVERSEAS AND WHO CAN
           TOLERATE THE RISKS OF
         INTERNATIONAL INVESTING]

PRINCIPAL INVESTMENT STRATEGY

The International Equity Portfolio seeks its investment goal by investing primarily in equity securities of companies located throughout the world. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities. 1 The Portfolio invests in issuers located in at least three countries other than the United States. The Portfolio invests in issuers located in any country other than the United States and may invest in issuers of any size.

The Portfolio's Subadvisor applies a blend of "top-down" and "bottom-up" decision making in selecting portfolio investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                               INTERNATIONAL EQUITY PORTFOLIO 65


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for nine calendar years. Class A commenced operations on August 12, 2000. In the bar chart, performance results before August 12, 2000 are for Class A Shares of the Govett International Equity Fund, which commenced operations on January 7, 1992 and was reorganized into the Portfolio on August 12, 2000.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 9 YEARS
2001 - -18.79%
2000 - -21.19%
1999 -  27.92%
1998 -  19.15%
1997 -  -0.76%
1996 -  12.20%
1995 -  10.97%
1994 -  -8.42%
1993 -  54.53%

BEST QUARTER
   18.79%
 (12/31/98)
-------------
WORST QUARTER
   -15.11%
  (9/30/01)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was -5.33%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S CLASS A SHARES' AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE AUSTRALIA FAR EAST (MSCI EAFE) INDEX AND THE LIPPER INTERNATIONAL FUNDS OBJECTIVE.

CLASS A                                  1 YEAR      5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
   RETURN BEFORE TAXES                  -22.66%      -1.61%          4.41%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS                        -22.69%      -4.05%          1.72%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF PORTFOLIO SHARES                  -13.80%      -1.05%          3.09%*
--------------------------------------------------------------------------------
MSCI EAFE INDEX (REFLECTS
NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                      -21.44%       0.89%          4.46%**
--------------------------------------------------------------------------------
LIPPER INTERNATIONAL FUNDS
OBJECTIVE (REFLECTS NO
DEDUCTION FOR SALES CHARGES
OR TAXES)                               -22.43%       1.74%          6.29%**
--------------------------------------------------------------------------------
* Since January 7, 1992. Performance presented prior to August 12, 2000 reflects the performance of the Class A shares of the Govett International Equity Fund, which were offered beginning January 7, 1992. The assets of the Govett fund were reorganized into the Portfolio on August 12, 2000. There was no sales charge applicable to Class A Shares of the Govett fund.
**       Since December 31, 1991.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of Portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

WHAT IS THE PORTFOLIO'S BENCHMARK?

The MSCI EAFE Index is an unmanaged index that represents the general performance of the international equity markets, without consideration of emerging markets. The Portfolio also compares its performance to the Lipper International Funds Objective, which is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

66 INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED)


PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)           4.75% (1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)                     None (2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                     None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                      None (3)
--------------------------------------------------------------------------------
Exchange Fee                                            None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                                1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                               0.40% (4)
--------------------------------------------------------------------------------
Other Expenses                                          0.73% (5)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES               2.13%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                  0.46%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                            1.67% (6)
--------------------------------------------------------------------------------
(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(4) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(5) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(6) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.67% for Class A Shares until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

YEARS:     1-$637     3-$1,068     5-$1,525     10-$2,786


August 31, 2002 / PROSPECTUS

                       This page intentionally left blank.

68 [LOGO] EMERGING MARKETS EQUITY PORTFOLIO

    [MARGIN CALLOUT BOX: SUMMARY

                         CLASS A
                CUSIP: 040711186
                  SYMBOL:  GIEMX

                 INVESTMENT GOAL
               LONG-TERM CAPITAL
                    APPRECIATION

                INVESTMENT FOCUS
               EQUITY SECURITIES
             LOCATED IN EMERGING
                MARKET COUNTRIES

          SHARE PRICE VOLATILITY
                            HIGH

                       PRINCIPAL
             INVESTMENT STRATEGY
             INVESTING IN EQUITY
           SECURITIES OF ISSUERS
          LOCATED IN EMERGING OR
               DEVELOPING MARKET
            COUNTRIES THROUGHOUT
                       THE WORLD

                INVESTOR PROFILE
               INVESTORS SEEKING
               LONG-TERM CAPITAL
           APPRECIATION WHO WANT
              TO DIVERSIFY THEIR
          PORTFOLIO BY INVESTING
            OVERSEAS AND WHO CAN
           TOLERATE THE RISKS OF
           INVESTING IN EMERGING
                MARKET COUNTRIES

PRINCIPAL INVESTMENT STRATEGY

The Emerging Markets Equity Portfolio seeks its investment goal by investing primarily in equity securities of issuers located in emerging market countries. Under normal circumstances, at least 80% of the Portfolio's net assets will be invested in equity securities. 1 The Portfolio invests in issuers located in at least three emerging market countries. The Portfolio's Subadvisor uses the World Bank's classification system to determine the potential universe of emerging market countries. The classification system used by the World Bank, a non-governmental organization headquartered in Washington, D.C., comprised of representatives from 183 countries, covers 207 nations and non-sovereign entities that are recognized by the United Nations.

The Subadvisor applies a blend of "top-down" and "bottom-up" decision making in selecting portfolio investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

--------------------------------------------------------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.


August 31, 2002 / PROSPECTUS

                                            EMERGING MARKETS EQUITY PORTFOLIO 69


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for nine calendar years. Class A commenced operations on August 12, 2000. In the bar chart below, performance results before that date are for Class A Shares of the Govett Emerging Markets Equity Fund, which commenced operations on January 7, 1992 and was reorganized into the Portfolio on August 12, 2000.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

PERFORMANCE OVER 9 YEARS
2001 -  -7.29%
2000 - -37.22%
1999 -  70.10%
1998 - -34.18%
1997 - -10.40%
1996 -  12.08%
1995 -  -7.84%
1994 - -12.70%
1993 -  79.73%

BEST QUARTER
   35.00%
 (12/31/99)
-------------
WORST QUARTER
   -24.90%
  (9/30/98)

For the period January 1, 2002 to June 30, 2002, the Portfolio's Class A total return was -1.27%.

THE FOLLOWING TABLE COMPARES THE PORTFOLIO'S CLASS A SHARES' AVERAGE ANNUAL TOTAL RETURNS (INCLUDING THE MAXIMUM APPLICABLE SALES CHARGE), FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX (MSCI EMF) AND THE LIPPER EMERGING MARKETS FUNDS OBJECTIVE.

--------------------------------------------------------------------------------
CLASS A                                  1 YEAR      5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
PORTFOLIO
   RETURN BEFORE TAXES                   -11.65%     -11.07%         -0.34%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES
   ON DISTRIBUTIONS                      -11.79%     -11.18%         -1.29%*
--------------------------------------------------------------------------------
   RETURN AFTER TAXES
   ON DISTRIBUTIONS AND
   SALE OF PORTFOLIO SHARES               -7.10%      -8.43%         -0.49%*
--------------------------------------------------------------------------------
MSCI EMF INDEX
(REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)              -2.37%      -5.74%         3.05%**
--------------------------------------------------------------------------------
LIPPER EMERGING MARKETS
FUNDS OBJECTIVE (REFLECTS
NO DEDUCTION FOR SALES
CHARGES OR TAXES)                         -3.83%      -4.97%         2.43%**
--------------------------------------------------------------------------------
* Since January 7, 1992. Performance presented prior to August 12, 2000 reflects the performance of the Class A shares of the Govett Emerging Markets Equity Fund, which were offered beginning January 7, 1992. The performance results shown have been adjusted for the effect of the Govett fund's reorganization. The assets of the Govett fund were reorganized into the Portfolio on August 12, 2000. There was no sales charge applicable to Class A Shares of the Govett fund.
**     Since December 31, 1991.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of Portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.


WHAT IS THE PORTFOLIO'S BENCHMARK?

     The MSCI EMF Index is an unmanaged index that represents the general performance of equity markets in emerging markets. The Portfolio also compares it performance to the Lipper Emerging Markets Funds Objective, which is a composite of mutual funds with goals similar to the Portfolio's goals. Investments cannot be made in an index or composite.


                                                    PROSPECTUS / August 31, 2002

70 EMERGING MARKETS EQUITY PORTFOLIO (CONCLUDED)


PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)           4.75% (1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)                     None (2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                     None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                      None (3)
--------------------------------------------------------------------------------
Exchange Fee                                            None
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------
                                     CLASS A
--------------------------------------------------------------------------------
Investment Advisory Fees                      1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                     0.40%(4)
--------------------------------------------------------------------------------
Other Expenses                                2.50%(5)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     3.90%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements        1.80%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                  2.10%(6)
--------------------------------------------------------------------------------
(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(4) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(5) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(6) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 2.10% for Class A Shares until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

YEARS:     1-$678     3-$1,451     5-$2,241     10-$4,293


August 31, 2002 / PROSPECTUS

                      This page intentionally left blank.

72 ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK


ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK

RISKS                                                                PORTFOLIOS AFFECTED BY THE RISKS
--------------------------------------------------------------------------------------------------------
EQUITY RISK-- Equity securities include publicly and privately       Balanced Portfolio
issued equity securities, common and preferred stocks, warrants,     Equity Income Portfolio
rights to subscribe to common stock and convertible securities, as   Value Equity Portfolio
well as instruments that attempt to track the price movement of      Equity Index Portfolio
equity indices.  Investments in equity securities and equity         Blue Chip Equity Portfolio
derivatives in general are subject to market risks that may cause    Capital Growth Portfolio
their prices to fluctuate over time.  Equity derivatives may be      Mid-Cap Equity Portfolio
more volatile and increase portfolio risk.  The value of             Small-Cap Equity Portfolio
securities convertible into equity securities, such as warrants or   International Equity Portfolio
convertible debt, is also affected by prevailing interest rates,     Emerging Markets Equity Portfolio
the credit quality of the issuer and any call provision.
Fluctuations  in the value of equity  securities  in which a mutual fund invests will cause its  portfolio's  net asset value to fluctuate. An investment in a Portfolio of equity securities may be more suitable for long-term  investors who can bear the risk of these share price fluctuations.
--------------------------------------------------------------------------------------------------------
FIXED INCOME RISK-- The market values of fixed income investments    Short-Term Treasury Portfolio
change in response to interest rate changes and other factors.       Maryland Tax-Free Portfolio
During periods of falling interest rates, the values of              Pennsylvania Tax-Free Portfolio
outstanding fixed income securities generally rise.  Moreover,       Intermediate Fixed Income Portfolio
while securities with longer maturities tend to produce higher       U.S. Government Bond Portfolio
yields, the prices of longer maturity securities are also subject    Income Portfolio
to greater market fluctuations as a result of changes in interest    Balanced Portfolio
rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:
--------------------------------------------------------------------------------------------------------
         CALL RISK-- During periods of falling interest rates,       Maryland Tax-Free Portfolio
         certain debt obligations with high interest rates may be    Pennsylvania Tax-Free Portfolio
         prepaid (or "called") by the issuer prior to maturity.      Intermediate Fixed Income Portfolio
         This may cause a Portfolio's average weighted maturity to   U.S. Government Bond Portfolio
         fluctuate and may require a Portfolio to invest the         Income Portfolio
         resulting proceeds at lower interest rates.                 Balanced Portfolio
--------------------------------------------------------------------------------------------------------
         CREDIT RISK-- The possibility that an issuer will be        Maryland Tax-Free Portfolio
         unable to make timely payments of either principal or       Pennsylvania Tax-Free Portfolio
         interest.                                                   Intermediate Fixed Income Portfolio
                                                                     U.S. Government Bond Portfolio
                                                                     Income Portfolio
                                                                     Balanced Portfolio
--------------------------------------------------------------------------------------------------------
         EVENT RISK-- Securities may suffer declines in credit       Maryland Tax-Free Portfolio
         quality and market value due to issuer restructurings or    Pennsylvania Tax-Free Portfolio
         other factors.  This risk should be reduced because of a    Intermediate Fixed Income Portfolio
         Portfolio's multiple holdings.                              U.S. Government Bond Portfolio
                                                                     Income Portfolio
                                                                     Balanced Portfolio


August 31, 2002 / PROSPECTUS


                                  ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK 73


RISKS                                                                PORTFOLIOS AFFECTED BY THE RISKS
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES RISK-- Mortgage-backed securities are     Intermediate Fixed Income Portfolio
fixed income securities representing an interest in a pool of        U.S. Government Bond Portfolio
underlying mortgage loans.  They are sensitive to changes in         Income Portfolio
interest rates, but may respond to these changes differently from    Balanced Portfolio
other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the
volatility risk of that portfolio.
--------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES RISK-- Investments in securities of foreign       Small-Cap Equity Portfolio
companies or governments can be more volatile than investments in    International Equity Portfolio
U.S. companies or governments.  Diplomatic, political, or economic   Emerging Markets Equity Portfolio
developments, including nationalization or appropriation, could affect investments in foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to
U.S. companies or governments.  Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against dividend  and  interest  income.  Although in some  countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income receivedfrom the securities  comprising the
Portfolio.  These various risks will be even greater for investments in emerging market countries.


                                                    PROSPECTUS / August 31, 2002


74 ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK


RISKS                                                                PORTFOLIOS AFFECTED BY THE RISKS
--------------------------------------------------------------------------------------------------------
In addition to these risks,  certain  foreign  securities  may be subject to the following additional risk factor:

     CURRENCY RISK-- Investments in foreign securities  denominated  Small-Cap Equity Portfolio
     in foreign currencies involve additional risks, including:      International Equity Portfolio
     o The value of a Portfolio's  assets measured in U.S.  dollars  Emerging Markets Equity Portfolio may be affected by changes in currency rates and in exchange control regulations.
     o A Portfolio may incur  substantial  costs in connection with conversions between various currencies.
     o A  Portfolio  may  be  unable  to  hedge  against   possible
       variations in foreign  exchange rates or to hedge a specific security transaction or portfolio position.
     o A limited market currently  exists for hedging  transactions relating to currencies in certain emerging markets.
--------------------------------------------------------------------------------------------------------
TRACKING ERROR RISK-- Factors such as Portfolio expenses,            Equity Index Portfolio
imperfect correlation between the Portfolio's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its
ability to achieve perfect correlation.  The magnitude of any tracking error may be affected by a higher portfolio turnover rate.  Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses.  As a result, the
Portfolio, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.


August 31, 2002 / PROSPECTUS

                                           EACH PORTFOLIO'S OTHER INVESTMENTS 75


EACH PORTFOLIO'S OTHER INVESTMENTS

This prospectus describes the Portfolios' primary strategies. Each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that any Portfolio will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Portfolio may invest up to 100% of its assets in cash and short-term securities that may not ordinarily be consistent with a Portfolio's objectives. A Portfolio will do so only if the Portfolio's Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. The Portfolio may not be able to meet its investment goal when it is employing a temporary defensive strategy.


                                                    PROSPECTUS / August 31, 2002

76 INVESTMENT ADVISOR


INVESTMENT ADVISOR

The Portfolios' Advisor makes (or supervises the Subadvisor who makes) investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Board of Trustees of ARK Funds supervises the Advisor and Subadvisor and establishes policies that the Advisor and Subadvisor must follow in their management activities.

Allied Investment Advisors, Inc. (AIA), a wholly owned subsidiary of Allfirst Bank (Allfirst), serves as the Advisor to the Portfolios. As of June 30, 2002, AIA had approximately $10.5 billion in assets under management. For the fiscal year ended April 30, 2002, the Portfolios paid advisory fees to AIA at the following rates expressed as a percentage of a Portfolio's average daily net assets:

U.S. TREASURY MONEY MARKET PORTFOLIO                            0.20%
U.S. GOVERNMENT MONEY MARKET PORTFOLIO                          0.15%
MONEY MARKET PORTFOLIO                                          0.12%
TAX-FREE MONEY MARKET PORTFOLIO                                 0.09%
PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO                    0.11%
SHORT-TERM TREASURY PORTFOLIO                                   0.33%
MARYLAND TAX-FREE PORTFOLIO                                     0.49%
PENNSYLVANIA TAX-FREE PORTFOLIO                                 0.65%
INTERMEDIATE FIXED INCOME PORTFOLIO                             0.50%
U.S. GOVERNMENT BOND PORTFOLIO                                  0.66%
INCOME PORTFOLIO                                                0.53%
BALANCED PORTFOLIO                                              0.56%
EQUITY INCOME PORTFOLIO                                         0.63%
VALUE EQUITY PORTFOLIO                                          0.87%
EQUITY INDEX PORTFOLIO                                          0.05%
BLUE CHIP EQUITY PORTFOLIO                                      0.60%
CAPITAL GROWTH PORTFOLIO                                        0.65%
MID-CAP EQUITY PORTFOLIO                                        0.73%
SMALL-CAP EQUITY PORTFOLIO                                      0.79%
INTERNATIONAL EQUITY PORTFOLIO                                  0.68%
EMERGING MARKETS EQUITY PORTFOLIO                               0.00%

AIA and Allfirst are indirect wholly owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $84 billion as of June 30, 2002.

INVESTMENT SUBADVISORS

AIB Investment Managers Limited (AIBIM) and Govett Investment Management Limited (Govett), each an indirect majority-owned subsidiary of AIB, are the Subadvisors for the International Equity Portfolio and the Emerging Markets Equity Portfolio, respectively. AIBIM and Govett provide day-to-day management services and make investment decisions on behalf of these Portfolios in accordance with their respective investment policies. In accordance with an investment subadvisory agreement, AIA pays AIBIM and Govett subadvisory fees from the fees it receives from the International Equity Portfolio and the Emerging Markets Equity Portfolio.

Govett and AIBIM are part of the AIB Asset Management Holdings Group (AIBAMH) and part of a broad network of offices worldwide, with principal offices located in London, Dublin and Singapore. These offices are supported by a global network of investment/ research offices in Baltimore, Budapest, Rio de Janeiro, and Poznan. AIBAMH had, as of June 30, 2002, approximately $13 billion under management, primarily in non-U.S. funds.

PORTFOLIO MANAGERS

JAMES M. HANNAN is manager of the U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO, TAX-FREE MONEY MARKET PORTFOLIO, PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO, SHORT-TERM TREASURY PORTFOLIO, and he is co-manager, with Mr. Stith, of the INCOME PORTFOLIO and the U.S. GOVERNMENT BOND PORTFOLIO. He is also responsible for several separately managed institutional portfolios. Mr. Hannan is a Managing Director of AIA, the manager of the Fixed Income Group, and has been a Portfolio Manager since 1996 and a Vice President of Allfirst since 1987. He has more than 15 years of experience in the investment industry.

SUSAN L. SCHNAARS is manager of the MARYLAND TAX-FREE PORTFOLIO and PENNSYLVANIA TAX-FREE PORTFOLIO. Ms. Schnaars is also responsible for managing several large institutional accounts. She has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1992. Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant, and has more than 12 years of experience in the investment industry.


August 31, 2002 / PROSPECTUS

                                                           INVESTMENT ADVISOR 77


WILMER C. STITH III is manager of the INTERMEDIATE FIXED INCOME PORTFOLIO, and of other ARK Funds Portfolios, and is co-manager, with Mr. Hannan, of the INCOME PORTFOLIO and the U.S. GOVERNMENT BOND PORTFOLIO. He has been a Vice President of AIA and Portfolio Manager since 1996. He manages separate account money market accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 10 years of experience in the investment industry, and is a Chartered Financial Analyst.

CLYDE L. RANDALL II is co-manager, with Mr. Ashcroft, of the EQUITY INCOME PORTFOLIO and BLUE CHIP EQUITY PORTFOLIO, and is co-manager of another ARK Funds Portfolio. Mr. Randall has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. He has more than 14 years of experience in investment research and equity analysis, and is a Chartered Financial Analyst.

ALLEN J. ASHCROFT, JR. is co-manager, with Mr. Randall, of the BLUE CHIP EQUITY PORTFOLIO and EQUITY INCOME PORTFOLIO, and is co-manager of another ARK Funds Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. Mr. Ashcroft has more than 20 years of experience in investment research and equity analysis.

H. GILES KNIGHT is manager of the SMALL-CAP EQUITY PORTFOLIO and is manager of another ARK Funds Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Senior Vice President of Allfirst since 1995. Mr. Knight has more than 30 years of experience in the investment industry.

DAVID G. ROBERTSON is manager of the MID-CAP EQUITY PORTFOLIO. Mr. Robertson has
been a Vice President of AIA since 2000. He is also an equity analyst.   Mr.
Robertson has more than 13 years of experience in the investment industry.

THOMAS D. DEHUDY is manager of the CAPITAL GROWTH PORTFOLIO. Mr. DeHudy has been a Principal of AIA since 2001. Mr. DeHudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. Mr. DeHudy has more than 20 years of experience in investment research, and is a Chartered Financial Analyst.

J. ERIC LEO is co-manager, with Ms. Rishel, of the VALUE EQUITY PORTFOLIO, and heads a Portfolio Management Team that manages the BALANCED PORTFOLIO. Through the team approach, the firm seeks consistent implementation of process and continuity in investment management staff for the Balanced Portfolio. Mr. Leo is the Chief Investment Officer of AIA and Managing Director of Equity Research. He is responsible for overseeing AIA's equity investment process. Mr. Leo has more than 30 years of experience in the investment industry.

BARBARA L. RISHEL is co-manager, with Mr. Leo, of the VALUE EQUITY PORTFOLIO. Ms. Rishel has been a Principal of AIA since 2001. She is also an equity analyst. She has more than 15 years of experience in the investment industry.

CLARENCE W. WOODS, JR. is co-manager, with Mr. Hastings, of the EQUITY INDEX PORTFOLIO. Mr. Woods has been a Vice President and Principal of, and Chief Equity Trader for, AIA since 1996. He heads the equity-trading unit. Mr. Woods has more than 17 years experience in the investment industry.

PETER C. HASTINGS is co-manager, with Mr. Woods, of the EQUITY INDEX PORTFOLIO. Mr. Hastings has been a Vice President of AIA since 1997. Mr. Hastings has more than 6 years of experience in the investment industry.

LOUISE MCGUIGAN is the manager of the INTERNATIONAL EQUITY PORTFOLIO. Ms. McGuigan has been the head of AIBIM's EAFE product line since 1998. She managed AIB Investment Managers Limited's Far East equity book before becoming a
European equity manager in 1995. Ms. McGuigan has more than 9 years of experience in the investment industry.

CALUM GRAHAM is manager of the EMERGING MARKETS EQUITY PORTFOLIO. Mr. Graham is also the Director of Govett where he has overall responsibility for the management of all Global Emerging Markets portfolios and the implementation of the investment process. He has more than 10 years of experience in the investment industry.


                                                    PROSPECTUS / August 31, 2002

78 PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES


PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Portfolios.

The classes have different expenses and other characteristics.

CLASS A SHARES OF THE MONEY
MARKET FUND PORTFOLIOS
        o NO SALES CHARGE
        o 12B-1 FEES AND SHAREHOLDER SERVICING FEES

CLASS A SHARES OF THE OTHER PORTFOLIOS
        o FRONT-END SALES CHARGE
        o 12B-1 FEES AND SHAREHOLDER SERVICING FEES

CLASS B SHARES
        o CONTINGENT DEFERRED SALES CHARGE (CDSC)
        o HIGHER 12B-1 FEES


WHO CAN PURCHASE PORTFOLIO
SHARES?

Class A and Class B Shares are for individual investors, corporations and other entities.

There are three ways to invest in the Portfolios:
        o Directly with ARK Funds
        o Through a financial intermediary
        o Through the ARK Funds Employee Investment Program

MINIMUM INVESTMENTS

Opening A New Account:  Investors:  $500
                        Employees: $100 lump sum; $50
                        Automatic Investment Plan

Minimum Balance:        Investors:  $500
                        Employees:  $100

Additional Purchases:   Investors:  any amount
                        Employees:  any amount

DIRECTLY WITH ARK FUNDS

                                    BY MAIL:

Write to:  ARK Funds, P.O. Box 8525, Boston, MA  02266-8525

PURCHASE: Obtain a new account application and information about fees and procedures by calling 1-800-ARK-FUND (1-800-275-3863). Complete and mail application.

PAYMENT BY WIRE

Wire Federal funds to:
           State Street Bank & Trust Co.
           Boston, MA
           ABA: 011000028
           Account:  99051609
           Attn:  (ARK Portfolio Name)
           Further Credit to:  (Account name and number)
Notify ARK's transfer agent at 1-800-ARK-FUND by 12:00 PM for proper crediting of your account. OR

PAYMENT BY CHECK

Mail your check in US dollars payable to ARK Funds (ARK Funds FBO - account holder's name for IRAs), and investment instructions. A Portfolio cannot accept third-party checks, starter checks, credit cards, checks issued by credit card companies or Internet-based companies, cash or cash equivalents (i.e., purchases may not be made by cashier's check, bank draft, money order or traveler's check)

BY ACH:  (Automated Clearing House Funds Transfer)

Complete the bank information section of the new account application, and attach a voided check or deposit slip from a domestic member bank. It takes about 15 days to set up an ACH account.

SELL: Mail a written request including account number, dollar amount to be sold, and mailing or wiring instructions. Signature guarantee is required if your redemption is for $25,000 or more, you request proceeds be sent to a name or address that differs from that on the account, you are requesting the proceeds to be wired to a bank account not on file for the account, or you request a transfer of registration. The redemption price is based on the next calculation of NAV after your order is received.

EXCHANGE: Mail a written request including dollar amount to be exchanged, the Portfolio from which shares should be sold, and the Portfolio for which shares should be purchased. The minimum amount you can exchange is $500.

REDEMPTION OF SHARES PURCHASED EITHER BY CHECK OR THROUGH THE AUTOMATIC INVESTMENT PLAN WILL BE DELAYED UNTIL THE INVESTMENT HAS BEEN IN THE ACCOUNT FOR 15 DAYS. ARK FUNDS IS NOT RESPONSIBLE FOR LOST OR MISDIRECTED MAIL.

                                    BY PHONE:

                     Call 1-800-ARK-FUND (1-800-275-3863).


August 31, 2002 / PROSPECTUS

                         PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES 79


THROUGH A FINANCIAL INTERMEDIARY

Investors who deal directly with a financial intermediary (rather than directly with ARK Funds (the Fund)), will have to follow that intermediary's procedures for transacting with the Fund. You may instruct your financial intermediary to purchase shares automatically at preset intervals. It is expected that your financial intermediary will be the record owner of shares held for your account, and that they will supply you with quarterly statements showing all account activity. Investors may be charged a fee for transactions or other services, including cash sweeps, effectuated through certain financial intermediaries. There may also be other minimums or restrictions established by financial intermediaries when you open your account. For more information about how to purchase, sell, or exchange Portfolio shares through your financial intermediary, you should contact them directly.

THROUGH THE ARK FUNDS EMPLOYEE INVESTMENT PROGRAM

Class A Shares of the Portfolios may be purchased without a sales charge in an ARK Funds Employee Investment Account. Employees are defined as current and former Trustees and officers of ARK Funds, current and retired officers, directors and regular employees of AIB, and its direct and indirect subsidiaries, including Allfirst and its affiliates, and their spouses and minor children.

GENERAL INFORMATION

You may purchase, sell, or exchange shares on any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day). When the NYSE or Federal Reserve close early, the money market fund Portfolios will advance the time on any such day by which orders must be received.

A Portfolio or the Distributor may reject any purchase or exchange order if it determines that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.

In calculating NAV, each non-money market fund Portfolio generally values its investment portfolio at its market price. If market prices are unavailable or the Portfolios think that they are unreliable, fair value prices may be determined using methods approved by the Board of Trustees.

In calculating NAV, each money market fund Portfolio generally values its investment portfolio using the amortized cost valuation method, which is described in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Portfolio may value its securities at their market prices or fair value prices may be determined using methods approved by the Board of Trustees.

Some Portfolios hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the market value of these Portfolio's investments may change on days when you cannot purchase or sell Portfolio shares.

The Portfolios calculate their NAV at certain times each Business Day. The following table shows at what times the Portfolios calculate their NAV, and generally by what time your purchase order and Federal funds (readily available funds) must be received and accepted for your order to be effective and for you to be eligible to receive dividends declared on the day you submit your purchase. For U.S. Treasury Money Market, Tax-Free Money Market and Pennsylvania Tax-Free Money Market Portfolios, orders received and accepted after 12:00 PM Eastern time will begin earning dividends on the next Business Day.

                                                                                    Your Order and
                                                    NAV Calculated               Funds Received Before
Portfolio                                           (Eastern Time)                  (Eastern Time)

U.S. Treasury Money Market                       12:00 PM and 4:00 PM                  12:00 PM
U.S. Government Money Market                           5:00 PM                          5:00 PM
Money Market                                           5:00 PM                          5:00 PM
Pennsylvania Tax-Free Money Market               12:00 PM and 4:00 PM                  12:00 PM
Tax-Free Money Market                            12:00 PM and 4:00 PM                  12:00 PM
All Fixed Income and Equity                            4:00 PM                          4:00 PM


                                                    PROSPECTUS / August 31, 2002

80 PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES


SALES CHARGES

ALTERNATIVE SALES CHARGE OPTIONS

You may purchase Class A or Class B Shares of the Portfolios at a price equal to their NAV per share plus any applicable sales charge. Class A Shares include an initial sales charge. Class B Shares may pay a CDSC. The classes have the same rights and are identical in all respects except that: (i) Class B Shares may pay deferred sales charges and pay higher distribution and service fees; (ii) each class has exclusive voting rights with respect to approvals of its Rule 12b-1 plan (although Class B shareholders may be entitled to vote on any distribution fees imposed on Class A Shares so long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges.

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Portfolio receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

U.S. GOVERNMENT BOND, INCOME, MARYLAND TAX-FREE, PENNSYLVANIA TAX-FREE AND INTERMEDIATE FIXED INCOME PORTFOLIOS

                                 YOUR SALES CHARGE AS A   YOUR SALES CHARGE AS A %
IF YOUR INVESTMENT IS:             % OF OFFERING PRICE     OF YOUR NET INVESTMENT     DEALER CONCESSION AS
                                                                                       A % OF THE OFFERING
                                                                                              PRICE
-------------------------------- ------------------------ -------------------------- ------------------------
LESS THAN  $50,000                        4.50%                     4.71%                     4.00%
$50,000 BUT LESS THAN $100,000            4.00%                     4.17%                     3.50%
$100,000 BUT LESS THAN $250,000           3.00%                     3.09%                     2.75%
$250,000 BUT LESS THAN $500,000           2.50%                     2.56%                     2.25%
$500,000 BUT LESS THAN                    2.00%                     2.04%                     1.50%
$1,000,000                                0.00%                     0.00%                     0.75%
$1,000,000 AND ABOVE

No initial sales charge applies to purchases of Class A Shares of $1 million or more. However, you will pay a CDSC of 1.00% if you sell your shares within one year of the date of purchase, or of 0.50% if you sell your shares between one and two years of the date of purchase.

BALANCED, EQUITY INCOME, EQUITY INDEX, BLUE CHIP EQUITY, VALUE EQUITY, CAPITAL GROWTH, MID-CAP EQUITY, SMALL-CAP EQUITY, INTERNATIONAL EQUITY AND EMERGING MARKETS EQUITY PORTFOLIOS

                                 YOUR SALES CHARGE AS A   YOUR SALES CHARGE AS A %
IF YOUR INVESTMENT IS:           % OF THE OFFERING PRICE    OF YOUR NET INVESTMENT     DEALER CONCESSION AS
                                                                                       A % OF THE OFFERING
                                                                                              PRICE
-------------------------------- ------------------------ -------------------------- ------------------------
LESS THAN  $50,000                        4.75%                     4.99%                     4.25%
$50,000 BUT LESS THAN $100,000            4.50%                     4.71%                     4.00%
$100,000 BUT LESS THAN $250,000           3.50%                     3.63%                     3.00%
$250,000 BUT LESS THAN $500,000           2.50%                     2.56%                     2.25%
$500,000 BUT LESS THAN                    2.00%                     2.04%                     1.75%
$1,000,000                                0.00%                     0.00%                     0.75%
$1,000,000 AND ABOVE

No initial sales charge applies to purchases of Class A Shares of $1 million or more. However, you will pay a CDSC of 1.00% if you sell your shares within one year of the date of purchase, or of 0.50% if you sell your shares between one and two years of the date of purchase.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

(1) by a bank trust officer, registered representative, or other employee (or a member of their immediate families) of authorized institutions;

(2) by a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

(3) for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code);

(4)  for  an  account   affiliated  with  Allfirst,   with  the  proceeds  of  a
     distribution from certain employee benefit plans;

(5) for any state, county or city, or any governmental instrumentality, department, authority or agency;

(6) with redemption proceeds from other mutual fund complexes on which you have previously paid an initial or CDSC;


August 31, 2002 / PROSPECTUS

                         PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES 81


(7) through wrap fee and asset allocation programs and for financial institutions that, under their dealer agreement with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge;

(8) as part of an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 of plan assets invested in the Portfolios;

(9) as part of an employee benefit plan through an intermediary that has signed a participation agreement with the Portfolios' distributor specifying certain qualifications; and

(10) on a discretionary basis by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business and that has executed a participation agreement with the Portfolios' distributor specifying certain qualifications.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Portfolio at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those that were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you have redeemed, without paying the front-end sales charge a second time. To exercise this privilege, the Portfolio must receive your purchase order within 30 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE PORTFOLIO WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES. The purchase price of your shares is the NAV on the day your purchase order is received and accepted.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Portfolio will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Portfolio will consider the value of Class A Shares purchased previously only if they were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Portfolio with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Portfolio may amend or terminate this right of accumulation at any time. Rights of accumulation do not apply to purchases of Class A Shares of the U.S. Treasury Money Market, U.S. Government Money Market, Money Market, Tax-Free Money Market, Pennsylvania Tax-Free Money Market, and Short-Term Treasury Portfolios.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Portfolio over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Portfolio will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Portfolio a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Portfolio to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Portfolio's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Portfolio will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.


                                                    PROSPECTUS / August 31, 2002

82 PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES


CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within six years after your purchase, you will pay a CDSC as described in the table below for either (1) the NAV of the shares at the time of purchase, or
(2) NAV of the shares next calculated after the Portfolio receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges.

At the end of eight years from the date of purchase, Class B Shares convert to Class A Shares based on their relative NAV. Class A Shares pay lower expenses than Class B Shares.

Year Since                        CDSC as a Percentage of
Purchase                      Dollar Amount Subject to Charge
-------------------------------------------------------------------------------
First                                       5%
Second                                      4%
Third                                       3%
Fourth                                      3%
Fifth                                       2%
Sixth                                       1%
Seventh and after                           0%

The Class B Shares CDSC generally will be waived under the following circumstances:
o Benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans.
o Eligible mandatory distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70 1/2 (waiver applies only to amounts necessary to meet the required minimum amount). If Class B Shares represent a part of a shareholder's total individual retirement account or 403(b) Plan investment, the CDSC waiver is available only for that portion of a mandatory distribution which bears the same relationship to the entire mandatory distribution as the Class B Shares bear to the total investment account.
o    Death or disability (as defined in Section 72(m)(7) of the Internal Revenue
     Code) of the shareholder if such shares are redeemed within one year of death or determination of disability.
o Payments under the Automatic Withdrawal Plan (which is discussed later), up to 10% per year, provided the minimum distribution per such Plan is no less than $100 per month, and the account balance at the inception of the withdrawals is at least $10,000. Shares received from dividend and capital gain reinvestment are included in calculating the 10%. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales load.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a distribution fee as long as you hold your shares. Your securities dealer may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions including brokerage firms affiliated with Allfirst may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of Federal securities law.

No CDSC is imposed on redemptions of Class B Shares received from the reinvestment of distributions on Class B Shares or exchanged for shares of another Portfolio. However, Class B Shares acquired in exchanges (including shares of the Money Market Portfolio) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. Class B Shares not subject to a CDSC will always be redeemed first.

The CDSC will be computed using the schedule of the Portfolio with the highest CDSC owned by you. In computing the CDSC, the length of time you owned the shares will be measured from the date of original purchase and will not be affected by exchanges. To exchange into another Portfolio, you must meet the $500 minimum initial investment.

DISTRIBUTION OF PORTFOLIO SHARES

The Fund has adopted a distribution (12b-1) plan and a shareholder services plan for Class A Shares of each Portfolio. In addition, the Fund has adopted a distribution and service (12b-1) plan for Class B Shares of each Portfolio. The plan allows the Portfolios to pay fees for the sale and distribution of their shares, and for services provided to shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


August 31, 2002 / PROSPECTUS

                         PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES 83


Class A distribution fees, as a percentage of average daily net assets of the class, may be up to 0.75% as authorized by the Board. The Distributor is voluntarily waiving a portion of the Class A fees payable by certain Portfolios. The Distributor may discontinue all or a portion of these waivers at any time. The following table sets forth the distribution fees authorized by the Board and the fees paid by each of the Portfolios for the fiscal year ended April 30, 2002:

                                                                                          FEES PAID
                   CLASS A SHARES                         AUTHORIZED FEE (%)         (NET OF WAIVERS) (%)

U.S. Treasury Money Market Portfolio                             0.25                        0.25
U.S. Government Money Market Portfolio                           0.25                        0.25
Money Market Portfolio                                           0.25                        0.25
Tax-Free Money Market Portfolio                                  0.25                        0.25
Short-Term Treasury Portfolio                                    0.40                        0.25
Maryland Tax-Free Portfolio                                      0.30                        0.25
Pennsylvania Tax-Free Portfolio                                  0.30                        0.25
U.S. Government Bond Portfolio                                   0.30                        0.25
Income Portfolio                                                 0.30                        0.25
Balanced Portfolio                                               0.40                        0.25
Equity Income Portfolio                                          0.40                        0.25
Value Equity Portfolio                                           0.40                        0.25
Equity Index Portfolio                                           0.40                        0.25
Blue Chip Equity Portfolio                                       0.55                        0.25
Capital Growth Portfolio                                         0.40                        0.25
Mid-Cap Equity Portfolio                                         0.40                        0.25
Small-Cap Equity Portfolio                                       0.40                        0.25
International Equity Portfolio                                   0.40                        0.25
Emerging Markets Equity Portfolio                                0.40                        0.25

Class A shareholder service fees, as a percentage of average daily net assets of the class, may be up to 0.25% as authorized by the Board. The following table sets forth the shareholder service fees authorized by the Board and the fees paid by the Portfolio for the fiscal year ended April 30, 2002:

                                                                                          FEES PAID
                  CLASS A SHARES                          AUTHORIZED FEE (%)         (NET OF WAIVERS) (%)

U.S. Treasury Money Market Portfolio                             0.15                        0.06
U.S. Government Money Market Portfolio                           0.15                        0.06
Money Market Portfolio                                           0.15                        0.06
Tax-Free Money Market Portfolio                                  0.15                        0.06
Short-Term Treasury Portfolio                                    0.15                        0.00
Maryland Tax-Free Portfolio                                      0.15                        0.00
Pennsylvania Tax-Free Portfolio                                  0.15                        0.00
U.S. Government Bond Portfolio                                   0.15                        0.00
Income Portfolio                                                 0.15                        0.00
Balanced Portfolio                                               0.15                        0.00
Equity Income Portfolio                                          0.15                        0.00
Value Equity Portfolio                                           0.15                        0.00
Equity Index Portfolio                                           0.15                        0.00
Blue Chip Equity Portfolio                                       0.15                        0.00
Capital Growth Portfolio                                         0.15                        0.00
Mid-Cap Equity Portfolio                                         0.15                        0.00
Small-Cap Equity Portfolio                                       0.15                        0.00
International Equity Portfolio                                   0.15                        0.00
Emerging Markets Equity Portfolio                                0.15                        0.00

Class B distribution and service fees, as a percentage of average daily net assets of the class, paid by the Portfolios for the fiscal year ended April 30, 2002 were 0.75% and 0.25%, respectively.

The Distributor may, from time to time at its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.


                                                    PROSPECTUS / August 31, 2002

84 PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES


INFORMATION ABOUT EXCHANGING SHARES

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolios receive your exchange request.

Before making an exchange, shareholders should consider the investment objective, policies and restrictions of the Portfolio into which they are exchanging, as set forth in the prospectus. Any telephone exchange must satisfy the requirements relating to the minimum initial investment amounts of the Portfolio involved. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). The Fund reserves the right to terminate or modify the exchange privilege for any reason upon 60 days notice to shareholders.

An exchange between classes of a particular Portfolio is generally not permitted, unless a shareholder becomes eligible to purchase shares of another class. The Fund reserves the right to require shareholders to complete an Account Application or other documentation in connection with the exchange.

CLASS A SHARES

You may exchange Class A Shares of any Portfolio for Class A Shares of any other Portfolio. If you exchange shares that you purchased without a sales charge, or with a lower sales charge, into a Portfolio with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange your shares into a Portfolio with the same, lower or no sales charge, there is not an incremental sales charge for the exchange.

CLASS B SHARES

You may exchange Class B Shares of any Portfolio for Class B Shares of any other Portfolio. No CDSC is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least six years from your initial purchase. Upon redemption, CDSC charges may apply. For purposes of computing the CDSC, the length of time the investor owned the shares will be measured from the date of the original purchase and will not be affected by any exchange.

RECEIVING YOUR SALES PROCEEDS

Normally, we send your sale proceeds within three Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from the date of your purchase).

If you established ACH instructions on your account, you can receive your redemption proceeds by ACH wire. Sale proceeds sent via ACH will not be posted to your bank account until the second Business Day following the transaction.

REDEMPTION BY CHECKWRITING

Checkwriting is available for accounts investing in Class A Shares of the money market fund Portfolios. You will be required to sign a signature card and will be subject to the applicable rules and regulations of the clearing bank.

Checks in the amount of $500 or more drawn on one of the money market fund Portfolios may be made payable to the order of any payee. You should be aware that, as the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to the Fund's acceptance of the check, the clearing bank causes the Fund to redeem, at the next NAV, a sufficient number of shares to cover the amount of the check. Checks will be returned by the clearing bank if there are not sufficient shares available. If you wish to use this checkwriting feature, you should check the appropriate box on the Account Application, which includes a signature card, and mail the completed form to ARK Funds, P.O. Box 8525, Boston, MA 02266-8525. There is no charge for the checks, although the clearing bank will impose its customary overdraft fee in connection with checks returned for insufficient funds.

REDEMPTION IN KIND

Each  Portfolio  reserves the right to make  redemptions  "in kind" - payment of
redemption  proceeds  in  portfolio   securities  rather  than  cash  -  if  the
Portfolio's Advisor deems that it is in the Portfolio's best interest to do so.


August 31, 2002 / PROSPECTUS

                         PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES 85


AUTOMATIC INVESTMENT PLAN (AIP)

Investors and employees may arrange on any Business Day for periodic investment in a Portfolio through automatic deductions from a checking or savings account by completing the appropriate section of the Account Application.

AUTOMATIC WITHDRAWAL PLAN (AWP)

The AWP may be used by investors and employees who wish to receive regular distributions from their accounts. Upon commencement of the AWP, an account must have a current value of $10,000 or more. Investors may elect to receive automatic payments of $100 or more via check or direct deposit to a checking account on a monthly, quarterly or annual basis. Automatic withdrawals are normally processed on the 25th day of the month (or on the next Business Day). To arrange an AWP, you must complete the appropriate section of an Account Change Form.

If you withdraw 10% or less of your Class B Shares in one year pursuant to the AWP, your redemptions will not be subject to the CDSC. Because automatic withdrawals of Class B Shares in amounts greater than 10% of the initial value of the account will be subject to the CDSC, Class B shareholders who intend to withdraw more than 10% from their accounts should not participate in the AWP.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

MINIMUM BALANCE

For direct investors, if your account drops below $500 because of redemptions, we may sell your shares and close your account, which could result in your having to pay a CDSC. But, we will give you at least 30 days written notice to give you time to add to your account and avoid the sale of your shares.

PURCHASE AND EXCHANGE RESTRICTIONS

MARKET TIMING. The Fund does not permit market timing or excessive trading. Market timing and other types of excessive trading can hurt performance by disrupting management and increasing expenses for all shareholders. The Fund may refuse to accept any purchase or exchange order from any person or group if, in its sole discretion, it determines that (1) the order reflects market timing or excessive trading, (2) a Portfolio would be unable to invest the money effectively, or (3) a Portfolio would otherwise be adversely affected. The Fund may consider a number of factors in determining whether an investor has engaged in market timing or excessive trading, including the investor's trading history, the number and size of, and the time between, transactions, and the percentage of the investor's account involved in each transaction. The Fund also may consider trading done in accounts under common ownership or control or in groups of accounts. The prohibition on market timing and excessive trading also applies to purchase and exchange orders placed through intermediaries, including brokers, banks, trust companies, investment advisors, or any other third party.

OTHER ACTIVITIES. The Fund also may refuse to accept, and may cancel or rescind, any purchase or exchange order, may freeze any account and suspend account activities, or may involuntarily redeem an account, in cases of suspected fraudulent or illegal activity or threatening conduct. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of the callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


                                                    PROSPECTUS / August 31, 2002

86 DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared and paid according to the following schedule:

--------------------------------------------------------- ------------------------ ------------------------
                                                               FREQUENCY OF         FREQUENCY OF PAYMENT
                                                              DECLARATION OF            OF DIVIDENDS
PORTFOLIO                                                        DIVIDENDS
--------------------------------------------------------- ------------------------ ------------------------
U.S. Treasury Money Market Portfolio                               Daily                   Monthly
--------------------------------------------------------- ------------------------ ------------------------
U.S. Government Money Market Portfolio                             Daily                   Monthly
--------------------------------------------------------- ------------------------ ------------------------
Money Market Portfolio                                             Daily                   Monthly
--------------------------------------------------------- ------------------------ ------------------------
Tax-Free Money Market Portfolio                                    Daily                   Monthly
--------------------------------------------------------- ------------------------ ------------------------
Pennsylvania Tax-Free Money Market Portfolio                       Daily                   Monthly
--------------------------------------------------------- ------------------------ ------------------------
Short-Term Treasury Portfolio                                      Daily                   Monthly
--------------------------------------------------------- ------------------------ ------------------------
Maryland Tax-Free Portfolio                                        Daily                   Monthly
--------------------------------------------------------- ------------------------ ------------------------
Pennsylvania Tax-Free Portfolio                                    Daily                   Monthly
--------------------------------------------------------- ------------------------ ------------------------
Intermediate Fixed Income Portfolio                                Daily                   Monthly
--------------------------------------------------------- ------------------------ ------------------------
U.S. Government Bond Portfolio                                     Daily                   Monthly
--------------------------------------------------------- ------------------------ ------------------------
Income Portfolio                                                   Daily                   Monthly
--------------------------------------------------------- ------------------------ ------------------------
Balanced Portfolio                                               Quarterly                Quarterly
--------------------------------------------------------- ------------------------ ------------------------
Equity Income Portfolio                                           Monthly                  Monthly
--------------------------------------------------------- ------------------------ ------------------------
Value Equity Portfolio                                           Quarterly                Quarterly
--------------------------------------------------------- ------------------------ ------------------------
Equity Index Portfolio                                           Quarterly                Quarterly
--------------------------------------------------------- ------------------------ ------------------------
Blue Chip Equity Portfolio                                       Quarterly                Quarterly
--------------------------------------------------------- ------------------------ ------------------------
Capital Growth Portfolio                                         Annually                 Annually
--------------------------------------------------------- ------------------------ ------------------------
Mid-Cap Equity Portfolio                                         Quarterly                Quarterly
--------------------------------------------------------- ------------------------ ------------------------
Small-Cap Equity Portfolio                                       Annually                 Annually
--------------------------------------------------------- ------------------------ ------------------------
International Equity Portfolio                                   Annually                 Annually
--------------------------------------------------------- ------------------------ ------------------------
Emerging Markets Equity Portfolio                                Annually                 Annually
--------------------------------------------------------- ------------------------ ------------------------

Each Portfolio distributes net capital gains and net gains from foreign currency transactions, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You may elect to receive dividends and distributions in additional Portfolio shares or in cash. You must notify the Portfolio in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send the Portfolio written notice.


August 31, 2002 / PROSPECTUS

                                                                        TAXES 87


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important Federal income tax considerations that affect the Portfolios and their shareholders. This summary is based on the current Federal tax law, which may change.

Each Portfolio will distribute substantially all of its income and net capital gains and net gains from foreign currency transactions, if any. The dividends and other distributions you receive (other than from the Tax-Free Money Market, Pennsylvania Tax-Free Money Market, Maryland Tax-Free, and Pennsylvania Tax-Free Portfolios (collectively, "Tax-Free Portfolios")) generally will be subject to Federal income taxation, whether or not you reinvest them. Income dividends and distributions of net capital gain from the sale or exchange of portfolio securities held for 12 months or less are generally taxable at ordinary income tax rates. Capital gain distributions and distributions of net gains from certain foreign transactions are generally taxable as long-term capital gains if the distributing Portfolio has held the assets that generated the gain for more than 12 months. EACH SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

The Tax-Free Portfolios intend to distribute Federally tax-exempt dividends. These Portfolios may invest a portion of their assets in securities that generate taxable income for Federal income tax purposes. Dividends exempt from Federal income tax may be subject to state and local income taxes. Any capital gains distributed by these Portfolios will be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                                    PROSPECTUS / August 31, 2002

88 FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A and, if applicable, Class B Shares of the Portfolios. This information is intended to help you understand each class's financial performance for the past five years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming you reinvested all of your dividends and distributions). The information for each of the fiscal years ended April 30, and for ARK International Equity Portfolio and ARK Emerging Markets Equity Portfolio the six-month period ended April 30, 2001 and the ten-month period ended October 31, 2000, has been derived from the Portfolios' financial statements, which were audited by KPMG LLP, independent auditors. Information shown prior to January 1, 2000 for the ARK International Equity Portfolio and ARK Emerging Markets Equity Portfolio was audited by other auditors. KPMG's report, along with each Portfolio's financial statements, is included in the Portfolios' most recent Annual Report. The Annual Report accompanies the Statement of Additional Information and is available upon request at no charge.

For a Share Outstanding Throughout the Year or Period Ended April 30,
                                     Realized                                                                               Ratio
                                        and                                                                  Ratio of Net    of
                                     Unrealized  Distri-   Distri-                                            Investment  Expenses
                 Net Asset   Net      Gains      butions   butions                    Net Assets,  Ratio of    Income    to Average
                  Value,  Investment (Losses)   from Net    from   Net Asset            End of     Expenses    (Loss)    Net Assets
                 Beginning Income       on     Investment Capital Value, End   Total    Period    to Average  to Average  (Excluding
                 Of Period  (Loss)  Investments  Income    Gains  of Period  Return(A)  (000)     Net Assets  Net Assets   Waivers)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Portfolio
Class A
      2002        $1.00      0.02      --        (0.02)      --      $1.00      2.35%   $22,394      0.69%       2.28%       0.84%
      2001         1.00      0.05      --        (0.05)      --       1.00      5.34     21,587      0.70        5.19        0.85
      2000         1.00      0.04      --        (0.04)      --       1.00      4.49     18,618      0.68        4.34        0.83
      1999         1.00      0.04      --        (0.04)      --       1.00      4.33     19,632      0.69        4.31        0.84
      1998         1.00      0.05      --        (0.05)      --       1.00      4.77     35,302      0.70        4.66        0.85


U.S. Government Money Market Portfolio
Class A
      2002        $1.00      0.02      --        (0.02)      --      $1.00      2.39%   $79,396      0.65%       2.46%       0.85%
      2001         1.00      0.06      --        (0.06)      --       1.00      5.75    119,725      0.63        5.62        0.83
      2000         1.00      0.05      --        (0.05)      --       1.00      4.92    120,578      0.64        4.85        0.84
      1999         1.00      0.05      --        (0.05)      --       1.00      4.75    104,037      0.64        4.62        0.84
    1998 (1)       1.00      0.04      --        (0.04)      --       1.00      5.19+    78,265      0.67*       4.98*       0.87*

Money Market Portfolio
Class A
      2002        $1.00      0.03      --        (0.03)      --      $1.00       2.55% $259,095      0.62%       2.54%       0.85%
      2001         1.00      0.06      --        (0.06)      --       1.00       5.93   296,748      0.61        5.75        0.83
      2000         1.00      0.05      --        (0.05)      --       1.00       5.13   251,140      0.61        5.02        0.83
      1999         1.00      0.05      --        (0.05)      --       1.00       4.91   246,496      0.62        4.79        0.85
      1998         1.00      0.05      --        (0.05)      --       1.00       5.25   188,048      0.62        5.13        0.85


Class B
      2002        $1.00      0.02      --        (0.02)      --      $1.00      1.85%      $156      1.32%       1.64%       1.45%
      2001         1.00      0.05      --        (0.05)      --       1.00      5.21        105      1.30        4.80        1.43
      2000         1.00      0.04      --        (0.04)      --       1.00      4.41         23      1.31        4.39        1.44
    1999 (2)       1.00      0.01      --        (0.01)      --       1.00      3.86+        22      1.30*       3.76*       1.44*


August 31, 2002 / PROSPECTUS

                                                         FINANCIAL HIGHLIGHTS 89


For a Share Outstanding Throughout the Year or Period Ended April 30,
                               Realized                                                                             Ratio
                                  and                                                                 Ratio of Net    of
                               Unrealized  Distri-   Distri-                                          Investment  Expenses
           Net Asset   Net      Gains      butions   butions                    Net Assets, Ratio of   Income    to Average
            Value,  Investment (Losses)   from Net    from   Net Asset            End of    Expenses    (Loss)  Net Assets Portfolio
           Beginning Income       on     Investment Capital Value, End   Total    Period   to Average to Average (Excluding Turnover
           Of Period  (Loss)  Investments  Income    Gains  of Period  Return(A)  (000)    Net Assets Net Assets   Waivers)   Rate
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Portfolio
Class A
 2002        $1.00      0.02      --        (0.02)      --      $1.00    1.54%  $ 49,232     0.60%       1.49%       0.86%      --
 2001         1.00      0.03      --        (0.03)      --       1.00    3.50     38,358     0.59        3.46        0.84       --
 2000         1.00      0.03      --        (0.03)      --       1.00    2.94     45,970     0.60        2.90        0.85       --
 1999         1.00      0.03      --        (0.03)      --       1.00    2.74     33,509     0.60        2.66        0.85       --
 1998         1.00      0.03      --        (0.03)      --       1.00    3.16     25,144     0.61        3.11        0.86       --

Short-Term Treasury Portfolio
Class A
 2002        $10.17     0.42      0.13      (0.42)      --      $10.30   5.51%    $8,365      0.82%       4.11%       1.15%   65.56%
 2001          9.85     0.47      0.32      (0.47)      --       10.17   8.24      8,860      0.83        4.74        1.13    80.00
 2000         10.03     0.44     (0.16)     (0.44)     (0.02)     9.85   2.80      9,804      0.82        4.39        1.12    80.49
 1999         10.05     0.47      0.03      (0.47)     (0.05)    10.03   5.04     14,006      0.82        4.61        1.12    70.64
 1998          9.96     0.52      0.09      (0.51)     (0.01)    10.05   6.23     14,410      0.78        5.02        1.07   124.24

Maryland Tax-Free Portfolio
Class A
 2002         $9.90      0.42       0.18    (0.42)     --      $10.08    6.13%   $26,666      0.94%       4.16%      1.31%     8.72%
 2001          9.48      0.43       0.42    (0.43)     --        9.90    9.09     24,671      0.94        4.38       1.30     28.94
 2000         10.21      0.43     (0.69)    (0.43)    (0.04)     9.48   (2.50)    25,924      0.94        4.43       1.30     24.29
 1999         10.14      0.43       0.14    (0.43)    (0.07)    10.21    5.69     32,395      0.93        4.18       1.29     30.83
 1998          9.87      0.44       0.34    (0.45)    (0.06)    10.14    7.91     25,283      0.90        4.39       1.15     22.40

Class B
 2002         $9.91      0.35       0.18    (0.35)     --      $10.09    5.37%    $1,266      1.69%       3.40%      1.86%     8.72%
 2001          9.48      0.36       0.43    (0.36)     --        9.91    8.47        745      1.69        3.57       1.85     28.94
 2000 (3)      9.75      1.51     (0.23)    (1.51)    (0.04)     9.48   13.17+        50      1.68*       3.82*      1.85*    24.29

Pennsylvania Tax-Free Portfolio
Class A
 2002         $9.80      0.41       0.27    (0.41)     --      $10.07    7.03%    $2,177      1.09%       4.08%      1.30%    16.15%
 2001          9.38      0.41       0.42    (0.41)     --        9.80    8.99      2,603      1.09        4.24       1.29     25.67
 2000         10.22      0.40     (0.80)    (0.40)    (0.04)     9.38   (3.95)     3,036      1.09        4.23       1.29     30.92
 1999         10.13      0.39       0.15    (0.39)    (0.06)    10.22     5.39     3,820      1.10        3.84       1.30     43.46
 1998 (4)     10.26      0.04     (0.13)    (0.04)     --       10.13  (0.94)+     2,577      1.01*       3.72*      1.24*     3.50

Class B
 2002         $9.82      0.34       0.27    (0.34)     --      $10.09    6.26%      $176      1.84%       3.33%      1.85%    16.15%
 2001          9.39      0.34       0.43    (0.34)     --        9.82    8.30         76      1.84        3.52       1.84     25.67
 2000 (3)      9.71      1.20     (0.28)    (1.20)    (0.04)     9.39    9.37+       188      1.84*       3.63*      1.84*    30.92

+ Returns are for the period indicated and have not been annualized.
* Annualized
(A) Total Return figures do not include the effect of any front-end or deferred sales load.
(1) Commenced operations on July 7, 1997.
(2) Commenced operations on January 22, 1999.
(3) Commenced operations on September 1, 1999.
(4) Commenced operations on March 23, 1998.


                                                    PROSPECTUS / August 31, 2002

90 FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Year or Period Ended April 30,
                               Realized                                                                             Ratio
                                  and                                                                 Ratio of Net    of
                               Unrealized  Distri-   Distri-                                          Investment  Expenses
           Net Asset   Net      Gains      butions   butions                    Net Assets, Ratio of   Income    to Average
            Value,  Investment (Losses)   from Net    from   Net Asset            End of    Expenses    (Loss)  Net Assets Portfolio
           Beginning Income       on     Investment Capital Value, End   Total    Period   to Average to Average (Excluding Turnover
           Of Period  (Loss)  Investments  Income    Gains  of Period  Return(A)  (000)    Net Assets Net Assets   Waivers)   Rate
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Portfolio
Class A
2002        $9.73     0.50         0.03    (0.50)      --      $9.76     5.53%     $ 3,681     1.10%    5.05%       1.40%     36.05%
2001         9.28     0.52         0.45    (0.52)      --       9.73    10.72        2,533     1.10     5.47        1.40      36.75
2000         9.79     0.50       (0.51)    (0.50)      --       9.28    (0.09)       2,375     1.10     5.26        1.40       6.62
1999         9.85     0.54       (0.06)    (0.54)      --       9.79     4.93        2,240     1.12     5.11        1.41     102.27
1998 (2)     9.88     0.81       (0.03)    (0.81)      --       9.85     7.86+          30     1.05*    6.02*       1.33*     13.77

Income Portfolio
Class A
2002       $10.08     0.54         0.09    (0.53)    (0.02)   $10.16     6.30%     $11,459     0.96%    5.13%       1.26%    142.61%
2001         9.62     0.58         0.47    (0.59)      --      10.08    11.19        8,991     0.95     5.97        1.24     339.82
2000        10.20     0.56       (0.58)    (0.56)      --       9.62    (0.18)       5,830     0.95     5.67        1.24     328.20
1999        10.37     0.58       (0.16)    (0.59)      --      10.20     4.08        8,573     0.95     5.59        1.24      50.41
1998         9.94     0.58         0.44    (0.59)      --      10.37    10.47        6,889     0.95     5.82        1.16     154.87

Class B
2002        $9.96     0.45         0.09    (0.45)    (0.02)   $10.03     5.44%      $1,421     1.71%    4.35%       1.80%    142.61%
2001         9.51     0.51         0.45    (0.51)      --       9.96    10.35          705     1.70     5.19        1.79     339.82
2000        10.08     0.48       (0.57)    (0.48)      --       9.51    (0.85)         429     1.71     4.97        1.80     328.20
1999 (3)    10.40     0.35       (0.32)    (0.35)      --      10.08     0.35+         280     1.70*    4.71*       1.79*     50.41

Balanced Portfolio
Class A
2002       $14.40     0.24       (1.52)    (0.26)      --     $12.86    (8.97)%    $39,276     1.01%    1.78%       1.41%     50.05%
2001        16.84     0.32       (1.48)    (0.33)    (0.95)    14.40    (7.06)      43,644     1.02     2.08        1.41      36.26
2000        14.59     0.28         2.88    (0.25)    (0.66)    16.84    22.26       43,098     1.01     1.84        1.40      54.46
1999        13.20     0.26         2.02    (0.26)    (0.63)    14.59    17.97       26,927     1.01     1.94        1.40      56.70
1998        11.40     0.27         3.04    (0.28)    (1.23)    13.20    30.67       15,074     1.02     2.20        1.33      71.58

Class B
2002       $14.38     0.14       (1.52)    (0.16)      --     $12.84    (9.66)%    $13,956     1.76%    1.03%       1.86%     50.05%
2001        16.82     0.20       (1.47)    (0.22)    (0.95)    14.38    (7.78)      14,827     1.77     1.35        1.86      36.26
2000        14.60     0.16         2.87    (0.15)    (0.66)    16.82    21.32       10,991     1.77     1.10        1.86      54.46
1999 (3)    12.58     0.16         2.67    (0.18)    (0.63)    14.60    23.13+       2,479     1.75*    0.99*       1.84*      56.70


August 31, 2002 / PROSPECTUS

                                                         FINANCIAL HIGHLIGHTS 91


For a Share Outstanding Throughout the Year or Period Ended April 30,
                               Realized                                                                             Ratio
                                  and                                                                 Ratio of Net    of
                               Unrealized  Distri-   Distri-                                          Investment  Expenses
           Net Asset   Net      Gains      butions   butions                    Net Assets, Ratio of   Income    to Average
            Value,  Investment (Losses)   from Net    from   Net Asset            End of    Expenses    (Loss)  Net Assets Portfolio
           Beginning Income       on     Investment Capital Value, End   Total    Period   to Average to Average (Excluding Turnover
           Of Period  (Loss)  Investments  Income    Gains  of Period  Return(A)  (000)    Net Assets Net Assets   Waivers)   Rate
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio
Class A
2002      $11.33     0.15       (0.99)    (0.15)    (0.05)   $10.29    (7.43)%   $5,136     1.10%     1.41%     1.48%       42.83%
2001       11.99     0.19         0.42    (0.19)    (1.08)    11.33     5.33      4,193     1.10      1.62      1.46        21.41
2000       12.04     0.22         0.38    (0.22)    (0.43)    11.99     5.29      3,353     1.09      1.72      1.45        41.43
1999       12.52     0.23         0.21    (0.23)    (0.69)    12.04     3.92      3,659     1.08      1.93      1.44        56.03
1998 (1)   11.01     0.28         2.73    (0.29)    (1.21)    12.52    28.73+     3,428     1.07*     2.39*     1.45*       39.88

Value Equity Portfolio
Class A
2002      $11.28     0.02       (1.07)    (0.03)    (0.77)    $9.43   (9.53)%    $5,935     1.31%     0.24%     1.75%       21.81%
2001       14.10     0.01       (0.87)    (0.01)    (1.95)    11.28   (6.10)      6,890     1.30      0.06      1.73         9.63
2000       15.22     0.14         1.40    (0.15)    (2.51)    14.10     10.72     7,516      1.32    (0.01)      1.75        25.00
1999       14.60     0.05         1.36    (0.07)    (0.72)    15.22     10.29     3,553      1.31      0.29      1.74        32.21
1998 (2)   14.55       --         0.05        --      --      14.60     0.34+       227     1.26*     0.62*     1.67*         4.34


Class B
2002      $11.05   (0.01)     (1.10)        --    (0.77)    $9.17     (10.26)%  $1,141     2.06%    (0.53)%     2.20%       21.81%
2001       13.94   (0.02)     (0.92)        --    (1.95)    11.05      (6.79)      858     2.05     (0.69)      2.18         9.63
2000       15.16   (0.07)       1.36        --    (2.51)    13.94       9.93       583     2.07     (0.77)      2.20        25.00
1999 (3)   12.93     0.01       2.97    (0.03)    (0.72)    15.16     23.70+       164     2.07*    (0.67)*     2.20*       32.21
Equity Index Portfolio
Class A
2002     $10.42      0.08     (1.42)     (0.08)        --    $9.00    (12.85)%  $7,709     0.50%      0.87%      0.99%    31.17%
2001      14.79      0.09     (1.77)     (0.09)    (2.60)    10.42    (12.51)    9,260     0.50       0.70       0.96     44.36
2000      13.84      0.11       1.25     (0.11)    (0.30)    14.79      9.95     7,453     0.50       0.78       0.99     58.81
1999      11.57      0.11       2.40     (0.11)    (0.13)    13.84     22.05     4,974     0.48       0.92       1.00     34.04
1998 (4)   9.78      0.06       1.80     (0.07)        --    11.57     19.08+    1,417     0.45*      1.02*      1.08*    49.56

Blue Chip Equity Portfolio
Class A
2002     $19.87      0.02     (3.89)     (0.02)        --   $15.98    (19.48)%  $53,338     1.06%      0.13%     1.60%     40.45%
2001      23.57      0.05     (3.14)     (0.05)    (0.56)    19.87    (13.26)    67,840     1.06       0.25      1.61      31.66
2000      19.98      0.06       3.95     (0.04)    (0.38)    23.57     20.29     73,347     1.08       0.28      1.63      40.58
1999      16.98      0.09       3.40     (0.09)    (0.40)    19.98     20.96     56,771     1.07       0.49      1.62      38.78
1998      12.38      0.10       4.69     (0.10)    (0.09)    16.98     38.93     43,300     1.04       0.71      1.50      26.32


Class B
2002     $19.60    (0.09)     (3.84)        --        --   $15.67    (20.05)%  $12,593      1.81%    (0.62)%      1.90%    40.45%
2001      23.38    (0.06)     (3.16)        --    (0.56)    19.60    (13.92)    14,422      1.81     (0.50)       1.91     31.66
2000      19.93    (0.07)       3.90        --    (0.38)    23.38     19.39     10,710      1.83     (0.49)       1.93     40.58
1999 (5)  17.07      0.01       3.28    (0.03)    (0.40)    19.93     19.62+     3,162      1.84*    (0.43)*      1.94*    38.78

+ Returns are for the period indicated and have not been annualized.
*Annualized.
(A) Total return figures do not include the effect of any front-end or deferred sales load.
(1) Commenced operations on May 9, 1997.
(2) Commenced operations on April 1, 1998.
(3) Commenced operations on September 14, 1998.
(4) Commenced operations on November 3, 1997.
(5) Commenced operations on July 31, 1998.


                                                    PROSPECTUS / August 31, 2002

92 FINANCIAL HIGHLIGHTS


For a Share Outstanding Throughout the Year or Period Ended April 30,
                                                                                                                      Ratio of
                                  Realized                                      Net               Net                     Net
            Net Asset    Net         and    Distributions Distributions        Asset             Assets,   Ratio of  Investment
             Value,   Investment Unrealized    from Net      from      Return  Value,             End of    Expenses    Income
            Beginning   Income    Gains or    Investment    Capital      of     End     Total    Period    to Average   (Loss)
            of Period   (Loss)   (Losses) on    Income       Gains    Capital   of    Return(A)   (000)   Net Assets to Average
                                 Investments                                   Period                                 Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio
Class A
2002         $18.88     (0.04)      (4.99)           --          --       --  $13.85  (26.64)%   $33,621       1.10%    (0.24)%
2001          25.89       0.03      (5.15)           --      (1.89)       --   18.88  (20.37)     44,988       1.11      0.11
2000          18.58     (0.05)        9.22           --      (1.86)       --   25.89    51.12     52,445       1.11     (0.29)
1999          14.82     (0.03)        4.30           --      (0.51)       --   18.58    29.34     23,035       1.09     (0.23)
1998          11.87         --        4.93       (0.02)      (1.96)       --   14.82    44.90     14,401       1.06     (0.10)


Class B
2002         $18.61     (0.15)      (4.91)           --          --       --  $13.55  (27.19)%   $12,196       1.85%    (0.99)%
2001          25.74     (0.08)      (5.16)           --      (1.89)       --   18.61  (20.98)     16,231       1.86     (0.66)
2000          18.61     (0.13)        9.12           --      (1.86)       --   25.74   50.03      14,129       1.86     (1.04)
1999 (1)      13.53     (0.04)        5.63           --      (0.51)       --   18.61   41.88+      2,162       1.87*    (1.09)*

Mid-Cap Equity Portfolio
Class A
2002         $13.16     (0.03)      (0.55)           --          --       --  $12.58   (4.41)%    $5,965      1.21%    (0.25)%
2001          17.90     (0.01)      (1.13)           --      (3.60)       --   13.16   (6.62)      4,489      1.21     (0.27)
2000 (2)      15.22     (0.02)        4.74           --      (2.04)       --   17.90    34.04+     1,161      1.23*    (0.31)*

Small-Cap Equity Portfolio
Class A
2002         $16.99     (0.05)        0.82           --          --       --  $17.76     4.53%   $74,576      1.27%    (0.38)%
2001          23.07     (0.02)      (2.01)           --      (4.03)   (0.02)   16.99   (10.09)    65,062      1.25     (0.11)
2000          12.59     (0.05)       15.25           --      (4.72)       --   23.07    126.13    11,292      1.30     (0.49)
1999          11.83     (0.07)        1.16           --      (0.33)       --   12.59      9.66     2,248      1.32     (0.64)
1998           8.53     (0.06)        3.98           --      (0.62)       --   11.83     47.57     1,853      1.21     (0.46)


Class B
2002         $16.97     (0.14)        0.77           --          --       --  $17.60     3.71%      $829      2.01%    (1.20)%
2001(3)       16.80     (0.01)        0.18           --          --       --   16.97     1.01+       125      2.07*    (0.61)*


                                Ratio
                                 of
                              Expenses
                             to Average  Portfolio
                             Net Assets  Turnover
                             (Excluding    Rate
                              Waivers)
--------------------------------------------------------------------------------
Capital Growth Portfolio
Class A
2002                            1.45%    201.73%
2001                            1.46      90.32
2000                            1.46     113.74
1999                            1.44     118.46
1998                            1.37     174.55

Class B
2002                            1.90%    201.73%
2001                            1.91      90.32
2000                            1.91     113.74
1999 (1)                        1.92*    118.46

Mid-Cap Equity Portfolio
Class A
2002                            1.58%    105.88%
2001                            1.57      95.51
2000 (2)                        1.59*     55.90

Small-Cap Equity Portfolio
Class A
2002                            1.58%    266.74%
2001                            1.56     359.60
2000                            1.61     753.31
1999                            1.63     733.14
1998                            1.36     410.72

Class B
2002                             2.03%   266.74%
2001(3)                          2.08*   359.60


August 31, 2002 / PROSPECTUS

                                                         FINANCIAL HIGHLIGHTS 93


For a Share Outstanding Throughout the Year or Period Ended April 30,
                                                                                                                      Ratio of
                                  Realized                                      Net               Net                     Net
            Net Asset    Net         and    Distributions Distributions        Asset             Assets,   Ratio of  Investment
             Value,   Investment Unrealized    from Net      from      Return  Value,             End of    Expenses    Income
            Beginning   Income    Gains or    Investment    Capital      of     End     Total    Period    to Average   (Loss)
            of Period   (Loss)   (Losses) on    Income       Gains    Capital   of    Return(A)   (000)   Net Assets to Average
                                 Investments                                   Period                                 Net Assets
--------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio
Class A
2002          $9.38       0.01      (1.15)       (0.01)          --       --   $8.23  (12.18)%    $7,617      1.49%      0.23%
2001(4)       11.01     (0.02)      (1.06)       (0.03)      (0.52)       --    9.38  (10.24)+     9,976      1.51*     (0.18)*
2000 (5)      17.25     (0.08)      (2.93)           --      (3.23)       --   11.01  (19.09)+    10,815      2.46*     (1.21)*
1999 (6)      15.15     (0.08)        4.21           --      (2.03)       --   17.25     27.95    12,718       2.35     (0.52)
1998 (6)      14.78     (0.11)        2.92           --      (2.44)       --   15.15     19.12    12,223       2.45     (0.62)
1997 (6)      15.18     (0.33)        0.24           --      (0.31)       --   14.78    (0.71)    13,952       2.50     (1.01)

Emerging Markets Equity Portfolio
Class A
2002          $7.98       0.01        0.60       (0.03)          --       --   $8.56     7.68%    $6,406      2.06%      0.16%
2001(4)        9.23     (0.01)      (1.24)           --          --       --    7.98  (13.54)+     7,246      2.16*     (0.25)*
2000 (5)      13.54     (0.20)      (4.11)           --          --       --    9.23  (31.83)+     9,124      1.91*     (0.88)*
1999 (6)       7.96         --        5.58           --          --       --   13.54     70.10    18,059       1.85      0.08
1998 (6)      12.24       0.02      (4.15)       (0.15)          --       --    7.96   (34.18)    14,734       2.50      0.03
1997 (6)      13.66     (0.11)      (1.31)           --          --       --   12.24   (10.40)    32,899       2.50     (0.54)


                                Ratio
                                 of
                              Expenses
                             to Average  Portfolio
                             Net Assets  Turnover
                             (Excluding    Rate
                              Waivers)
--------------------------------------------------------------------------------
International Equity Portfolio
Class A
2002                            2.13%      52.80%
2001(4)                         1.86*      15.09+
2000 (5)                        3.11*     196.30
1999 (6)                         3.34      41.00
1998 (6)                         3.30     109.00
1997 (6)                         3.12      51.00

Emerging Markets Equity Portfolio
Class A
2002                            3.90%    124.31%
2001(4)                         2.61*     29.80+
2000 (5)                        3.80*     63.40
1999 (6)                         4.31     63.00
1998 (6)                         4.09    121.00
1997 (6)                         2.91    120.00

+ Returns are for the period indicated and have not been annualized.
*Annualized.
(A) Total return figures do not include the effect of any front-end or deferred sales load.
(1) Commenced operations on September 14, 1998.
(2) Commenced operations on September 1, 1999.
(3) Commenced Operations on February 20, 2001.
(4) For the six-month period ended April 30.
(5) Periods ended October 31.
(6) Years ended December 31.


PROSPECTUS / August 31, 2002

                                     NOTES

                                     NOTES

                                     NOTES

                                        [LOGO] ARK FUNDS(R)

MORE INFORMATION ABOUT ARK FUNDS

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated August 31, 2002, includes additional information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Portfolio's holdings and contain information from the Portfolio's manager about strategies and recent market conditions and trends and their impact on performance. The reports also contain additional financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-ARK-FUND (1-800-275-3863)

BY MAIL:  Write to us at:

ARK Funds
P.O. Box 8525
Boston, MA 02266-8525

FROM OUR WEBSITE:  www.arkfunds.com

AUTOMATED PRICE, YIELD, AND PERFORMANCE INFORMATION-
24 HOURS A DAY, 7 DAYS A WEEK:  Call 1-800-ARK-FUND (1-800-275-3863)

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

INVESTMENT ADVISOR

Allied Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

INVESTMENT SUBADVISOR
(International Equity Portfolio and Emerging Markets Equity Portfolio)

AIB Investment Managers Limited
Percy Place
Dublin 4 Ireland

Govett Investment Management Limited
Shackleton House
4 Battle Bridge Lane
London, SE1 2HR

DISTRIBUTOR

ARK Funds Distributors, LLC
Two Portland Square
Portland, ME 04101

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, DC 20036

INDEPENDENT AUDITORS

KPMG LLP
99 High Street
Boston, MA 02110

[LOGO] ARK FUNDS(R)

100 E. PRATT STREET, 15TH FLOOR MAIL CODE 104-410
BALTIMORE, MD 21202

We are pleased to send you this Prospectus for Class A and B of ARK Funds. The prospectus contains important information about your investments in ARK Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.

[LOGO GRAPHIC OMITTED]ARK FUNDS(R) CLEAR-CUT STRATEGIES FOR CONFIDENT INVESTING.


        AUGUST 31, 2002   INSTITUTIONAL CLASS PROSPECTUS

                          U.S. TREASURY MONEY MARKET PORTFOLIO
                           U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            MONEY MARKET PORTFOLIO
                             TAX-FREE MONEY MARKET PORTFOLIO
                              PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO
                               SHORT-TERM TREASURY PORTFOLIO
                                SHORT-TERM BOND PORTFOLIO
                                 MARYLAND TAX-FREE PORTFOLIO
                                  PENNSYLVANIA TAX-FREE PORTFOLIO
                                   INTERMEDIATE FIXED INCOME PORTFOLIO
                                    U.S. GOVERNMENT BOND PORTFOLIO
                                     INCOME PORTFOLIO
                                      BALANCED PORTFOLIO
                                       EQUITY INCOME PORTFOLIO
                                        VALUE EQUITY PORTFOLIO
                                         EQUITY INDEX PORTFOLIO
                                          BLUE CHIP EQUITY PORTFOLIO
                                           CAPITAL GROWTH PORTFOLIO
                                            MID-CAP EQUITY PORTFOLIO
                                             SMALL-CAP EQUITY PORTFOLIO
                                              INTERNATIONAL EQUITY PORTFOLIO
                                               EMERGING MARKETS EQUITY PORTFOLIO


                                     MANAGED BY ALLIED INVESTMENT ADVISORS, INC.

                                [LOGO GRAPHIC OMITTED]ARK FUNDS

                                AUGUST 31, 2002   INSTITUTIONAL CLASS PROSPECTUS



INTRODUCTION - INFORMATION
COMMON TO ALL PORTFOLIOS

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help each Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments.

The value of your investment in a Portfolio (other than a money market fund Portfolio) is based on the market value of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

A Portfolio share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

THE U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO, TAX-FREE MONEY MARKET PORTFOLIO AND PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THIS GOAL.

HOW TO READ THIS PROSPECTUS

ARK Funds is a mutual fund family that offers Institutional Class Shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:


CONTENTS
     U.S. TREASURY MONEY MARKET PORTFOLIO...................................2
     U.S. GOVERNMENT MONEY MARKET PORTFOLIO.................................4
     MONEY MARKET PORTFOLIO.................................................6
     TAX-FREE MONEY MARKET PORTFOLIO........................................8
     PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO..........................10
     SHORT-TERM TREASURY PORTFOLIO.........................................12
     SHORT-TERM BOND PORTFOLIO.............................................14
     MARYLAND TAX-FREE PORTFOLIO...........................................16
     PENNSYLVANIA TAX-FREE PORTFOLIO.......................................18
     INTERMEDIATE FIXED INCOME PORTFOLIO...................................20
     U.S. GOVERNMENT BOND PORTFOLIO........................................22
     INCOME PORTFOLIO......................................................24
     BALANCED PORTFOLIO....................................................26
     EQUITY INCOME PORTFOLIO...............................................30
     VALUE EQUITY PORTFOLIO................................................32
     EQUITY INDEX PORTFOLIO................................................34
     BLUE CHIP EQUITY PORTFOLIO............................................36
     CAPITAL GROWTH PORTFOLIO..............................................38
     MID-CAP EQUITY PORTFOLIO..............................................40
     SMALL-CAP EQUITY PORTFOLIO............................................42
     INTERNATIONAL EQUITY PORTFOLIO........................................44
     EMERGING MARKETS EQUITY PORTFOLIO.....................................46
     ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK...........................48
     EACH PORTFOLIO'S OTHER INVESTMENTS....................................51
     INVESTMENT ADVISOR....................................................52
     PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES..................54
     DISTRIBUTION OF PORTFOLIO SHARES......................................56
     DIVIDENDS AND DISTRIBUTIONS...........................................57
     TAXES.................................................................57
     FINANCIAL HIGHLIGHTS..................................................58
     MORE INFORMATION ABOUT ARK FUNDS.......................INSIDE BACK COVER

Investment Advisor:
ALLIED INVESTMENT ADVISORS, INC.

The  Securities  and Exchange  Commission  (SEC) has not approved or disapproved
these  securities  or  passed  upon  the  adequacy  of  this   prospectus.   Any
representation to the contrary is a criminal offense.


                                                    PROSPECTUS / August 31, 2002

2 [LOGO GRAPHIC OMITTED] U.S. TREASURY MONEY MARKET PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP: 040711707
SYMBOL:  AKTXX

INVESTMENT GOAL
MAXIMIZING CURRENT INCOME AND PROVIDING LIQUIDITY AND SECURITY OF PRINCIPAL

INVESTMENT FOCUS
SHORT-TERM U.S. TREASURY SECURITIES

SHARE PRICE VOLATILITY
VERY LOW

PRINCIPAL
INVESTMENT STRATEGY
INVESTING IN U.S. TREASURY OBLIGATIONS

INVESTOR PROFILE
CONSERVATIVE INVESTORS SEEKING CURRENT INCOME THROUGH A LOW-RISK, LIQUID INVESTMENT ]

PRINCIPAL INVESTMENT STRATEGY

The U.S. Treasury Money Market Portfolio seeks its investment goal by investing in U.S. Treasury bills, notes and bonds. Under normal circumstances, the Portfolio invests at least 80% of its net assets in U.S. Treasury obligations.1 The Portfolio limits its investments to U.S. Treasury obligations, which pay interest that is exempt from state and local taxes under Federal law.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for eight calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
           1994 -     3.75%
           1995 -     5.48%
           1996 -     5.00%
           1997 -     5.09%
           1998 -     4.82%
           1999 -     4.41%
           2000 -     5.61%
           2001 -     3.79%
                                  BEST QUARTER          WORST QUARTER
                                     1.45%                  0.58%
                                   (12/31/00)             (12/31/01) ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was 0.74%.


--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY.


August 31, 2002 / PROSPECTUS

                                          U.S. TREASURY MONEY MARKET PORTFOLIO 3



This table compares the portfolio's average annual total returns for the periods ended December 31, 2001, to those of the iMoneyNet, Inc. 100% U.S. Treasury Average.

INSTITUTIONAL CLASS               1 YEAR          5 YEAR        SINCE INCEPTION
------------------------------ ------------- ------------------ ----------------
U.S. TREASURY MONEY
MARKET PORTFOLIO                   3.79%           4.74%             4.61%*

IMONEYNET, INC. 100%
U.S. TREASURY AVERAGE              4.39%           4.46%             4.36%**

 *       Since June 14, 1993.
**       Since May 31, 1993.


PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                        INSTITUTIONAL CLASS
--------------------------------------------------------- ---------------------
     Investment Advisory Fees                                   0.25%
     Distribution and Service (12b-1) Fees                      None
     Other Expenses                                             0.34% (1)
                                                                -----
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                       0.59%
     Fee Waivers and Expense Reimbursements                     0.09%
                                                                -----
TOTAL NET OPERATING EXPENSES                                  0.50% (2)
--------------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.08%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.50% until August 31, 2003.



For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


       1 YEAR             3 YEARS             5 YEARS           10 YEARS
         $51                $180                $320               $729


--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK?THE IMONEYNET, INC. 100% U.S. TREASURY AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN AVERAGE.


                                                    PROSPECTUS / August 31, 2002

4 [Logo Graphic Omitted] U.S. GOVERNMENT MONEY MARKET PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP: 040711608
SYMBOL:  AKGXX


INVESTMENT GOAL
MAXIMIZING CURRENT INCOME AND PROVIDING LIQUIDITY AND SECURITY OF PRINCIPAL

INVESTMENT FOCUS
SHORT-TERM U.S. GOVERNMENT SECURITIES

SHARE PRICE VOLATILITY
 VERY LOW

PRINCIPAL INVESTMENT STRATEGY
 INVESTING IN U.S. GOVERNMENT OBLIGATIONS AND REPURCHASE AGREEMENTS

INVESTOR PROFILE
CONSERVATIVE INVESTORS SEEKING CURRENT INCOME THROUGH A LOW-RISK, LIQUID INVESTMENT ]

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Portfolio seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Portfolio invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.1

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for eight calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
          1994 -       4.13%
          1995 -       5.83%
          1996 -       5.24%
          1997 -       5.39%
          1998 -       5.22%
          1999 -       4.84%
          2000 -       6.10%
          2001 -       3.81%


                                  BEST QUARTER                WORST QUARTER
                                     1.58%                        0.54%
                                   (12/31/00)                   (12/31/01) ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was 0.81%.


--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY.

This table compares the portfolio's average annual total returns for the periods ended December 31, 2001, to those of the iMoneyNet, Inc. Government Institutions Average.

INSTITUTIONAL CLASS                 1 YEAR      5 YEAR      SINCE INCEPTION
--------------------------------- ----------- ------------ -------------------
U.S. GOVERNMENT MONEY
MARKET PORTFOLIO
                                    3.81%        5.07%           4.93%*
IMONEYNET, INC.
GOVERNMENT INSTITUTIONS
AVERAGE                             4.69%        4.83%           4.75%**

 *       Since June 14, 1993.
**       Since May 31, 1993.


PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                  INSTITUTIONAL CLASS
--------------------------------------------------------  ----------------------
     Investment Advisory Fees                                   0.25%
     Distribution and Service (12b-1) Fees                      None
     Other Expenses                                             0.35%(1)
                                                              --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                       0.60%
     Fee Waivers and Expense Reimbursements                     0.17%
                                                              --------
TOTAL NET OPERATING EXPENSES                                    0.43%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.08%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.43% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


          1 YEAR         3 YEARS          5 YEARS         10 YEARS
           $44            $175              $318             $734



--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. GOVERNMENT INSTITUTIONS AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN AVERAGE.


                                                    PROSPECTUS / August 31, 2002

6 [Logo Graphic Omitted] MONEY MARKET PORTFOLIO


[MARGIN CALLOUT:
SUMMARY

CUSIP:  040711400
SYMBOL:  AKMXX


INVESTMENT GOAL
MAXIMIZING CURRENT INCOME AND PROVIDING LIQUIDITY AND
SECURITY OF PRINCIPAL

INVESTMENT FOCUS
SHORT-TERM MONEY MARKET INSTRUMENTS

SHARE PRICE VOLATILITY
VERY LOW

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN HIGH-QUALITY U.S. DOLLAR-DENOMINATED MONEYMARKET SECURITIES

INVESTOR PROFILE
CONSERVATIVE INVESTORS SEEKING CURRENT INCOME THROUGH ALOW-RISK, LIQUID INVESTMENT ]

PRINCIPAL INVESTMENT STRATEGY

The Money Market Portfolio seeks its investment goal by investing primarily in high-quality, short-term U.S. dollar-denominated debt securities issued by corporations, the U.S. government and banks, including U.S. and foreign branches of U.S. banks and U.S. branches of foreign banks. At least 95% of such securities are rated in the highest rating category by two or more nationally recognized statistical rating organizations.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for eight calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
        1994 -      4.26%
        1995 -      5.97%
        1996 -      5.37%
        1997 -      5.53%
        1998 -      5.38%
        1999 -      5.05%
        2000 -      6.25%
        2001 -      4.01%

                                  BEST QUARTER                WORST QUARTER
                                     1.61%                        0.57%
                                   (12/31/00)                   (12/31/01)  ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was 0.88%.



August 31, 2002 / PROSPECTUS

                                                        MONEY MARKET PORTFOLIO 7



This table compares the portfolio's average annual total returns for the periods
ended  December  31,  2001,  to  those  of  the   iMoneyNet,   Inc.  First  Tier
Institutional Average.

INSTITUTIONAL CLASS               1 YEAR            5 YEAR      SINCE INCEPTION
------------------------------ -------------- ---------------- -----------------
MONEY MARKET PORTFOLIO             4.01%            5.24%              5.09%*

IMONEYNET, INC.
FIRST TIER INSTITUTIONAL
AVERAGE                            4.91%            5.04%              4.94%**

 *       Since June 14, 1993.
**       Since May 31, 1993.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                            INSTITUTIONAL CLASS
-------------------------------------------------------- -----------------------
     Investment Advisory Fees                                0.25%
     Distribution and Service (12b-1) Fees                   None
     Other Expenses                                          0.35%(1)
                                                           --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                    0.60%
     Fee Waivers and Expense Reimbursements                  0.19%
                                                           --------
TOTAL NET OPERATING EXPENSES                                 0.41%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.08%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.41% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

   1 YEAR          3 YEARS            5 YEARS             10 YEARS
    $42              $173               $316                $732




--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. FIRST TIER INSTITUTIONAL AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN AVERAGE.

PROSPECTUS / August 31, 2002

8 [Logo Graphic Omitted] TAX-FREE MONEY MARKET PORTFOLIO

[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711509
SYMBOL:  AKXXX


INVESTMENT GOAL
MAXIMIZING CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX
AND PROVIDING LIQUIDITY AND SECURITY OF PRINCIPAL

INVESTMENT FOCUS
SHORT-TERM, HIGH-QUALITY MUNICIPAL MONEY MARKET OBLIGATIONS

SHARE PRICE VOLATILITY
VERY LOW

PRINCIPAL INVESTMENT
STRATEGY
INVESTING IN TAX-EXEMPT MONEY MARKET SECURITIES

INVESTOR PROFILE CONSERVATIVE INVESTORS SEEKING TAX-EXEMPT INCOME THROUGH A LOW-RISK, LIQUID INVESTMENT ]

PRINCIPAL INVESTMENT STRATEGY

The Tax-Free Money Market Portfolio seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Portfolio maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from Federal income tax, including the Federal alternative minimum tax. The Portfolio attempts to invest 100% of its assets in securities exempt from Federal income tax (not including the alternative minimum tax).

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for eight calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
     1994 -      2.74%
     1995 -      3.76%
     1996 -      3.30%
     1997 -      3.46%
     1998 -      3.18%
     1999 -      2.94%
     2000 -      3.78%
     2001 -      2.46%

                                  BEST QUARTER                WORST QUARTER
                                     1.00%                        0.39%
                                   (12/31/00)                   (12/31/01) ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was 0.57%.


August 31, 2002 / PROSPECTUS

                                               TAX-FREE MONEY MARKET PORTFOLIO 9



This table compares the portfolio's average annual total returns for the periods ended December 31, 2001, to those of the iMoneyNet, Inc. Tax-Free Institutional Average.

INSTITUTIONAL CLASS                 1 YEAR       5 YEAR      SINCE INCEPTION
--------------------------------- ----------- ------------- -------------------
TAX-FREE MONEY
MARKET PORTFOLIO                     2.46%        3.16%            3.13%*

IMONEYNET, INC.
TAX-FREE INSTITUTIONAL
AVERAGE                              3.00%        3.06%            3.03%**

 *    Since June 14, 1993.
**    Since May 31, 1993.



PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                               INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
     Investment Advisory Fees                                       0.25%
     Distribution and Service (12b-1) Fees                          None
     Other Expenses                                                 0.36%(1)
                                                                  --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                           0.61%
     Fee Waivers and Expense Reimbursements                         0.22%
                                                                    -----
TOTAL NET OPERATING EXPENSES                                        0.39%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.08%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
     0.39% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


       1 YEAR        3 YEARS        5 YEARS          10 YEARS
        $40           $173            $318              $741





-------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. TAX-FREE INSTITUTIONAL AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN AVERAGE.


PROSPECTUS / August 31, 2002

10 [Logo Graphic Omitted] PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711236
SYMBOL:  ARPXX

INVESTMENT GOAL
MAXIMIZING CURRENT INCOME EXEMPT FROM FEDERAL AND PENNSYLVANIA PERSONAL INCOME TAXES AND PROVIDING LIQUIDITY AND SECURITY OF PRINCIPAL

INVESTMENT FOCUS
SHORT-TERM, HIGH-QUALITY PENNSYLVANIA MUNICIPAL MONEY MARKET OBLIGATIONS

SHARE PRICE VOLATILITY
VERY LOW

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN PENNSYLVANIA TAX-EXEMPT MONEY MARKET SECURITIES

INVESTOR PROFILE
CONSERVATIVE INVESTORS SEEKING INCOME EXEMPT FROM FEDERAL AND PENNSYLVANIA PERSONAL INCOME TAXES THROUGH A LOW-RISK, LIQUID INVESTMENT ]

PRINCIPAL INVESTMENT STRATEGY

The Pennsylvania Tax-Free Money Market Portfolio seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from Federal and Pennsylvania personal income taxes. The Portfolio has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from Federal income tax, including the Federal alternative minimum tax, and Pennsylvania state income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Portfolio's concentration of investments in securities of issuers located in Pennsylvania makes the Portfolio more susceptible to adverse political or economic developments affecting that state. The Portfolio also may be riskier than mutual funds that buy securities of issuers in numerous states.

PERFORMANCE INFORMATION

Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.


August 31, 2002 / PROSPECTUS

                                 PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO 11



PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------
     Investment Advisory Fees                              0.25
     Distribution and Service (12b-1) Fees                 None
     Other Expenses                                        0.51%(1)
                                                         --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                  0.76%
     Fee Waivers and Expense Reimbursements                0.18%
                                                           -----
TOTAL NET OPERATING EXPENSES                               0.58%(2)
--------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.25%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.20%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.58% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

1 YEAR        3 YEARS            5 YEARS         10 YEARS
 $59           $225               $405             $925


                                                    PROSPECTUS / August 31, 2002

12 [Logo Graphic Omitted] SHORT-TERM TREASURY PORTFOLIO



[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711715
SYMBOL:  ASTIX

INVESTMENT GOAL
CURRENT INCOME WITH RELATIVE STABILITY OF PRINCIPAL

INVESTMENT FOCUS
SHORT-TERM U.S. TREASURY SECURITIES

SHARE PRICE VOLATILITY
LOW

PRINCIPAL
INVESTMENT STRATEGY
INVESTING IN SHORT-TERM FIXED INCOME SECURITIES ISSUED DIRECTLY BY THE U.S. TREASURY

INVESTOR PROFILE
INVESTORS SEEKING TO PRESERVE PRINCIPAL AND EARN CURRENT INCOME ]

PRINCIPAL INVESTMENT STRATEGY

The Short-Term Treasury Portfolio seeks its investment goal by investing in U.S. Treasury bills, notes and bonds. The Portfolio's Advisor will select securities that are issued by the U.S. Treasury, which pay interest that is exempt from state and local income taxes. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed income securities issued directly by the U.S. Treasury.1 The Portfolio normally invests in short-term securities, and the Portfolio will typically have a dollar-weighted average maturity of no more than three years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of two comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for five calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
      1997 -     5.95%
      1998 -     6.50%
      1999 -     2.33%
      2000 -     7.14%
      2001 -     7.48%

                                  BEST QUARTER                WORST QUARTER
                                     3.22%                        0.33%
                                   (9/30/01)                    (6/30/99) ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was 2.03%.



--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY.


August 31, 2002 / PROSPECTUS

                                                SHORT-TERM TREASURY PORTFOLIO 13



This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the Lehman Brothers 1-3 Year U.S. Government Bond Index, the Merrill Lynch 1-3 Year Treasury Index, and the Lipper Short U.S. Treasury Funds Objective.

INSTITUTIONAL CLASS                 1 YEAR         5 YEAR      SINCE INCEPTION
-------------------------------- -------------- ------------ -------------------
SHORT-TERM TREASURY
PORTFOLIO
   Return Before Taxes              7.48%          5.86%         5.75%*

   Return After Taxes on
    distributions                   5.58%          3.81%         3.70%*

   Return After Taxes on
    Distributions and  Sale
    of Portfolio Shares             4.53%          3.67%         3.58%*

Lehman Brothers 1-3 Year
U.S. Government Bond
Index                               8.53%          6.64%         6.59%**
   (reflects no deduction for
    fees, expenses or taxes)

Merrill Lynch 1-3 Year
Treasury Index                      8.30%          6.59%         6.72%**
   (reflects no deduction for
    fees, expenses or taxes)

Lipper Short U.S. Treasury
Funds Objective                     5.92%          5.81%         5.88%**
   (reflects no deduction for
    sales charges or taxes)

 *       Since March 20, 1996.
**       Since March 31, 1996.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                            INSTITUTIONAL CLASS
-------------------------------------------------------- -----------------------
     Investment Advisory Fees                                     0.35%
     Distribution and Service (12b-1) Fees                        None
     Other Expenses                                               0.40%(1)
                                                                --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                         0.75%
     Fee Waivers and Expense Reimbursements                       0.08%
                                                                  -----
TOTAL NET OPERATING EXPENSES                                      0.67%(2)

--------------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.06%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
     0.67% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


       1 YEAR           3 YEARS            5 YEARS            10 YEARS
        $68             $232                 $409               $923


-------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX IS A WIDELY RECOGNIZED INDEX OF U.S. GOVERNMENT OBLIGATIONS WITH MATURITIES BETWEEN ONE AND THREE YEARS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT BOND INDEX AND THE LIPPER SHORT U.S. TREASURY FUNDS OBJECTIVE. THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT BOND INDEX IS A WIDELY RECOGNIZED INDEX OF U.S. GOVERNMENT OBLIGATIONS WITH MATURITIES BETWEEN ONE AND THREE YEARS. THE LIPPER SHORT U.S. TREASURY FUNDS OBJECTIVE IS A
COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

14 [Logo Graphic Omitted] SHORT-TERM BOND PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711483
SYMBOL:  MVSTX


INVESTMENT GOAL
CURRENT INCOME

INVESTMENT FOCUS
SHORT-TERM FIXED INCOME SECURITIES

SHARE PRICE VOLATILITY
LOW

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN SHORT-TERM INVESTMENT-GRADE FIXED INCOME SECURITIES OF U.S. ISSUERS

INVESTOR PROFILE
INVESTORS SEEKING CURRENT INCOME WHO ARE WILLING TO ACCEPT THE RISKS OF INVESTING IN FIXED INCOME SECURITIES ]

PRINCIPAL INVESTMENT STRATEGY

The Short-Term Bond Portfolio seeks its investment goal by investing primarily in U.S. corporate and government securities, including mortgage- and asset-backed securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets in bonds.1 The Portfolio's Advisor will select investment-grade securities and unrated securities determined to be of comparable quality. The Portfolio will typically have a dollar-weighted average maturity of no more than three years. However, the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for five calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
        1997 -         5.66%
        1998 -         6.00%
        1999 -         2.96%
        2000 -         6.61%
        2001 -         5.76%

                                  BEST QUARTER                WORST QUARTER
                                     2.67%                        -0.47%
                                   (9/30/98)                    (12/31/01) ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was 1.07%.


--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY.


August 31, 2002 / PROSPECTUS

                                                    SHORT-TERM BOND PORTFOLIO 15

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the Lehman Brothers 1-3 Year U.s. Government Bond Index and the Lipper Short Investment-Grade Debt Funds Objective.

INSTITUTIONAL CLASS                 1 YEAR      5 YEAR         SINCE INCEPTION
---------------------------------- ----------- ----------- --------------------
SHORT-TERM BOND PORTFOLIO
   Return Before Taxes                5.76%      5.39%           5.35%*
   Return After Taxes On
    Distributions                     3.68%      3.20%           3.17%*
   Return After Taxes On
    Distributions and Sale of         3.49%      3.21%           3.19%*
    Portfolio Shares
Lehman Brothers 1-3 Year
U.s. Government Bond
Index                                 8.53%      6.64%           6.59%**
   (reflects no deduction for
    fees, expenses or taxes)
Lipper Short Investment-
Grade Debt Funds
Objective                             6.62%      5.80%           5.96%**
   (reflects no deduction for
    sales charges or taxes)


 * Since April 1, 1996. Performance presented prior to March 23, 1998 reflects the performance of the Marketvest Short-Term Bond Fund shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.
**      Since March 31, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                            INSTITUTIONAL CLASS
----------------------------------------------------- ------------------------
     Investment Advisory Fees                                  0.75%
     Distribution and Service (12b-1) Fees                     None
     Other Expenses                                            0.38%(1)
                                                             --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                      1.13%
     Fee Waivers and Expense Reimbursements                    0.13%
                                                               -----
TOTAL NET OPERATING EXPENSES                                   1.00%(2)
------------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.06%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
     1.00% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


            1 YEAR       3 YEARS         5 YEARS           10 YEARS
             $102           $346           $610            $1,363


--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT BOND INDEX IS A WIDELY RECOGNIZED INDEX OF U.S. GOVERNMENT OBLIGATIONS WITH MATURITIES BETWEEN ONE AND THREE YEARS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LIPPER SHORT INVESTMENT-GRADE DEBT FUNDS OBJECTIVE, WHICH IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

16 [Logo Graphic Omitted] MARYLAND TAX-FREE PORTFOLIO

[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711798
SYMBOL:  ARMTX

INVESTMENT GOAL
CURRENT INCOME EXEMPT FROM FEDERAL AND MARYLAND STATE AND LOCAL INCOME TAXES

INVESTMENT FOCUS
MARYLAND MUNICIPAL SECURITIES

SHARE PRICE VOLATILITY
LOW TO MEDIUM

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN MARYLAND MUNICIPAL SECURITIES

INVESTOR PROFILE INVESTORS SEEKING INCOME EXEMPT FROM FEDERAL AND MARYLAND STATE AND LOCAL INCOME TAXES ]

PRINCIPAL INVESTMENT STRATEGY

The Maryland Tax-Free Portfolio seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from Federal and Maryland state and local income taxes. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. Under normal market conditions, the Portfolio's assets will be invested so that at least 80% of its income will not be subject to Federal income tax, including the Federal alternative minimum tax, and Maryland state income tax. The Portfolio normally invests in investment-grade debt securities with long and intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 7 to 12 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions. The term "investment-grade" refers to debt securities rated BBB or Baa3 or higher by Standard & Poor's ("S&P") or Moody's, respectively.

In selecting securities, the Portfolio's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Portfolio's concentration of investments in securities of issuers located in Maryland subjects the Portfolio to the effects of economic and government policies of Maryland.

The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of two comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.


August 31, 2002 / PROSPECTUS

                                                  MARYLAND TAX-FREE PORTFOLIO 17



This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for five calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
         1997 -        8.12%
         1998 -        5.64%
         1999 -       -3.42%
         2000 -       10.17%
         2001 -        4.73%

                                  BEST QUARTER                WORST QUARTER
                                     4.17%                        -2.08%
                                   (12/31/00)                   (6/30/99)  ]


For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was 4.48%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the Lehman Brothers 10 Year Municipal Bond Index, the Lehman Brothers 7 Year Municipal Bond Index, and the Lipper Other States Intermediate Municipal Debt Funds Objective.

INSTITUTIONAL CLASS                      1 YEAR    5 YEAR      SINCE INCEPTION
----------------------------------- ------------ ------------ ----------------
MARYLAND TAX-FREE PORTFOLIO
   Return Before Taxes                  4.73%       4.94%           4.90%*
   Return After Taxes On
    Distributions                       4.73%       4.86%           4.82%*
   Return After Taxes On
    Distributions and Sale
    of Portfolio Shares                 4.62%       4.86%           4.82%*

Lehman Brothers 10 Year
Municipal Bond Index                    4.62%       5.94%           5.74%**
   (reflects no deduction for
    fees, expenses or taxes)
Lehman Brothers 7 Year
Municipal Bond Index                    5.18%       5.55%           5.39%**
   (reflects no deduction for
    fees, expenses or taxes)
Lipper Other States
Intermediate Municipal
Debt Fund Objectives                    3.12%       4.25%           4.35%**
   (reflects no deduction for
    sales charges or taxes)

 *       Since November 18, 1996.
**       Since November 30, 1996.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                               INSTITUTIONAL CLASS
---------------------------------------------------------- --------------------
     Investment Advisory Fees                                       0.65%
     Distribution and Service (12b-1) Fees                          None
     Other Expenses                                                 0.36%(1)
                                                                  --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                           1.01%
     Fee Waivers and Expense Reimbursements                         0.17%
                                                                  --------
TOTAL NET OPERATING EXPENSES                                        0.84%(2)
-------------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.12%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
     0.84% until August 31, 2003.


For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


1 YEAR          3 YEARS              5 YEARS               10 YEARS
 $86             $305                  $541                 $1,221


--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF LONG-TERM INVESTMENT-GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN EIGHT AND TWELVE YEARS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX AND THE LIPPER OTHER STATES INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE. THE LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF LONG-TERM INVESTMENT-GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN SIX AND EIGHT YEARS. THE LIPPER OTHER STATES INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

18 [Logo Graphic Omitted] PENNSYLVANIA TAX-FREE PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711665
SYMBOL:  MVPMX


INVESTMENT GOAL
CURRENT INCOME EXEMPT FROM FEDERAL AND PENNSYLVANIA STATE INCOME TAXES

INVESTMENT FOCUS
PENNSYLVANIA MUNICIPAL SECURITIES

SHARE PRICE VOLATILITY
LOW TO MEDIUM

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN PENNSYLVANIA MUNICIPAL SECURITIES

INVESTOR PROFILE
INVESTORS SEEKING INCOME EXEMPT FROM FEDERAL AND PENNSYLVANIA STATE INCOME
TAXES ]

PRINCIPAL INVESTMENT STRATEGY

The Pennsylvania Tax-Free Portfolio seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from Federal and Pennsylvania state income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. Under normal market conditions, the Portfolio's assets will be invested so that at least 80% of its income will not be subject to Federal income tax, including the Federal alternative minimum tax, and Pennsylvania state income tax. The Portfolio normally invests in investment-grade debt securities with long and intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 7 to 12 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities, the Portfolio's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Portfolio's concentration of investments in securities of issuers located in Pennsylvania subjects the Portfolio to the effects of economic and government policies of Pennsylvania.

The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of three comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.


August 31, 2002 / PROSPECTUS

                                              PENNSYLVANIA TAX-FREE PORTFOLIO 19



This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for five calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
       1997 -      6.63%
       1998 -      5.24%
       1999 -     -4.63%
       2000 -     10.02%
       2001 -      5.05%

                                  BEST QUARTER                WORST QUARTER
                                     3.94%                        -2.54%
                                   (12/31/00)                   (6/30/99) ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was 4.47%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the Lehman Brothers 10 Year Municipal Bond Index, the Lehman Brothers 7 Year Municipal Bond Index, the Lehman Brothers 5 Year Municipal Bond Index and the Lipper Pennsylvania Intermediate Municipal Debt Funds Objective.

INSTITUTIONAL CLASS                   1 YEAR       5 YEAR      SINCE INCEPTION
----------------------------------- ----------- ------------ ------------------
PENNSYLVANIA TAX-FREE PORTFOLIO
   Return Before Taxes                 5.05%        4.34%           4.46%*
   Return After Taxes On
    Distributions                      5.05%        4.28%           4.40%*
   Return After Taxes On
    Distributions and Sale
    of Portfolio Shares                4.77%        4.32%           4.42%*
Lehman Brothers 10 Year
Municipal Bond Index                   4.62%        5.94%           6.08%**
   (reflects no deduction for
    fees, expenses or taxes)
Lehman Brothers 7 Year
Municipal Bond Index                   5.18%        5.55%           5.65%**
   (reflects no deduction for
    fees, expenses or taxes)
Lehman Brothers 5 Year
Municipal Bond Index                   6.21%        5.35%           5.38%**
   (reflects no deduction for
    fees, expenses or taxes)
Lipper Pennsylvania
Intermediate Municipal
Debt Funds Objective                   3.00%        4.25%           4.73%**
   (reflects no deduction for
    sales charges or taxes)


 * Performance presented prior to March 23, 1998 reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

**   Since March 31, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                              INSTITUTIONAL CLASS
---------------------------------------------------- ----------------------
Investment Advisory Fees                                     0.65%
Distribution and Service (12b-1) Fees                        None
Other Expenses                                               0.35%(1)
                                                           --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                    1.00%
Fee Waivers and Expense Reimbursements                       0.01%
                                                             -----
TOTAL NET OPERATING EXPENSES                                 0.99(2)
---------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.11%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep the total operating expenses from exceeding 0.99% until August 31, 2003.


For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


      1 YEAR            3 YEARS           5 YEARS            10 YEARS
       $101              $317               $551             $1,224


--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF LONG-TERM INVESTMENT-GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN EIGHT AND TWELVE YEARS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX, THE LEHMAN BROTHERS 5 YEAR MUNICIPAL BOND INDEX AND THE LIPPER PENNSYLVANIA INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE. THE LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF LONG-TERM INVESTMENT-GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN SIX AND EIGHT YEARS. THE LEHMAN BROTHERS 5 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF INTERMEDIATE INVESTMENT-GRADE TAX-EXEMPT BONDS. THE LIPPER PENNSYLVANIA INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

20 [Logo Graphic Omitted] INTERMEDIATE FIXED INCOME PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711640
SYMBOL:  ARIFX

INVESTMENT GOAL
CURRENT INCOME

INVESTMENT FOCUS INTERMEDIATE-TERM INVESTMENT-GRADE FIXED INCOME SECURITIES

SHARE PRICE VOLATILITY
LOW TO MEDIUM

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN U.S. INTERMEDIATE-TERM GOVERNMENT AND CORPORATE FIXED INCOME SECURITIES

INVESTOR PROFILE
INVESTORS SEEKING CURRENT INCOME WHO ARE WILLING TO ACCEPT THE RISKS OF INVESTING IN FIXED INCOME SECURITIES ]

PRINCIPAL INVESTMENT STRATEGY

The Intermediate Fixed Income Portfolio seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in fixed income securities.1 The Portfolio's Advisor will select investment-grade fixed income securities and unrated securities determined to be of comparable quality. The Portfolio normally invests in securities with intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 3 to 10 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of two comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.



--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY.


August 31, 2002

                                          INTERMEDIATE FIXED INCOME PORTFOLIO 21




This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for five calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
    1997 -     7.58%
    1998 -     7.63%
    1999 -    -0.57%
    2000 -     8.83%
    2001 -     7.59%

                                  BEST QUARTER                WORST QUARTER
                                     4.67%                        -1.02%
                                   (9/30/98)                    (6/30/99) ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was 2.23%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the Lehman Brothers Intermediate U.s. Government Bond Index, Lehman Brothers Intermediate Government/credit Index, and the Lipper Intermediate Investment-grade Debt Funds Objective.

INSTITUTIONAL CLASS                       1 YEAR      5 YEAR    SINCE INCEPTION
--------------------------------------- ----------- ---------- -----------------
INTERMEDIATE FIXED INCOME PORTFOLIO
   Return Before Taxes                     7.59%       6.16%         5.96%*
   Return After Taxes On
    Distributions                          5.36%       3.76%         3.58%*
   Return After Taxes On
    Distributions and Sale
    of Portfolio Shares                    4.60%       3.73%         3.58%*

Lehman Brothers Intermediate
U.s. Government Bond Index                 8.42%       7.06%        7.06%**
   (reflects no deduction for
    fees, expenses or taxes)
Lehman Brothers Intermediate
Government/Credit Index                    8.96%       7.10%        6.84%**
   (reflects no deduction for
    fees, expenses or taxes)
Lipper Intermediate Investment-
Grade Debt Funds Objective                 6.81%       6.28%        6.15%**
   (reflects no deduction for
    sales charges or taxes)

 *   Since November 18, 1996.
**   Since November 30, 1996.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                INSTITUTIONAL CLASS
------------------------------------------------- ------------------------
     Investment Advisory Fees                              0.60%
     Distribution and Service (12b-1) Fees                 None
     Other Expenses                                        0.37%(1)
                                                         --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                  0.97%
     Fee Waivers and Expense Reimbursements                0.13%
                                                           -----
TOTAL NET OPERATING EXPENSES                               0.84%(2)
--------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.11%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
     0.84% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


  1 YEAR           3 YEARS           5 YEARS           10 YEARS
    $86             $296               $524             $1,178

--------------------------------------------------------------------------------

WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT SECURITIES, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS AND NONCONVERTIBLE CORPORATE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE
(BBB) OR HIGHER, WITH MATURITIES OF ONE TO TEN YEARS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS OBJECTIVE. THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX IS A WIDELY RECOGNIZED INDEX OF U.S. TREASURY SECURITIES AND GOVERNMENT AGENCY SECURITIES WITH MATURITIES RANGING FROM ONE TO TEN YEARS. THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

22 [Logo Graphic Omitted] U.S. GOVERNMENT BOND PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

Cusip:  040711475
SYMBOL:  MVIGX


INVESTMENT GOAL
CURRENT INCOME

INVESTMENT FOCUS
U.S. GOVERNMENT SECURITIES

SHARE PRICE VOLATILITY
LOW TO MEDIUM

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN U.S. GOVERNMENT FIXED INCOME SECURITIES

INVESTOR PROFILE
INVESTORS SEEKING CURRENT INCOME WHO ARE WILLING TO ACCEPT THE RISKS OF INVESTING IN FIXED INCOME SECURITIES ]

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Bond Portfolio seeks its investment goal by investing primarily in fixed income securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in U.S. government debt securities.1 The Portfolio also invests in a range of investment-grade corporate fixed income securities. The Portfolio normally invests in intermediate-term securities, and the Portfolio will typically have a dollar-weighted average maturity of between 3 and 10 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.


--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY.


August 31, 2002

                                               U.S. GOVERNMENT BOND PORTFOLIO 23

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for five calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
         1997 -    6.70%
         1998 -    7.02%
         1999 -   -0.70%
         2000 -    9.17%
         2001 -    6.46%

                                  BEST QUARTER                WORST QUARTER
                                     4.08%                        -1.28%
                                   (12/31/00)                   (3/31/97)  ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was 3.47%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the Lehman Brothers Intermediate Government/credit Index and the Lipper Intermediate U.s. Government Funds Objective.


INSTITUTIONAL CLASS                  1 YEAR      5 YEAR       SINCE INCEPTION
---------------------------------- ---------- -------------- ------------------
U.S. GOVERNMENT BOND
PORTFOLIO
   Return Before Taxes                6.46%      5.68%           5.63%*
   Return After Taxes On
    Distributions                     4.26%      3.29%           3.22%*
   Return After Taxes On
    Distributions and Sale
    of Portfolio Shares               3.91%      3.33%           3.28%*

Lehman Brothers Intermediate
Government/credit Index               8.96%      7.10%          7.03%**
   (reflects no deduction for
    fees, expenses or taxes)
Lipper Intermediate
U.s. Government
Funds Objective                       5.72%      5.98%          6.35%**
   (reflects no deduction for
    sales charges or taxes)

 * Since April 1, 1996. Performance presented prior to March 23, 1998 reflects the performance of the Marketvest Intermediate U.S. Government Bond Fund shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

**   Since March 31, 1996.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                     INSTITUTIONAL CLASS
-------------------------------------------------- ------------------------
     Investment Advisory Fees                              0.75%
     Distribution and Service (12b-1) Fees                 None
     Other Expenses                                        0.35%(1)
                                                         --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                  1.10%
     Fee Waivers and Expense Reimbursements                0.11%
                                                           -----
TOTAL NET OPERATING EXPENSES                               0.99%(2)

----------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.11%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
     0.99% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

           1 YEAR        3 YEARS        5 YEARS          10 YEARS
             $101         $339           $596            $1,330

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT SECURITIES, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS AND NONCONVERTIBLE CORPORATE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE
(BBB) OR HIGHER, WITH MATURITIES OF ONE TO TEN YEARS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS OBJECTIVE, WHICH IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

24 [Logo Graphic Omitted] INCOME PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711301
SYMBOL:  ARKIX


INVESTMENT GOAL
PRIMARILY CURRENT INCOME AND SECONDARILY CAPITAL GROWTH

INVESTMENT FOCUS
INVESTMENT-GRADE FIXED INCOME SECURITIES

SHARE PRICE VOLATILITY
MEDIUM

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN U.S. GOVERNMENT AND CORPORATE FIXED INCOME SECURITIES WITH VARYING MATURITIES

INVESTOR PROFILE
INVESTORS SEEKING PRIMARILY CURRENT INCOME AND SECONDARILY GROWTH OF CAPITAL WHO ARE WILLING TO ACCEPT THE RISKS OF INVESTING IN FIXED INCOME SECURITIES ]

PRINCIPAL INVESTMENT STRATEGY

The Income Portfolio seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities. The Portfolio's Advisor will generally select investment-grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Portfolio's total assets in lower-rated debt securities ("junk bonds"). The dollar-weighted average maturity of the Portfolio's investments will vary depending on market conditions, but will typically be between 5 and 20 years.

In selecting securities for the Portfolio, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Junk bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.



August 31, 2002 / PROSPECTUS

                                                             INCOME PORTFOLIO 25



This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for eight calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
       1994 -     -1.90%
       1995 -     18.00%
       1996 -      2.75%
       1997 -      9.60%
       1998 -      6.76%
       1999 -     -1.79%
       2000 -     10.35%
       2001 -      7.24%

                                  BEST QUARTER                WORST QUARTER
                                     6.67%                       -2.11%
                                   (6/30/95)                    (3/31/96) ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was 3.09%.

This table compares the portfolio's average annual total returns for the periods ended December 31, 2001, to those of the Lehman Brothers U.S. Aggregate Bond Index and the Lipper Corporate A-Rated Debt Funds Objective.

INSTITUTIONAL CLASS                   1 YEAR    5 YEAR   SINCE INCEPTION
---------------------------------------------- --------- -----------------
INCOME PORTFOLIO
   Return Before Taxes                7.24%     6.34%         6.17%*
   Return After Taxes On
    Distributions                     4.92%     3.90%         3.73%*
   Return After Taxes On
    Distributions and  Sale
     of Portfolio Shares              4.41%     3.85%         3.71%*

Lehman Brothers U.S.
Aggregate Bond Index                  8.44%     7.43%        6.81%**
    (reflects no deduction for
     fees, expenses or taxes)
Lipper Corporate A-Rated
Debt Funds Objective                  6.35%     5.96%        6.00%**
   (reflects no deduction for
    sales charges or taxes)

 *       Since July 16, 1993.
**       Since July 31, 1993.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                          INSTITUTIONAL CLASS
------------------------------------------------------- ------------------------
     Investment Advisory Fees                                    0.60%
     Distribution and Service (12b-1) Fees                       None
     Other Expenses                                              0.36%(1)
                                                               --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                        0.96%
     Fee Waivers and Expense Reimbursements                      0.11%
                                                                 -----
TOTAL NET OPERATING EXPENSES                                     0.85%(2)

--------------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.12%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
     0.85% until August 31, 2003.



For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


    1 YEAR           3 YEARS        5 YEARS             10 YEARS
     $87              $295           $520               $1,168




--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA-RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST ONE YEAR. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LIPPER CORPORATE A-RATED DEBT FUNDS OBJECTIVE, WHICH IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

26 [Logo Graphic Omitted] BALANCED PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711202
SYMBOL:  ARGIX


INVESTMENT GOAL
LONG-TERM TOTAL RETURN

INVESTMENT FOCUS
COMMON STOCKS AND FIXED INCOME  SECURITIES

SHARE PRICE VOLATILITY
MEDIUM

PRINCIPAL  INVESTMENT  STRATEGY
INVESTING  IN  STOCKS  AND  BONDS TO  GENERATE  TOTAL  RETURN

INVESTOR  PROFILE
INVESTORS SEEKING TOTAL RETURN BY INVESTING IN A BALANCED PORTFOLIO OF FIXED INCOME AND EQUITY SECURITIES WITH LOWER VOLATILITY THAN AN ALL EQUITY
PORTFOLIO ]

PRINCIPAL INVESTMENT STRATEGY

The Balanced Portfolio seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment-grade fixed income securities. The Portfolio's Advisor will select common stocks of mid-sized and larger companies (companies with a market capitalization of $2 billion or more) that are recognized leaders in their respective markets. In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also purchase investment-grade fixed income securities with varying maturities, including corporate and government securities and mortgage-backed securities. The Advisor will adjust the Portfolio's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Portfolio maintains at least 25% of its total assets in fixed-income senior securities.

In selecting securities for the Portfolio, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Portfolio's fixed income securities may vary depending on market conditions, but will typically be between 5 and 20 years.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio is also subject to the risk that the Advisor's asset allocation decisions will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.


August 31, 2002 / PROSPECTUS

                                                           BALANCED PORTFOLIO 27


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of three comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for eight calendar years.

[EDGAR REPRESENTATION OF BAR CHARTS:
      1994 -     -4.65%
      1995 -     21.92%
      1996 -      8.12%
      1997 -     22.59%
      1998 -     24.83%
      1999 -     22.57%
      2000 -      0.43%
      2001 -     -6.37%

                                  BEST QUARTER                WORST QUARTER
                                     18.32%                       -9.86%
                                   (12/31/98)                   (9/30/01) ]


For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was -10.86%.

This table compares the portfolio's average annual total returns for the periods ended december 31, 2001, to those of the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index, 60/40 Hybrid of the S&P 500 and Lehman Brothers U.S. Aggregate Bond Indices and Lipper Balanced Funds Objective.


INSTITUTIONAL CLASS                     1 YEAR        5 YEAR     SINCE INCEPTION
----------------------------------- -------------- ------------- ---------------
BALANCED PORTFOLIO
   Return Before Taxes                   -6.37%         12.02%        10.79%*
   Return After Taxes on
    Distributions                        -7.17%         9.68%          8.43%*
   Return After Taxes on
    Distributions and Sale
    of Portfolio Shares                  -3.88%         9.02%          7.89%*

S&P 500 Index                           -11.87%        10.70%         13.94%**
    (reflects no deduction for
     fees, expenses or taxes)
Lehman Brothers U.S.
Aggregate Bond Index                      8.44%         7.43%          6.81%**
    (reflects no deduction for
     fees, expenses or taxes)
60/40 Hybrid of the S&P 500
and Lehman Aggregate                     -3.75%         9.39%         11.09%**
Bond Indices
    (reflects no deduction for
     fees, expenses or taxes)
Lipper Balanced
Funds Objective                          -5.60%         7.35%          9.52%**
    (reflects no deduction for
     sales charges or taxes)

 *      Since July 16, 1993.
**      Since July 31, 1993.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE 60/40 HYBRID OF THE S&P 500 INDEX AND LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER BALANCED FUNDS OBJECTIVE. THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA-RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST ONE YEAR. THE 60/40 HYBRID OF THE S&P 500 INDEX AND LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX BENCHMARK IS COMPRISED OF TWO UNMANAGED INDICES, WEIGHTED 60% S&P 500 INDEX AND 40% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX. THE PORTFOLIO USES A BLENDED INDEX BECAUSE IT IS BETTER SUITED TO THE PORTFOLIO'S
STRATEGY. THE LIPPER BALANCED FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

28 BALANCED PORTFOLIO (CONCLUDED)



PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                           INSTITUTIONAL CLASS
---------------------------------------------------- ---------------------------
     Investment Advisory Fees                                 0.65%
     Distribution and Service (12b-1) Fees                    None
     Other Expenses                                         0.36%(1)
                                                            --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                     1.01%
     Fee Waivers and Expense Reimbursements                   0.07%
                                                              -----
TOTAL NET OPERATING EXPENSES                                0.94%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include shareholder service fees of 0.15%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
     0.94% until August 31, 2003.


For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


  1 YEAR             3 YEARS             5 YEARS             10 YEARS
    $96                $315               $551                $1,230


August 31, 2002 / PROSPECTUS

[This page left intentionally blank]

30 [Logo Graphic Omitted] EQUITY INCOME PORTFOLIO



[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711624
SYMBOL:  AREIX

INVESTMENT GOAL
CURRENT INCOME AND GROWTH OF CAPITAL

INVESTMENT FOCUS
DIVIDEND-PAYING U.S. COMMON STOCKS

SHARE PRICE VOLATILITY
MEDIUM TO HIGH

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN STOCKS WHICH HAVE AN ABOVE-AVERAGE DIVIDEND YIELD RELATIVE TO THE BROAD STOCK MARKET

INVESTOR PROFILE
INVESTORS SEEKING CURRENT INCOME AND GROWTH OF CAPITAL WHO CAN TOLERATE THE SHARE PRICE VOLATILITY OF EQUITY INVESTING ]

PRINCIPAL INVESTMENT STRATEGY

The Equity Income Portfolio seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Portfolio's net assets will be invested in dividend-paying equity securities.1 The Portfolio may, to a limited extent, purchase convertible and preferred stocks and investment-grade fixed income securities. The Portfolio's Advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

In selecting securities for the Portfolio, the Advisor purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for five calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
   1997 -       32.28%
   1998 -        8.62%
   1999 -        2.57%
   2000 -       13.66%
   2001 -      -10.35%

                                  BEST QUARTER                WORST QUARTER
                                     12.41%                      -10.41%
                                   (6/30/97)                    (9/30/99) ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was -5.15%.



--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY.


August 31, 2002 / PROSPECTUS

                                                      EQUITY INCOME PORTFOLIO 31


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the S&P 500 Index and the Lipper Equity Income Funds Classification.


INSTITUTIONAL CLASS                    1 YEAR        5 YEAR      SINCE INCEPTION
------------------------------------ ------------ ------------- ----------------
EQUITY INCOME PORTFOLIO
   Return Before Taxes                 -10.35%       8.48%           8.46%*
   Return After Taxes On
    Distributions                      -11.04%       6.12%           6.14%*
   Return After Taxes On
    Distributions and Sale
    of Portfolio Shares                -6.21%        6.21%           6.20%*

S&P 500 Index                         -11.87%       10.70%          10.08%**
    (reflects no deduction for
     fees, expenses or taxes)
Lipper Equity Income
Funds  Classification                  -6.72%        8.03%           8.15%**
   (reflects no deduction
    for sales charges or taxes)

 *       Since November 18, 1996.
**       Since November 30, 1996.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                               INSTITUTIONAL CLASS
------------------------------------------------------- ------------------------
     Investment Advisory Fees                                    0.70%
     Distribution and Service (12b-1) Fees                        None
     Other Expenses                                              0.38%(1)
                                                               --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                        1.08%
     Fee Waivers and Expense Reimbursements                      0.06%
                                                                 -----
TOTAL NET OPERATING EXPENSES                                     1.02%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include shareholder service fees of 0.15%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
     1.02% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


     1 YEAR            3 YEARS           5 YEARS           10 YEARS
      $104              $338              $590             $1,312

-------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LIPPER EQUITY INCOME FUNDS CLASSIFICATION, WHICH IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

32 [Logo Graphic Omitted] VALUE EQUITY PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711533
SYMBOL:  MVEFX

INVESTMENT GOAL
GROWTH OF PRINCIPAL

INVESTMENT FOCUS
U.S. COMMON STOCKS

SHARE PRICE VOLATILITY
MEDIUM TO HIGH

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN UNDERVALUED STOCKS OF U.S. COMPANIES

INVESTOR PROFILE
INVESTORS SEEKING LONG-TERM GROWTH OF PRINCIPAL WHO CAN TOLERATE THE SHARE PRICE VOLATILITY OF EQUITY INVESTING ]

PRINCIPAL INVESTMENT STRATEGY

The Value Equity Portfolio seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets in equity securities.1 The Portfolio's Advisor purchases stocks whose prices appear low when compared to measures such as present and/or future earnings and cash flows, as well as other out-of-favor stocks that the Advisor believes are undervalued by the market.

In selecting investments for the Portfolio, the Advisor emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Advisor will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The Advisor's investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of two comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for five calendar years.\

[EDGAR REPRESENTATION OF BAR CHART:
      1997-      29.40%
      1998-      19.63%
      1999-      11.86%
      2000-      -1.28%
      2001-      -5.54%

                                  BEST QUARTER                WORST QUARTER
                                     18.89%                      -10.63%
                                   (12/31/98)                   (9/30/98) ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was -14.35%.



--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY.


August 31, 2002 / PROSPECTUS

                                                       VALUE EQUITY PORTFOLIO 33


This table compares the portfolio's average annual total returns for the periods ended December 31, 2001, to those of the S&P 500 Index, the S&P 500/Barra Value Index and the Lipper Large-Cap Value Funds Classification.


INSTITUTIONAL CLASS                      1 YEAR       5 YEAR     SINCE INCEPTION
-------------------------------------- ----------- ------------- ---------------
VALUE EQUITY PORTFOLIO
   Return Before Taxes                   -5.54%       10.06%         11.34%*
   Return After Taxes On
    Distributions                        -7.06%        6.84%          8.30%*
   Return After Taxes On
    Distributions and Sale
    of  Portfolio Shares                 -2.10%        7.48%          8.58%*

S&P 500 Index                           -11.87%       10.70%         12.21%**
    (reflects no deduction for
     fees, expenses or taxes)
S&P 500/Barra Value Index               -11.69%        9.50%         10.43%**
    (reflects no deduction for
     fees, expenses or taxes)
Lipper Large-cap Value
Funds Classification                     -7.64%        8.32%         10.10%**
   (reflects no deduction for
    sales charges or taxes)

 * Since April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

**   Since March 31, 1996.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                          INSTITUTIONAL CLASS
----------------------------------------------------- -------------------------
     Investment Advisory Fees                                  1.00%
     Distribution and Service (12b-1) Fees                     None
     Other Expenses                                            0.35%(1)
                                                             --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                      1.35%
     Fee Waivers and Expense Reimbursements                    0.12%
                                                               -----
TOTAL NET OPERATING EXPENSES                                   1.23%(2)
-------------------------------------------------------------------------------

(1)  Other Expenses include shareholder service fees of 0.15%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
     1.23% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


   1 YEAR              3 YEARS               5 YEARS             10 YEARS
    $125                $416                  $728                $1,613

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE S&P 500/BARRA VALUE INDEX AND THE LIPPER LARGE-CAP VALUE FUNDS CLASSIFICATION. THE S&P 500/BARRA VALUE INDEX IS A WIDELY RECOGNIZED INDEX OF THE STOCKS IN THE S&P 500 INDEX THAT HAVE LOWER PRICE-TO-BOOK RATIOS. THE LIPPER LARGE-CAP VALUE FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

34 [Logo Graphic Omitted] EQUITY INDEX PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711558
SYMBOL:  ARKEX

INVESTMENT GOAL
INVESTMENT RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE STANDARD & POOR'S 500 INDEX (S&P 500)

INVESTMENT FOCUS
U.S. COMMON STOCKS

SHARE PRICE VOLATILITY
MEDIUM TO HIGH

PRINCIPAL INVESTMENT STRATEGY
ATTEMPTS TO REPLICATE THE PERFORMANCE OF THE S&P 500

INVESTOR PROFILE
INVESTORS SEEKING GROWTH OF CAPITAL WHO CAN TOLERATE THE SHARE PRICE VOLATILITY OF EQUITY INVESTING ]

PRINCIPAL INVESTMENT STRATEGY

The Equity Index Portfolio seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500.1 The Portfolio is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Portfolio will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

The Portfolio may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Portfolio will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Although the Portfolio will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Portfolio's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Portfolio.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The Advisor may not be able to match the performance of the Portfolio's benchmark.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows the performance of the Portfolio's Institutional Class Shares for each year for four calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
       1998 -        29.34%
       1999 -        21.08%
       2000 -        -8.50%
       2001 -       -12.06%

                                  BEST QUARTER                WORST QUARTER
                                     21.27%                      -14.56%
                                   (12/31/98)                   (9/30/01)  ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was -12.91%.


--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY.


August 31, 2002 / PROSPECTUS

                                                       EQUITY INDEX PORTFOLIO 35


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the S&P 500 INdex and the Lipper S&P 500 Index Objective Funds Average.

INSTITUTIONAL CLASS                     1 YEAR      SINCE INCEPTION
----------------------------------- --------------- ----------------
EQUITY INDEX PORTFOLIO

   Return Before Taxes                  -12.06%          5.94%*
   Return After Taxes on
    Distributions                       -12.45%          4.25%*
   Return After Taxes on
    Distributions and Sale
    of Portfolio Shares                  -7.35%          4.61%*

S&P 500 Index                           -11.87%          5.82%**
    (reflects no deduction for
     fees, expenses or taxes)
Lipper S&P 500 Index
Objective Funds Average                 -13.11%          5.48%**
   (reflects no deduction for
    sales charges or taxes)

 *       Since October 1, 1997.
**       Since September 30, 1997.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                               INSTITUTIONAL CLASS
---------------------------------------------------------- --------------------
     Investment Advisory Fees                                  0.20%
     Distribution and Service (12b-1) Fees                     None
     Other Expenses                                            0.39%(1)
                                                               --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                      0.59%
     Fee Waivers and Expense Reimbursements                    0.31%
                                                               --------
TOTAL NET OPERATING EXPENSES                                   0.28%(2)
-------------------------------------------------------------------------------

(1) Other Expenses include shareholder service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
     0.28% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


   1 YEAR             3 YEARS             5 YEARS             10 YEARS
     $29               $158                $298                 $708

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LIPPER S&P 500 INDEX OBJECTIVE FUNDS AVERAGE, WHICH IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

36 [Logo Graphic Omitted] BLUE CHIP EQUITY PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711681
SYMBOL:  ARBIX

INVESTMENT GOAL
LONG-TERM CAPITAL APPRECIATION

INVESTMENT FOCUS
LARGE CAPITALIZATION U.S. COMMON STOCKS

SHARE PRICE VOLATILITY
MEDIUM TO HIGH

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN STOCKS OF ESTABLISHED LARGE CAPITALIZATION COMPANIES

INVESTOR PROFILE
INVESTORS SEEKING CAPITAL APPRECIATION WHO CAN TOLERATE THE SHARE PRICE VOLATILITY OF EQUITY INVESTING ]

PRINCIPAL INVESTMENT STRATEGY

The Blue Chip Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of established large capitalization U.S. companies. Under normal circumstances, at least 80% of the value of the Portfolio's net assets will be invested in equity securities of blue chip companies.1 The Advisor defines blue chip companies as companies with operating histories of ten years or more and market capitalizations in excess of $5 billion. In addition, the Advisor generally purchases stocks of companies that are recognized leaders in their respective markets. The Portfolio also may, to a limited extent, purchase stocks of rapidly growing companies in developing industries, convertible and preferred stocks, and investment-grade fixed income securities.

In selecting investments for the Portfolio, the Advisor will purchase securities of large companies with strong balance sheets and prospects for above-average growth. The Advisor will also purchase securities of issuers based on their current financial strength and their market valuations relative to their competitors.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for five calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
       1997-       32.98%
       1998-       26.54%
       1999-       26.26%
       2000-       -4.25%
       2001-      -14.30%

                                  BEST QUARTER                WORST QUARTER
                                     21.68%                      -14.75%
                                   (12/31/98)                   (9/30/01) ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was -19.86%.


--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY.


August 31, 2002 / PROSPECTUS

                                                   BLUE CHIP EQUITY PORTFOLIO 37


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the S&P 500 Index and the Lipper Large-Cap Core Funds Classification.


INSTITUTIONAL CLASS                     1 YEAR       5 YEAR      SINCE INCEPTION
----------------------------------- ------------- -------------- ---------------
BLUE CHIP EQUITY PORTFOLIO
   Return Before Taxes                 -14.30%       11.76%          12.81%*
   Return After Taxes On
    Distributions                      -14.39%       11.13%          12.16%*
   Return After Taxes On
    Distributions and Sale
    of Portfolio Shares                 -8.71%        9.59%          10.52%*

S&P 500 Index                          -11.87%       10.70%          12.21%**
   (reflects no deduction for
    fees, expenses or taxes)
Lipper Large-Cap Core
Funds Classification                   -15.39%        7.92%          9.61%**
   (reflects no deduction for
    sales charges or taxes)

 *     Since April 1, 1996.
**     Since March 31, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                          INSTITUTIONAL CLASS
------------------------------------------------------ ------------------------
     Investment Advisory Fees                                   0.70%
     Distribution and Service (12b-1) Fees                      None
     Other Expenses                                             0.35%(1)
                                                              --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                       1.05%
     Fee Waivers and Expense Reimbursements                     0.06%
                                                                -----
TOTAL NET OPERATING EXPENSES                                    0.99%(2)

--------------------------------------------------------------------------------
(1)  Other Expenses include shareholder service fees of 0.15%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.99% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

    1 YEAR              3 YEARS             5 YEARS               10 YEARS
     $101                $328                 $574                 $1,277

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LIPPER LARGE-CAP CORE FUNDS CLASSIFICATION, WHICH IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

38 [Logo Graphic Omitted] CAPITAL GROWTH PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711103
SYMBOL:  ARCGX

INVESTMENT GOAL
LONG-TERM CAPITAL APPRECIATION

INVESTMENT FOCUS
U.S. COMMON STOCKS OF VARIOUS MARKET CAPITALIZATIONS

SHARE PRICE VOLATILITY
MEDIUM TO HIGH

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN STOCKS THAT OFFER ABOVE-AVERAGE GROWTH POTENTIAL

INVESTOR PROFILE
INVESTORS SEEKING CAPITAL APPRECIATION WHO CAN TOLERATE THE SHARE PRICE VOLATILITY OF EQUITY INVESTING ]

PRINCIPAL INVESTMENT STRATEGY

The Capital Growth Portfolio seeks its investment goal by investing primarily in common stocks and securities convertible into common stocks. The Portfolio's Advisor will build a broadly diversified portfolio of stocks with above-average capital growth potential.

In selecting securities for the Portfolio, the Advisor purchases securities of well-known, established companies and small- and mid-size companies (companies with market capitalizations of $8 billion or less). In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.


August 31, 2002 / PROSPECTUS

                                                     CAPITAL GROWTH PORTFOLIO 39


This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for eight calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
    1994-          -9.88%
    1995-          23.27%
    1996-          17.82%
    1997-          29.33%
    1998-          41.21%
    1999-          46.47%
    2000-          -5.07%
    2001-         -20.12%

                                  BEST QUARTER                WORST QUARTER
                                     35.07%                      -22.79%
                                   (12/31/98)                   (9/30/01)  ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was -25.61%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the S&P 500 Index, the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Classification.

INSTITUTIONAL CLASS                      1 YEAR        5 YEAR   SINCE INCEPTION
----------------------------------- ---------------- --------- ----------------
CAPITAL GROWTH PORTFOLIO
   Return Before Taxes                   -20.12%       15.20%       13.41%*
   Return After Taxes On
    Distributions                        -20.12%       12.84%       10.92%*
   Return After Taxes On
    Distributions and Sale
    of Portfolio Shares                  -12.25%       11.83%       10.15%*

S&P 500 Index                            -11.87%       10.70%       13.94%**
    (reflects no deduction for
     fees, expenses or taxes)
Russell 1000 Growth Index                -20.42%        8.27%       12.72%*
    (reflects no deduction for
     fees, expenses or taxes)
Lipper Large-Cap Growth
Funds  Classification                    -23.83%        7.90%       11.29%**
    (reflects no deduction for
     sales charges or taxes)

 *       Since July 16, 1993.
**       Since July 31, 1993.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                              INSTITUTIONAL CLASS
--------------------------------------------------------- ----------------------
     Investment Advisory Fees                                      0.70%
     Distribution and Service (12b-1) Fees                         None
     Other Expenses                                                0.35%(1)
                                                                 --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                          1.05%
     Fee Waivers and Expense Reimbursements                        0.02%
                                                                 -------
TOTAL NET OPERATING EXPENSES                                       1.03%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include shareholder service fees of 0.15%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.03% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

   1 YEAR           3 YEARS            5 YEARS            10 YEARS
    $105             $332               $577              $1,281

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE RUSSELL 1000 GROWTH INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS CLASSIFICATION. THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE LIPPER LARGE-CAP GROWTH FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

40 [Logo Graphic Omitted] MID-CAP EQUITY PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711590
Symbol:  ARMEX

INVESTMENT GOAL
LONG-TERM CAPITAL APPRECIATION

INVESTMENT FOCUS
MEDIUM CAPITALIZATION U.S. COMMON STOCKS

SHARE PRICE VOLATILITY
HIGH

PRINCIPAL INVESTMENT STRATEGY I
NVESTING IN STOCKS OF MID-SIZED COMPANIES THAT HAVE SIGNIFICANT GROWTH POTENTIAL

INVESTOR PROFILE
INVESTORS SEEKING GROWTH OF CAPITAL WHO CAN TOLERATE THE SHARE PRICE VOLATILITY OF MID-CAP EQUITY INVESTING ]

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of mid-cap companies.1 The Advisor defines mid-cap companies as those whose market capitalization is similar to that of companies in the S&P MidCap 400 Index. The Portfolio's Advisor chooses stocks of mid-cap companies that have significant growth potential.

In selecting securities for the Portfolio, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Advisor also looks for medium-sized companies with relatively low or unrecognized market valuations.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for five calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
    1997 -      31.39%
    1998 -      22.07%
    1999 -      23.70%
    2000 -       9.17%
    2001 -      -6.90%

                                  BEST QUARTER                WORST QUARTER
                                     30.57%                      -15.35%
                                   (12/31/98)                   (9/30/98)  ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was -9.85%.

--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY


August 31, 2002 / PROSPECTUS

                                                     MID-CAP EQUITY PORTFOLIO 41


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the S&P Midcap 400 Index and the Lipper Mid-cap Growth Funds Classification.


INSTITUTIONAL CLASS                    1 YEAR        5 YEAR     SINCE INCEPTION
------------------------------------ ------------- ----------- -----------------
MID-CAP EQUITY PORTFOLIO
   Return Before Taxes                 -6.90%        15.06%         14.86%*
   Return After Taxes On
    Distributions                      -6.90%        12.47%         12.33%*
   Return After Taxes On
    Distributions and Sale
    of Portfolio Shares                -4.20%        11.91%         11.77%*

S&P Midcap 400 Index                   -0.60%        16.10%         16.01%**
    (reflects no deduction for
     fees, expenses or taxes)
LIpper Mid-Cap Growth
Funds Classification                  -22.29%       7.92%            7.41%**
    (reflects no deduction for
     sales charges or taxes)

 *       Since November 18, 1996.
**       Since November 30, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                 INSTITUTIONAL CLASS
------------------------------------------------------- ------------------------
      Investment Advisory Fees                                   0.80%
      Distribution and Service (12b-1) Fees                      None
      Other Expenses                                             0.38%(1)
                                                               --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                        1.18%
     Fee Waivers and Expense Reimbursements                      0.05%
                                                                 -----
TOTAL NET OPERATING EXPENSES                                     1.13%(2)

--------------------------------------------------------------------------------
(1)  Other Expenses include shareholder service fees of 0.15%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding
     1.03% until August 31, 2003.


For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


      1 YEAR            3 YEARS          5 YEARS           10 YEARS
       $115              $370              $644            $1,427

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P MIDCAP 400 INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 400 MEDIUM CAPITALIZATION STOCKS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LIPPER MID-CAP GROWTH FUNDS CLASSIFICATION, WHICH IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


PROSPECTUS / August 31, 2002

42 [Logo Graphic Omitted] SMALL-CAP EQUITY PORTFOLIO


[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711814
SYMBOL:  ARPEX

INVESTMENT GOAL
LONG-TERM CAPITAL APPRECIATION

INVESTMENT FOCUS
COMMON STOCK OF SMALL-CAPITALIZATION U.S. ISSUERS

SHARE PRICE VOLATILITY
HIGH

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN STOCKS OF SMALLER COMPANIES WITH LONG-TERM EARNINGS GROWTH
POTENTIAL

INVESTOR PROFILE
INVESTORS SEEKING LONG-TERM CAPITAL APPRECIATION WHO CAN TOLERATE THE SHARE PRICE VOLATILITY OF SMALL-CAP EQUITY INVESTING ]

PRINCIPAL INVESTMENT STRATEGY

The Small-Cap Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of small-cap companies.1 The Advisor defines small-cap companies as companies with a market capitalization of $2 billion or less. The Portfolio's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Portfolio may also invest a limited percentage of its assets in foreign securities and fixed income securities.

In selecting investments for the Portfolio, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Advisor may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of two comparable market indices. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY


August 31, 2002 / PROSPECTUS

                                                   SMALL-CAP EQUITY PORTFOLIO 43


This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for six calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
     1996-      14.82%
     1997-       5.55%
     1998-      19.31%
     1999-     150.08%
     2000-      -7.34%
     2001-      -5.81%

                                  BEST QUARTER                WORST QUARTER
                                     82.09%                      -18.56%
                                   (12/31/99)                   (9/30/98) ]


For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was -4.61%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the Russell 2000 Growth Index, the Russell 2000 Index and the Lipper Small-cap Growth Funds Classification.

INSTITUTIONAL CLASS                      1 YEAR        5 YEAR    SINCE INCEPTION
------------------------------------- -------------- ----------- ---------------
SMALL-CAP EQUITY PORTFOLIO
   Return Before Taxes                   -5.81%        22.41%        22.47%*
   Return After Taxes On
    Distributions                        -5.82%        17.92%        17.08%*
   Return After Taxes On
    Distributions and  Sale
    of  Portfolio Shares                 -3.54%        16.58%        16.03%*

Russell 2000 Growth Index                -9.23%         2.87%         5.86%**
   (reflects no deduction for
    fees, expenses or taxes)
Russell 2000 Index                        2.49%         7.52%        10.19%**
   (reflects no deduction for
    fees, expenses or taxes)
Lipper Small-cap Growth
Funds Classification                     -12.37%        8.25%        10.83%**
   (reflects no deduction for
    sales charges or taxes)

*       Since July 13, 1995.
**       Since June 30, 1995.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                  INSTITUTIONAL CLASS
-------------------------------------------------------- -----------------------
     Investment Advisory Fees                                     0.80%
     Distribution and Service (12b-1) Fees                        None
     Other Expenses                                             0.38%(1)
                                                                --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                       1.18%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include shareholder service fees of 0.15%.

(2) The Advisor is voluntarily waiving fees or reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the voluntary waivers and expense reimbursements, the Portfolio's actual total operating expenses were 1.17%.


For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

     1 YEAR           3 YEARS            5 YEARS             10 YEARS
      $120             $375               $649                $1,432

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE RUSSELL 2000 GROWTH INDEX IS A WIDELY RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET
CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF U.S. COMPANIES WITH HIGH GROWTH RATES AND PRICE-TO-BOOK RATIOS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE RUSSELL 2000 INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS CLASSIFICATION. THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED, CAPITALIZATION-WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE LIPPER SMALL-CAP GROWTH FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

44 [Logo Graphic Omitted] INTERNATIONAL EQUITY PORTFOLIO

[MARGIN CALLOUT:

SUMMARY

CUSIP:  040711517
SYMBOL:  MVIEX


INVESTMENT GOAL
LONG-TERM CAPITAL APPRECIATION

INVESTMENT FOCUS
EQUITY SECURITIES OF NON-U.S. ISSUERS

SHARE PRICE VOLATILITY
HIGH

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN EQUITY SECURITIES OF ISSUERS LOCATED IN COUNTRIES OTHER THAN THE
U.S.

INVESTOR PROFILE
INVESTORS SEEKING CAPITAL APPRECIATION WHO WANT TO DIVERSIFY THEIR PORTFOLIO BY INVESTING OVERSEAS AND WHO CAN TOLERATE THE RISKS OF INTERNATIONAL INVESTING ]

PRINCIPAL INVESTMENT STRATEGY

The International Equity Portfolio seeks its investment goal by investing primarily in equity securities of companies located throughout the world. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities.1 The Portfolio invests in issuers located in at least three countries other than the United States. The Portfolio invests in issuers located in any country other than the United States and may invest in issuers of any size.

The Portfolio's Subadvisor applies a blend of "top-down" and "bottom-up" decision making in selecting portfolio investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

The  following  bar chart shows changes in the  performance  of the  Portfolio's
Institutional Class Shares for each year for nine calendar years. Performance results before August 12, 2000 are for the Class A Shares of the Govett International Equity FUND, which commenced operations on January 7, 1992 and was reorganized into the Portfolio on August 12, 2000. In the bar chart, performance results before that date reflect the total annual operating expenses applicable to Class A Shares of the Govett fund. The performance results have been adjusted for the effect of the Govett fund's reorganization.

--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY


August 31, 2002 / PROSPECTUS

                                               INTERNATIONAL EQUITY PORTFOLIO 45


[EDGAR REPRESENTATION OF BAR CHART:
      1993-         54.43%
      1994-         -8.42%
      1995-         10.97%
      1996-         12.20%
      1997-         -0.76%
      1998-         19.29%
      1999-         28.27%
      2000-        -20.92%
      2001-        -18.70%

                                  BEST QUARTER                WORST QUARTER
                                     18.80%                      -15.11%
                                   (12/31/98)                   (9/30/01) ]

For the period January 1, 2002 to June 30, 2002, the Portfolio's Institutional Class total return was -5.33%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2001, to those of the Morgan Stanley Capital International Europe Australia Far East Index (MSCI EAFE Index) and the Lipper International Funds Objective.

INSTITUTIONAL CLASS                       1 YEAR      5 YEAR    SINCE INCEPTION
-------------------------------------- ----------- ----------- -----------------
INTERNATIONAL EQUITY PORTFOLIO
  Return Before Taxes                   -18.70%      -0.48%        5.01%*
  Return After Taxes On
   Distributions                        -18.76%      -2.95%        2.30%*
  Return After Taxes On
   Distributions and Sale
   of Portfolio Shares                  -11.39%      -0.17%        3.59%*

MSCI EAFE Index                         -21.44%       0.89%        4.46%**
  (reflects no deduction for
   fees, expenses or taxes)
Lipper International Funds
Objective                               -22.43%       1.74%        6.29%**
  (reflects no deduction for
   sales charges or taxes)

* Since January 7, 1992. Performance presented prior to August 12, 2000 reflects the performance of the Class A Shares of Govett International Equity Fund, which were offered beginning January 7, 1992. The assets of the Govett fund were reorganized into the Portfolio on August 12, 2000. There was no sales charge applicable to Class A Shares of the Govett fund. Performance results have not been adjusted for the sales charge applicable to Class A Shares of the Portfolio.
**     Since December 31, 1991.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                    INSTITUTIONAL CLASS
------------------------------------------------------------- ------------------
    Investment Advisory Fees                                         1.00%
    Distribution and Service (12b-1) Fees                            None
    Other Expenses                                                   0.73%(1)
                                                                   --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                            1.73%
    Fee Waivers and Expense Reimbursements                           0.16%
                                                                     -----
TOTAL NET OPERATING EXPENSES                                         1.57%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include shareholder service fees of 0.15%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.57% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

    1 YEAR              3 YEARS               5 YEARS           10 YEARS
    $160                  $529                  $924             $2,028

-------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE MSCI EAFE INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE GENERAL PERFORMANCE OF THE INTERNATIONAL EQUITY MARKETS, WITHOUT CONSIDERATION OF EMERGING MARKETS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LIPPER INTERNATIONAL FUNDS OBJECTIVE, WHICH IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


                                                    PROSPECTUS / August 31, 2002

46 [Logo Graphic Omitted] EMERGING MARKETS EQUITY PORTFOLIO

[MARGIN CALLOUT:

SUMMARY

INVESTMENT GOAL
LONG-TERM CAPITAL APPRECIATION

INVESTMENT FOCUS
EQUITY SECURITIES LOCATED IN EMERGING MARKET COUNTRIES

SHARE PRICE VOLATILITY
HIGH

PRINCIPAL INVESTMENT STRATEGY
INVESTING IN EQUITY SECURITIES OF ISSUERS LOCATED IN EMERGING OR DEVELOPING MARKET COUNTRIES THROUGHOUT THE WORLD

INVESTOR PROFILE
INVESTORS SEEKING LONG-TERM CAPITAL APPRECIATION WHO WANT TO DIVERSIFY THEIR PORTFOLIO BY INVESTING OVERSEAS AND WHO CAN TOLERATE THE RISKS OF INVESTING IN EMERGING MARKET COUNTRIES ]

PRINCIPAL INVESTMENT STRATEGY

The Emerging Markets Equity Portfolio seeks its investment goal by investing primarily in equity securities of issuers located in emerging market countries. Under normal circumstances, at least 80% of the Portfolio's net assets will be invested in equity securities.1 The Portfolio invests in issuers located in at least three emerging market countries. The Portfolio's Subadvisor uses the World Bank's classification system to determine the potential universe of emerging market countries. The classification system used by the World Bank, a non-governmental organization headquartered in Washington, D.C., comprised of representatives from 183 countries, covers 207 nations and non-sovereign entities that are recognized by the United Nations.

The Subadvisor applies a blend of "top-down" and "bottom-up" decision making in selecting portfolio investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio by showing how returns can differ from year to year and by comparing the Portfolio's performance with that of a comparable market index. Of course, the Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for nine calendar years. The Portfolio's Institutional Class has not commenced operations. In the bar chart, performance results reflect the total annual operating expenses applicable to Class A Shares. Institutional Class Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that the Classes do not have the same expenses. Performance results before August 12, 2000 are for the Class A Shares of the Govett Emerging Markets Equity Fund, which commenced operations on January 7, 1992 and was reorganized into the Portfolio on August 12, 2000. The performance results before that date reflect the total annual operating expenses applicable to Class A Shares of the Govett fund.

--------------------------------------------------------------------------------
1 THE PORTFOLIO WILL PROVIDE SHAREHOLDERS WITH AT LEAST 60 DAYS PRIOR WRITTEN NOTICE OF ANY CHANGE IN THIS POLICY


August 31, 2002 / PROSPECTUS

                                            EMERGING MARKETS EQUITY PORTFOLIO 47


[EDGAR REPRESENTATION OF BAR CHART:
     1993-         79.73%
     1994-        -12.70%
     1995-         -7.84%
     1996-         12.08%
     1997-        -10.40%
     1998-        -34.18%
     1999-         70.10%
     2000-        -37.22%
     2001-         -7.29%

                                  BEST QUARTER                WORST QUARTER
                                     35.00%                      -24.90%
                                   (12/31/99)                   (9/30/98) ]

For the period January 1, 2002 to June 30, 2002 the Portfolio's Class A total return was -1.27%.

This table compares the Portfolio's Class A Shares average annual total returns for the periods ended December 31, 2001, to those of the Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) and the Lipper Emerging Markets Funds Objective.


CLASS A                              1 YEAR        5 YEAR       SINCE INCEPTION
--------------------------------- ------------- -------------- -----------------
EMERGING MARKETS EQUITY
PORTFOLIO
  Return Before Taxes                 -11.65%        -11.07%        -0.34%*
  Return After Taxes On
   Distributions                      -11.79%        -11.18%        -1.29%*
  Return After Taxes On
   Distributions and Sale
   of Portfolio Shares                -7.10%         -8.43%         -0.49%*

MSCI Emerging Markets Index           -2.37%         -5.74%          3.05%**
  (reflects no deduction for
   fees, expenses or taxes)
Lipper Emerging Markets
Funds Objective                       -3.83%         -4.97%          2.43%**
  (reflects no deduction for
   sales charges or taxes)

* Since January 7, 1992. Institutional Class Shares of the Portfolio have not commenced operations. Performance results shown are for the Portfolio's Class A Shares, which are not offered by this prospectus. Institutional Class Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that the Classes do not have the same expenses. Performance presented prior to August 12, 2000 reflects the performance of the Class A Shares of the Govett Emerging Markets Equity Fund, which were offered beginning January 7, 1992. The assets of the Govett fund were reorganized into the Portfolio on August 12, 2000. There was no sales charge applicable to Class A Shares of the Govett fund.
**       Since December 31, 1991.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of portfolio shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                         INSTITUTIONAL CLASS
--------------------------------------------------------- ----------------------
     Investment Advisory Fees                                      1.00%
     Distribution and Service (12b-1) Fees                         None
     Other Expenses                                              1.21%(1)
                                                                 --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                          2.21%
     Fee Waivers and Expense Reimbursements                        0.21%
                                                                   -----
TOTAL NET OPERATING EXPENSES                                     2.00%(2)
--------------------------------------------------------------------------------

(1) Other Expenses are based on estimated amounts for the current fiscal year. These expenses also include shareholder service fees of 0.15%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 2.00% until August 31, 2003.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The
Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

  1 YEAR              3 YEARS                5 YEARS                10 YEARS
   $203                $671                  $1,166                  $2,528

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK?THE MSCI EMERGING MARKETS INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE GENERAL PERFORMANCE OF EQUITY MARKETS IN EMERGING MARKETS. THE PORTFOLIO ALSO COMPARES ITS PERFORMANCE TO THE LIPPER EMERGING MARKETS FUNDS OBJECTIVE, WHICH IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS. INVESTMENTS CANNOT BE MADE IN AN INDEX OR COMPOSITE.


PROSPECTUS / August 31, 2002

48 ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK


ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK

RISKS                                                                        PORTFOLIOS AFFECTED BY THE RISKS
------------------------------------------------------------------------------------------------------------------------


EQUITY RISK-- Equity securities include publicly and privately               o  Balanced Portfolio
issued equity securities, common and preferred stocks, warrants,             o  Equity Income Portfolio
rights to subscribe to common stock and convertible securities, as           o  Value Equity Portfolio
well as instruments that attempt to track the price movement of              o  Equity Index Portfolio
equity indices.  Investments in equity securities and equity                 o  Blue Chip Equity Portfolio
derivatives in general are subject to market risks that may cause            o  Capital Growth Portfolio
their prices to fluctuate over time.  Equity derivatives may be              o  Mid-Cap Equity Portfolio
more volatile and increase portfolio risk.  The value of                     o  Small-Cap Equity Portfolio
securities convertible into equity securities, such as warrants or           o  International Equity Portfolio
convertible debt, is also affected by prevailing interest rates,             o  Emerging Markets Equity Portfolio
the credit quality of the issuer and any call provision.
Fluctuations  in the value of equity  securities  in which a mutual fund invests will cause its  portfolio's  net asset value to  fluctuate.  An  investment in a portfolio of equity securities may be more suitable for long-term  investors who can bear the risk of these share price fluctuations.
------------------------------------------------------------------------------------------------------------------------

FIXED INCOME RISK-- The market values of fixed income investments            o  Short-Term Treasury Portfolio
change in response to interest rate changes and other factors.               o  Short-Term Bond Portfolio
During periods of falling interest rates, the values of                      o  Maryland Tax-Free Portfolio
outstanding fixed income securities generally rise.  Moreover,               o  Pennsylvania Tax-Free Portfolio
while securities with longer maturities tend to produce higher               o  Intermediate Fixed Income Portfolio
yields, the prices of longer maturity securities are also subject            o  U.S. Government Bond Portfolio
to greater market fluctuations as a result of changes in interest            o  Income Portfolio
rates.  In addition to these fundamental risks, different types of           o  Balanced Portfolio
fixed income securities may be subject to the following additional risks:
------------------------------------------------------------------------------------------------------------------------

         CALL RISK-- During periods of falling interest rates,               o  Short-Term Bond Portfolio
         certain debt obligations with high interest rates may be            o  Maryland Tax-Free Portfolio
         prepaid (or "called") by the issuer prior to maturity.              o  Pennsylvania Tax-Free Portfolio
         This may cause a Portfolio's average weighted maturity to           o  Intermediate Fixed Income Portfolio
         fluctuate and may require a Portfolio to invest the                 o  U.S. Government Bond Portfolio
         resulting proceeds at lower interest rates.                         o  Income Portfolio
                                                                             o  Balanced Portfolio
-------------------------------------------------------------------------------------------------------------------------

         CREDIT RISK-- The possibility that an issuer will be                o  Short-Term Bond Portfolio
         unable to make timely payments of either principal or               o  Maryland Tax-Free Portfolio
         interest.                                                           o  Pennsylvania Tax-Free Portfolio
                                                                             o  Intermediate Fixed Income Portfolio
                                                                             o  U.S. Government Bond Portfolio
                                                                             o  Income Portfolio
                                                                             o  Balanced Portfolio
--------------------------------------------------------------------------------------------------------------------------

         EVENT RISK-- Securities may suffer declines in credit               o  Short-Term Bond Portfolio
         quality and market value due to issuer restructurings or            o  Maryland Tax-Free Portfolio
         other factors.  This risk should be reduced because of a            o  Pennsylvania Tax-Free Portfolio
         Portfolio's multiple holdings.                                      o  Intermediate Fixed Income Portfolio
                                                                             o  U.S. Government Bond Portfolio
                                                                             o  Income Portfolio
                                                                             o  Balanced Portfolio

PROSPECTUS / August 31, 2002




                                  ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK 49


RISKS                                                                        PORTFOLIOS AFFECTED BY THE RISKS
------------------------------------------------------------------------------------------------------------------------

         MORTGAGE-BACKED SECURITIES RISK-- Mortgage-backed                   o  Short-Term Bond Portfolio
         securities are fixed income securities representing an              o  Intermediate Fixed Income Portfolio
         interest in a pool of underlying mortgage loans.  They              o  U.S. Government Bond Portfolio
         are sensitive to changes in interest rates, but may                 o  Income Portfolio
         respond to these changes differently from other fixed               o  Balanced Portfolio
         income securities due to the possibility of prepayment of
         the underlying mortgage loans.  As a result, it may not
         be possible to determine in advance the actual maturity
         date or average life of a mortgage-backed security.
         Rising interest rates tend to discourage refinancings,
         with the result that the average life and  volatility
         of the security  will  increase, exacerbating  its decrease in  market price.  When interest  rates fall, however,
         mortgage-backed  securities  may not  gain as much in
         market value because of the  expectation  of additional
         mortgage  prepayments that must be reinvested at lower
         interest  rates.  Prepayment  risk may make it difficult
         to calculate  the average  maturity of a portfolio of
         mortgage-backed  securities  and,  therefore,  to assess
         the volatility risk of that Portfolio.
------------------------------------------------------------------------------------------------------------------------

FOREIGN SECURITIES RISK-- Investments in securities of foreign               o  Small-Cap Equity Portfolio
companies or governments can be more volatile than investments in            o  International Equity Portfolio
U.S. companies or governments.  Diplomatic, political, or economic           o  Emerging Markets Equity Portfolio
developments, including nationalization or appropriation, could affect investments in foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to
U.S. companies or governments.  Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against dividend and interest  income.  Although  in some  countries  a portion  of these  taxes are recoverable,  the non-recovered portion will reduce the income received from the securities
comprising the  Portfolio.  These various risks will be even greater for investments in emerging market countries.


                                                    PROSPECTUS / August 31, 2002


50 ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK


RISKS                                                                           PORTFOLIOS AFFECTED BY THE RISKS
------------------------------------------------------------------------------------------------------------------------


In addition to these risks, certain foreign securities may be subject to the following additional risk factor:


       CURRENCY RISK-- Investments in foreign securities                     o  Small-Cap Equity Portfolio
       denominated in foreign currencies involve additional risks,           o  International Equity Portfolio
       including:                                                            o  Emerging Markets Equity Portfolio

       o The value of a Portfolio's assets measured in U.S.
         dollars may be affected by changes in currency rates
         and in exchange control regulations.
       o A  Portfolio  may  incur  substantial  costs  in
         connection with conversions between various currencies.
       o A Portfolio may be unable to hedge against possible
         variations in foreign exchange rates or to hedge a
         specific security transaction or portfolio position.
       o Only a limited market  currently  exists for hedging
         transactions relating to currencies in certain emerging
         markets.
------------------------------------------------------------------------------------------------------------------------

TRACKING ERROR RISK-- Factors such as Portfolio expenses,                    o  Equity Index Portfolio
imperfect correlation between the Portfolio's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation.  The magnitude of any tracking error may be affected by a higher portfolio turnover rate.  Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses.  As a result, the
Portfolio, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.


                                                    PROSPECTUS / August 31, 2002

                                           EACH PORTFOLIO'S OTHER INVESTMENTS 51


EACH PORTFOLIO'S OTHER INVESTMENTS

This prospectus describes the Portfolios' primary strategies. Each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that any Portfolio will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Portfolio may invest up to 100% of its assets in cash and short-term securities that may not ordinarily be consistent with a Portfolio's objectives. A Portfolio will do so only if the Portfolio's Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. The Portfolio may not be able to meet its investment goal when the Advisor is employing a temporary defensive strategy.


                                                    PROSPECTUS / August 31, 2002

52 INVESTMENT ADVISOR



INVESTMENT ADVISOR

The Portfolios' Advisor makes (or supervises the subadvisor who makes) investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Board of Trustees of ARK Funds supervises the Advisor and Subadvisor and establishes policies that the Advisor and Subadvisor must follow in their management activities.

Allied Investment Advisors, Inc. (AIA), a wholly owned subsidiary of Allfirst Bank (Allfirst), serves as the Advisor to the Portfolios. As of June 30, 2002, AIA had approximately $10.5 billion in assets under management. For the fiscal year ended April 30, 2002, the Portfolios paid advisory fees to AIA at the following rates expressed as a percentage of a Portfolio's average daily net assets:

     U.S. TREASURY MONEY MARKET PORTFOLIO                    0.20%
     U.S. GOVERNMENT MONEY MARKET PORTFOLIO                  0.15%
     MONEY MARKET PORTFOLIO                                  0.12%
     TAX-FREE MONEY MARKET PORTFOLIO                         0.09%
     PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO            0.11%
     SHORT-TERM TREASURY PORTFOLIO                           0.33%
     SHORT-TERM BOND PORTFOLIO                               0.69%
     MARYLAND TAX-FREE PORTFOLIO                             0.49%
     PENNSYLVANIA TAX-FREE PORTFOLIO                         0.65%
     INTERMEDIATE FIXED INCOME PORTFOLIO                     0.50%
     U.S. GOVERNMENT BOND PORTFOLIO                          0.66%
     INCOME PORTFOLIO                                        0.53%
     BALANCED PORTFOLIO                                      0.56%
     EQUITY INCOME PORTFOLIO                                 0.63%
     VALUE EQUITY PORTFOLIO                                  0.87%
     EQUITY INDEX PORTFOLIO                                  0.05%
     BLUE CHIP EQUITY PORTFOLIO                              0.60%
     CAPITAL GROWTH PORTFOLIO                                0.65%
     MID-CAP EQUITY PORTFOLIO                                0.73%
     SMALL-CAP EQUITY PORTFOLIO                              0.79%
     INTERNATIONAL EQUITY PORTFOLIO                          0.68%



AIA and Allfirst are indirect wholly owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $84 billion at June 30, 2002.

INVESTMENT SUBADVISOR

AIB Investment Managers Limited (AIBIM) and Govett Investment Management Limited (Govett), each an indirect majority owned subsidiary of AIB, are the Subadvisors for the International Equity Portfolio and the Emerging Markets Equity Portfolio, respectively. AIBIM and Govett provide day-to-day management services and make investment decisions on behalf of these Portfolios in accordance with their respective investment policies. In accordance with an investment subadvisory agreement, AIA pays AIBIM and Govett subadvisory fees from the fees it receives from the International Equity Portfolio and the Emerging Markets Equity Portfolio.

Govett and AIBIM are part of the AIB Asset Management Holdings Group ("AIBAMH") and part of a broad network of offices worldwide, with principal offices located in London, Dublin, and Singapore. These offices are supported by a global network of investment/research offices in Baltimore, Budapest, Rio de Janeiro, and Poznan. AIBAMH had, as of June 30, 2002, approximately $13 billion under management, primarily in non-U.S. funds.

PORTFOLIO MANAGERS

JAMES M. HANNAN is manager of the U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO, TAX-FREE MONEY MARKET PORTFOLIO, PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO, SHORT-TERM TREASURY PORTFOLIO and he is co-manager, with Mr. Stith, of the INCOME PORTFOLIO and the U.S. GOVERNMENT BOND PORTFOLIO. He is also responsible for several separately managed institutional portfolios. Mr. Hannan is a Managing Director of AIA, the manager of the FIXED INCOME GROUP, and has been a Portfolio Manager since 1996 and a Vice President of Allfirst since 1987. He has more than 15 years of experience in the investment industry.

SUSAN L. SCHNAARS is manager of the MARYLAND TAX-FREE PORTFOLIO and PENNSYLVANIA TAX-FREE PORTFOLIO. Ms. Schnaars is also responsible for managing several large institutional accounts. She has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1992. Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant, and has more than 12 years of experience in the investment industry.


August 31, 2002 / PROSPECTUS

                                                           INVESTMENT ADVISOR 53


WILMER C. STITH III is manager of the INTERMEDIATE FIXED INCOME PORTFOLIO, and of other ARK Funds Portfolios, and is co-manager, with Mr. Hannan, of the INCOME PORTFOLIO and the U.S. GOVERNMENT BOND PORTFOLIO. He has been a Vice President of AIA and Portfolio Manager since 1996. He manages separate account money market accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 10 years of experience in the investment industry, and is a Chartered Financial Analyst.

CLYDE L. RANDALL II is co-manager, with Mr. Ashcroft, of the EQUITY INCOME PORTFOLIO and BLUE CHIP EQUITY PORTFOLIO, and is co-manager of another ARK Funds Portfolio. Mr. Randall has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. He has more than 14 years of experience in investment research and equity analysis, and is a Chartered Financial Analyst.

ALLEN J. ASHCROFT, JR. is co-manager, with Mr. Randall, of the BLUE CHIP EQUITY PORTFOLIO and EQUITY INCOME PORTFOLIO, and is co-manager of another ARK Funds Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. Mr. Ashcroft has more than 20 years of experience in investment research and equity analysis.

H. GILES KNIGHT is manager of the SMALL-CAP EQUITY PORTFOLIO and is manager of another ARK Funds Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Senior Vice President of Allfirst since 1995. Mr. Knight has more than 30 years of experience in the investment industry.

DAVID G. ROBERTSON is manager of the MID-CAP EQUITY PORTFOLIO. Mr. Robertson has been a Vice President of AIA since 2000. He is also an equity analyst. Mr. Robertson has more than 13 years of experience in the investment industry.

THOMAS D. DEHUDY is manager of the CAPITAL GROWTH PORTFOLIO. Mr. DeHudy has been a Principal of AIA since 2001. Mr. DeHudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. Mr. DeHudy has more than 20 years of experience in investment research, and is a Chartered Financial Analyst.

J. ERIC LEO is co-manager, with Ms. Rishel, of the VALUE EQUITY PORTFOLIO and heads a Portfolio Management Team that manages the BALANCED PORTFOLIO. Through the team approach, the firm seeks consistent implementation of process and continuity in investment management staff for the Balanced Portfolio. Mr. Leo is the Chief Investment Officer of AIA and Managing Director of Equity Research. He is responsible for overseeing AIA's equity investment process. Mr. Leo has more than 30 years of experience in the investment industry.

BARBARA L. RISHEL is co-manager, with Mr. Leo, of the VALUE EQUITY PORTFOLIO. Ms. Rishel has been a Principal of AIA since 2001. She is also an equity analyst. She has more than 15 years of experience in the investment industry.

CLARENCE W. WOODS, JR. is co-manager, with Mr. Hastings, of the EQUITY INDEX PORTFOLIO. Mr. Woods has been a Vice President and Principal of, and Chief Equity Trader for, AIA since 1996. He heads the equity-trading unit. Mr. Woods has more than 17 years experience in the investment industry.

PETER C. HASTINGS is co-manager, with Mr. Woods, of the EQUITY INDEX PORTFOLIO. Mr. Hastings has been a Vice President of AIA since 1997. Mr. Hastings has more than 6 years of experience in the investment industry.

LOUISE MCGUIGAN is the manager of the INTERNATIONAL EQUITY PORTFOLIO. Ms. McGuigan has been the head of AIBIM's EAFE product line since 1998. She managed AIB Investment Managers Limited's Far East equity book before becoming a
European equity manager in 1995. Ms. McGuigan has more than 9 years of experience in the investment industry.

CALUM GRAHAM is manager of the EMERGING MARKETS EQUITY PORTFOLIO. Mr. Graham is also the Director of Govett where he has overall responsibility for the management of all Global Emerging Markets portfolios and the implementation of the investment process. He has more than 10 years of experience in the investment industry.


                                                    PROSPECTUS / August 31, 2002

54 PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES


PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange Institutional Class Shares of the Portfolios.

WHO CAN PURCHASE PORTFOLIO SHARES?

Institutional Class Shares are for corporations, institutions or other entities investing for their own (including as a fiduciary) or their individual customers' accounts. If you are a shareholder who obtained Institutional Class Shares through a financial institution that has been purchased by Allfirst Financial Inc., you may have to follow special procedures to transact Fund shares.


There are two ways to invest in the Portfolios:

o        Directly with ARK Funds
o        Through a financial intermediary

MINIMUM INVESTMENTS

OPENING A NEW ACCOUNT: $100,000 in any one Portfolio with an additional $150,000 within 6 months

MINIMUM BALANCE: $250,000 after 6 months

ADDITIONAL PURCHASES: any amount

Accounts of individual customers may be aggregated for this purpose.

DIRECTLY WITH ARK FUNDS

                                   BY MAIL:

WRITE TO:  ARK Funds, P.O. Box 8525, Boston, MA  02266-8525

PURCHASE: Obtain a new account application by calling 1-800-ARK-FUND (1-800-275-3863). Complete the application and mail to ARK Funds.

Wire Federal funds to:
           State Street Bank & Trust Co.
           Boston, MA
           ABA: 011000028
           Account:  99051609
           Attn:  (ARK Portfolio Name)
           Further Credit to:  (Account name and number)

SELL: Mail a written request including account number, dollar amount to be sold, and mailing or wiring instructions. A signature guarantee will be required if these instructions vary from your account information. The redemption price is based on the next calculation of NAV after your order is received.

EXCHANGE: Mail a written request including dollar amount to be exchanged, the Portfolio from which shares should be sold, and the Portfolio for which shares should be purchased.

ARK FUNDS IS NOT RESPONSIBLE FOR LOST OR MISDIRECTED MAIL. A PORTFOLIO CANNOT ACCEPT CHECKS, STARTER CHECKS, THIRD-PARTY CHECKS, CREDIT CARDS, CHECKS ISSUED BY CREDIT CARD COMPANIES OR INTERNET-BASED COMPANIES, CASH OR CASH EQUIVALENTS (I.E., PURCHASES MAY NOT BE MADE BY CASHIER'S CHECK, BANK DRAFT, MONEY ORDER OR TRAVELER'S CHECK).

                                  BY PHONE:

                     Call 1-800-ARK-FUND (1-800-275-3863).

THROUGH A FINANCIAL INTERMEDIARY

Investors who deal directly with a financial intermediary (rather than directly with ARK Funds (the Fund)) will have to follow that intermediary's procedures for transacting with the Fund. You may instruct your financial intermediary to purchase shares automatically at preset intervals. It is expected that your financial intermediary will be the record owner of shares held for your account, and that they will supply you with quarterly statements showing all account activity. Investors may be charged a fee for transactions or other services, including cash sweeps, effectuated through certain financial intermediaries. There may also be other minimums or restrictions established by financial intermediaries when you open your account. For more information about how to purchase, sell, or exchange Portfolio shares through your financial intermediary, you should contact them directly.

GENERAL INFORMATION

You may purchase, sell, or exchange shares on any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day). When the NYSE or Federal Reserve close early, the money market fund Portfolios will advance the time on any such day by which orders must be received.

A Portfolio or ARK Funds Distributors, LLC (the "Distributor") may reject any purchase or exchange order if it determines that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (offering price) will be the net asset value (NAV) per share next determined after a Portfolio receives your purchase order. For the money market fund Portfolios, we expect that their NAV will remain constant at $1.00 per share.

NAV for one Portfolio share is the value of that share's portion of all the net assets in the Portfolio.

In calculating NAV, each non-money market fund Portfolio generally values its investment portfolio at its market price. If market prices are unavailable or the Portfolios think that they are unreliable, fair value prices may be determined using methods approved by the Board of Trustees.


August 31, 2002 / PROSPECTUS

                         PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES 55


In calculating NAV for the money market fund Portfolios, we generally value a Portfolio's investment portfolio using the amortized cost valuation method, which is described in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Portfolio may value its securities at their market prices; or fair value prices may be determined using methods approved by the Board of Trustees.

Some Portfolios hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the market value of these Portfolio's investments may change on days when you cannot purchase or sell Portfolio shares.

The Portfolios calculate their NAV at certain times each Business Day. The following table shows at what times the Portfolios calculate their NAV, and generally by what time your purchase order and Federal funds (readily available funds) must be received and accepted for your order to be effective and for you to be eligible to receive dividends declared on the day you submit your purchase. For U.S. Treasury Money Market, Tax-Free Money Market and Pennsylvania Tax-Free Money Market Portfolios, orders received and accepted after 12:00 PM Eastern time, will begin earning dividends on the next Business Day.

                                                                                         YOUR ORDER AND
                                                       NAV CALCULATED                 FUNDS RECEIVED BEFORE
PORTFOLIO                                              (EASTERN TIME)                    (EASTERN TIME)

U.S. Treasury Money Market                          12:00 PM and 4:00 PM                    12:00 PM
U.S. Government Money Market                               5:00 PM                           5:00 PM
Money Market                                               5:00 PM                           5:00 PM
Tax-Free Money Market                               12:00 PM and 4:00 PM                    12:00 PM
Pennsylvania Tax-Free Money Market                  12:00 PM and 4:00 PM                    12:00 PM

If you purchase, sell, or exchange Portfolio shares through a financial intermediary, you may have to submit your transaction request to them at an earlier time than is shown in the table above for your transaction to become effective that Business Day. This allows the financial intermediary time to process your transaction and transmit it to the Fund.

RECEIVING YOUR SALES PROCEEDS

Normally, if we receive your money market fund Portfolio sell order by the following times on any Business Day, we will wire your proceeds on that day. For the other Portfolios, if we receive your redemption request before 4:00 PM Eastern time, we will wire your proceeds via Federal funds wire on the next Business Day. The Fund reserves the right to charge wire fees to investors.

      o  U.S. Treasury Money Market Portfolio
                                12:00 PM Eastern time
      o  U.S. Government Money Market Portfolio
                                 1:30 PM Eastern time
      o  Money Market Portfolio
                                 1:30 PM Eastern time
      o  Tax-Free Money Market Portfolio
                                12:00 PM Eastern time
      o  Pennsylvania Tax-Free Money Market Portfolio
                                12:00 PM Eastern time


REDEMPTION IN KIND

Each  Portfolio  reserves the right to make  redemptions  "IN KIND" - payment of
redemption  proceeds  in  portfolio   securities  rather  than  cash  -  if  the
Portfolio's Advisor deems that it is in the Portfolio's best interest to do so.

SUSPENSION OF YOUR RIGHT
TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency, or for other reasons. More information about this is in our Statement of Additional Information.

MINIMUM BALANCE

If your account drops below the minimum balance because of redemptions, we may sell your shares and close your account. But, we will give you at least 30 days written notice to give you time to add to your account and avoid the sale of your shares. Master accounts may be aggregated for the purpose of calculating minimum balances.

INFORMATION ABOUT EXCHANGING SHARES

You may exchange your shares of a Portfolio for the same class of shares of another Portfolio. When you exchange shares, you are really selling your shares and buying the other Portfolio's shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. Exchanges have the same tax consequences as sales and purchases. The Fund reserves the right to terminate or modify this exchange privilege for any reason upon 60 days notice to shareholders.

An exchange between classes of a Portfolio is generally not permitted. Investors who become ineligible to hold Institutional Class Shares will have their shares exchanged for Class A Shares of the same Portfolio. The Fund will provide 30 days notice of any such exchange.


                                                    PROSPECTUS / August 31, 2002

56 PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES/DISTRIBUTION OF
   PORTFOLIO SHARES


PURCHASE AND EXCHANGE RESTRICTIONS

MARKET TIMING. The Fund does not permit market timing or excessive trading. Market timing and other types of excessive trading can hurt performance by disrupting management and increasing expenses for all shareholders. The Fund may refuse to accept any purchase or exchange order from any person or group if, in its sole discretion, it determines that (1) the order reflects market timing or excessive trading, (2) a Portfolio would be unable to invest the money effectively, or (3) a Portfolio would otherwise be adversely affected. The Fund may consider a number of factors in determining whether an investor has engaged in market timing or excessive trading, including the investor's trading history, the number and size of, and the time between, transactions, and the percentage of the investor's account involved in each transaction. The Fund also may consider trading done in accounts under common ownership or control or in groups of accounts. The prohibition on market timing and excessive trading also applies to purchase and exchange orders placed through intermediaries, including brokers, banks, trust companies, investment advisors, or any other third party.

OTHER ACTIVITIES. The Fund also may refuse to accept, and may cancel or rescind, any purchase or exchange order, may freeze any account and suspend account activities, or may involuntarily redeem an account, in cases of suspected fraudulent or illegal activity or threatening conduct. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling, and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF PORTFOLIO SHARES

The Distributor receives no compensation for its distribution of Institutional Class Shares.

SHAREHOLDER SERVICE PLAN

The Fund has adopted a shareholder service plan for the Institutional Class Shares of each Portfolio. Institutional Class shareholder service fees, as a percentage of average daily net assets of the class, may be up to 0.15% (except Pennsylvania Tax-Free Money Market Portfolio, which may be up to 0.25%) as authorized by the Board. A portion of the shareholder service fees paid by the Institutional Class of certain Portfolios is being waived voluntarily. All or a portion of these waivers may be discontinued at any time. The following table sets forth the shareholder service fees authorized by the Board and the fees paid by each of the Portfolios for the fiscal year ended April 30, 2002:

                                                                                          FEES PAID
                                                          AUTHORIZED FEE (%)         (NET OF WAIVERS) (%)

U.S. Treasury Money Market Portfolio                             0.15                        0.08
U.S. Government Money Market Portfolio                           0.15                        0.08
Money Market Portfolio                                           0.15                        0.08
Tax-Free Money Market Portfolio                                  0.15                        0.08
Pennsylvania Tax-Free Money Market Portfolio                     0.25                        0.20
Short-Term Treasury Portfolio                                    0.15                        0.06
Short-Term Bond Portfolio                                        0.15                        0.06
Maryland Tax-Free Portfolio                                      0.15                        0.12
Pennsylvania Tax-Free Portfolio                                  0.15                        0.11
Intermediate Fixed Income Portfolio                              0.15                        0.11
U.S. Government Bond Portfolio                                   0.15                        0.11
Income Portfolio                                                 0.15                        0.12
Balanced Portfolio                                               0.15                        0.15
Equity Income Portfolio                                          0.15                        0.15
Value Equity Portfolio                                           0.15                        0.15
Equity Index Portfolio                                           0.15                        0.00
Blue Chip Equity Portfolio                                       0.15                        0.15
Capital Growth Portfolio                                         0.15                        0.15
Mid-Cap Equity Portfolio                                         0.15                        0.15
Small-Cap Equity Portfolio                                       0.15                        0.15
International Equity Portfolio                                   0.15                        0.15

August 31, 2002 / PROSPECTUS

                                            DIVIDENDS AND DISTRIBUTIONS/TAXES 57


DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared and paid according to the following schedule:

--------------------------------------------------------- ------------------------ ----------------------
                                                               FREQUENCY OF          FREQUENCY OF
                                                              DECLARATION OF          PAYMENT OF
 PORTFOLIO                                                      DIVIDENDS             DIVIDENDS
--------------------------------------------------------- ------------------------ ----------------------
U.S. Treasury Money Market Portfolio                      Daily                    Monthly
--------------------------------------------------------- ------------------------ ----------------------
U.S. Government Money Market Portfolio                    Daily                    Monthly
--------------------------------------------------------- ------------------------ ----------------------
Money Market Portfolio                                    Daily                    Monthly
--------------------------------------------------------- ------------------------ ----------------------
Tax-Free Money Market Portfolio                           Daily                    Monthly
--------------------------------------------------------- ------------------------ ----------------------
Pennsylvania Tax-Free Money Market Portfolio              Daily                    Monthly
--------------------------------------------------------- ------------------------ ----------------------
Short-Term Treasury Portfolio                             Daily                    Monthly
--------------------------------------------------------- ------------------------ ----------------------
Short-Term Bond Portfolio                                 Daily                    Monthly
--------------------------------------------------------- ------------------------ ----------------------
Maryland Tax-Free Portfolio                               Daily                    Monthly
--------------------------------------------------------- ------------------------ ----------------------
Pennsylvania Tax-Free Portfolio                           Daily                    Monthly
--------------------------------------------------------- ------------------------ ----------------------
Intermediate Fixed Income Portfolio                       Daily                    Monthly
--------------------------------------------------------- ------------------------ ----------------------
U.S. Government Bond Portfolio                            Daily                    Monthly
--------------------------------------------------------- ------------------------ ----------------------
Income Portfolio                                          Daily                    Monthly
--------------------------------------------------------- ------------------------ ----------------------
Balanced Portfolio                                        Quarterly                Quarterly
--------------------------------------------------------- ------------------------ ----------------------
Equity Income Portfolio                                   Monthly                  Monthly
--------------------------------------------------------- ------------------------ ----------------------
Value Equity Portfolio                                    Quarterly                Quarterly
--------------------------------------------------------- ------------------------ ----------------------
Equity Index Portfolio                                    Quarterly                Quarterly
--------------------------------------------------------- ------------------------ ----------------------
Blue Chip Equity Portfolio                                Quarterly                Quarterly
--------------------------------------------------------- ------------------------ ----------------------
Capital Growth Portfolio                                  Annually                 Annually
--------------------------------------------------------- ------------------------ ----------------------
Mid-Cap Equity Portfolio                                  Quarterly                Quarterly
--------------------------------------------------------- ------------------------ ----------------------
Small-Cap Equity Portfolio                                Annually                 Annually
--------------------------------------------------------- ------------------------ ----------------------
International Equity Portfolio                            Annually                 Annually
--------------------------------------------------------- ------------------------ ----------------------
Emerging Markets Equity Portfolio                         Annually                 Annually

Each Portfolio distributes net capital gains and net gains from foreign currency transactions, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and other distributions in additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund or your financial intermediary in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important Federal income tax considerations that affect the Portfolios and their shareholders. This summary is based on the current Federal tax law, which may change.

Each Portfolio will distribute substantially all of its income and net capital gains and net gains from foreign currency transactions, if any. The dividends and other distributions you receive (other than from the Tax-Free Money Market, Pennsylvania Tax-Free Money Market, Maryland Tax-Free, and Pennsylvania Tax-Free Portfolios (collectively, "Tax-Free Portfolios")) generally will be subject to Federal income taxation, whether or not you reinvest them. Income dividends and distributions of net capital gains from the sale or exchange of portfolio securities held for 12 months or less are generally taxable at ordinary income tax rates. Capital gain distributions and distributions of net gains from certain foreign currency transactions are generally taxable as long-term capital gains if the distributing Portfolio has held the assets that generated the gain for more than 12 months. A SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

The Tax-Free Portfolios intend to distribute Federally tax-exempt dividends. These Portfolios may invest a portion of their assets in securities that generate taxable income for Federal income tax purposes. Dividends exempt from Federal income tax may be subject to state and local income taxes. Any capital gains distributed by the Portfolios will be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                                    PROSPECTUS / August 31, 2002

58 FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Institutional Class Shares of the Portfolios. This information is intended to help you understand Institutional Class's financial performance for the past five years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming you reinvested all of your dividends and distributions). The information for each of the fiscal years ended April 30 and for ARK International Equity Portfolio the six-month period ended April 30, 2001 and the ten-month period ended October 31, 2000, has been derived from the Portfolios' financial statements, which were audited by KPMG LLP, independent auditors. Information shown prior to January 1, 2000 for ARK International Equity Portfolio was audited by other auditors. KPMG's report, along with each Portfolio's financial statements, is included in our most recent Annual Report. The Annual Report accompanies our Statement of Additional Information and is available upon request at no charge.

For a Share Outstanding Throughout the Year or Period Ended April 30,

                                REALIZED
                                  AND                                                                       RATIO OF      RATIO OF
                               UNREALIZED DISTRIBUTIONS                                  NET                   NET       EXPENSES
       NET ASSET                 GAINS      FROM NET    DISTRIBUTIONS                   ASSETS,  RATIO OF   INVESTMENT   TO AVERAGE
         VALUE,      NET       (LOSSES)    INVESTMENT       FROM     NET ASSET         END OF    EXPENSES    INCOME TO   NET ASSETS
       BEGINNING  INVESTMENT      ON         INCOME       CAPITAL   VALUE, END  TOTAL  PERIOD   TO AVERAGE   AVERAGE     (EXCLUDING
       OF PERIOD    INCOME     INVESTMENTS                 GAINS     OF PERIOD RETURN+ (000)    NET ASSETS* NET ASSETS*   WAIVERS)*


U.S. TREASURY MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS
2002     $1.00      0.03          --        (0.03)           --     $1.00      2.59% $ 249,882      0.46%       2.53%        0.58%
2001      1.00      0.05          --        (0.05)           --      1.00      5.58    259,145      0.47        5.44         0.60
2000      1.00      0.05          --        (0.05)           --      1.00      4.73    278,568      0.45        4.63         0.58
1999      1.00      0.04          --        (0.04)           --      1.00      4.58    289,930      0.45        4.47         0.59
1998      1.00      0.05          --        (0.05)           --      1.00      5.08    262,687      0.40        4.96         0.48

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS
2002     $1.00      0.03          --        (0.03)           --     $1.00      2.63% $1,327,751     0.42%       2.56%        0.60%
2001      1.00      0.06          --        (0.06)           --      1.00      6.00   1,243,512     0.40        5.82         0.58
2000      1.00      0.05          --        (0.05)           --      1.00      5.16   1,414,772     0.41        5.05         0.59
1999      1.00      0.05          --        (0.05)           --      1.00      5.00   1,428,064     0.40        4.86         0.59
1998      1.00      0.05          --        (0.05)           --      1.00      5.42   1,285,840     0.35        5.29         0.49

MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS
2002     $1.00      0.03          --        (0.03)           --     $1.00      2.78%  $928,089      0.40%       2.56%        0.60%
2001      1.00      0.06          --        (0.06)           --      1.00      6.17    583,964      0.38        5.97         0.58
2000      1.00      0.05          --        (0.05)           --      1.00      5.37    509,229      0.38        5.25         0.58
1999      1.00      0.05          --        (0.05)           --      1.00      5.17    527,132      0.38        5.01         0.60
1998      1.00      0.05          --        (0.05)           --      1.00      5.55    226,439      0.33        5.41         0.50

TAX-FREE MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS
2002     $1.00      0.02          --        (0.02)           --     $1.00      1.77%  $69,275       0.37%       1.73%        0.61%
2001      1.00      0.04          --        (0.04)           --      1.00      3.73    62,052       0.36        3.67         0.59
2000      1.00      0.03          --        (0.03)           --      1.00      3.17    63,666       0.37        3.12         0.60
1999      1.00      0.03          --        (0.03)           --      1.00      2.99    77,896       0.36        2.95         0.60
1998      1.00      0.03          --        (0.03)           --      1.00      3.45    90,446       0.32        3.39         0.51


PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS
2002(1)  $1.00      0.02          --        (0.02)           --     $1.00      1.54%+ $24,051       0.57%*      1.51%*       0.76%*

August 31, 2002 / PROSPECTUS

                                                         FINANCIAL HIGHLIGHTS 59


For a Share Outstanding Throughout the Year or Period Ended April 30,

                                REALIZED
                                  AND
                               UNREALIZED DISTRIBUTIONS
       NET ASSET                 GAINS      FROM NET    DISTRIBUTIONS
         VALUE,      NET       (LOSSES)    INVESTMENT       FROM     NET ASSET
       BEGINNING  INVESTMENT      ON         INCOME       CAPITAL   VALUE, END
       OF PERIOD    INCOME     INVESTMENTS                 GAINS     OF PERIOD


SHORT-TERM TREASURY PORTFOLIO
INSTITUTIONAL CLASS
2002      $10.18      0.44        0.13      (0.44)           --        $10.31
2001        9.86      0.49        0.32      (0.49)           --         10.18
2000       10.03      0.46      (0.15)      (0.46)       (0.02)          9.86
1999       10.05      0.48        0.03      (0.48)       (0.05)         10.03
1998        9.96      0.53        0.10      (0.53)       (0.01)         10.05

SHORT-TERM BOND PORTFOLIO
INSTITUTIONAL CLASS
2002      $9.99      0.45      (0.19)      (0.45)           --          $9.80
2001       9.63      0.55        0.36      (0.55)           --           9.99
2000       9.94      0.50      (0.30)      (0.50)       (0.01)           9.63
1999       9.95      0.51      (0.01)      (0.51)           --           9.94
1998       9.96      0.09      (0.01)      (0.09)           --           9.95
1998++     9.95      0.57        0.01      (0.57)           --           9.96

MARYLAND TAX-FREE PORTFOLIO
INSTITUTIONAL CLASS
2002      $9.91      0.43         0.18      (0.43)           --        $10.09
2001       9.48      0.44         0.43      (0.44)           --          9.91
2000      10.21      0.44       (0.69)      (0.44)       (0.04)          9.48
1999      10.14      0.45         0.14      (0.45)       (0.07)         10.21
1998       9.87      0.47         0.33      (0.47)       (0.06)         10.14

PENNSYLVANIA TAX-FREE PORTFOLIO
INSTITUTIONAL CLASS
2002      $9.81      0.42         0.27      (0.42)           --    $10.08
2001       9.38      0.42         0.43      (0.42)           --      9.81
2000      10.23      0.42       (0.81)      (0.42)       (0.04)      9.38
1999      10.14      0.41         0.15      (0.41)       (0.06)     10.23
1998      10.28      0.07       (0.14)      (0.07)           --     10.14
1998++    10.09      0.40         0.19      (0.40)           --     10.28

INTERMEDIATE FIXED INCOME PORTFOLIO
INSTITUTIONAL CLASS
2002      $9.85      0.51       (0.01)      (0.51)           --^    $9.84
2001       9.42      0.55        0.43       (0.55)           --      9.85
2000       9.93      0.53       (0.50)      (0.53)       (0.01)      9.42
1999      10.00      0.55       (0.02)      (0.55)       (0.05)      9.93
1998       9.80      0.60        0.23       (0.60)       (0.03)     10.00

                                     RATIO OF      RATIO OF
                   NET                   NET       EXPENSES
                  ASSETS,  RATIO OF   INVESTMENT   TO AVERAGE
                 END OF    EXPENSES    INCOME TO   NET ASSETS  PORTFOLIO
          TOTAL  PERIOD   TO AVERAGE   AVERAGE     (EXCLUDING   TURNOVER
         RETURN+ (000)    NET ASSETS* NET ASSETS*   WAIVERS)*     RATE


SHORT-TERM TREASURY PORTFOLIO
INSTITUTIONAL CLASS
2002     5.71%  $36,404        0.63%       4.30%      0.75%       65.56%
2001     8.45    35,215        0.64        4.93       0.73        80.00
2000     3.11    34,877        0.64        4.60       0.73        80.49
1999     5.24    34,088        0.63        4.79       0.72        70.64
1998     6.48    24,929        0.55        5.26       0.60       124.24

SHORT-TERM BOND PORTFOLIO
INSTITUTIONAL CLASS

2002     2.65%   $71,193       0.97%       4.54%      1.13%       79.12%
2001     9.70     76,090       0.97        5.52       1.11       107.45
2000     2.01     92,185       0.97        5.09       1.11        65.58
1999     5.15    111,127       0.97        5.14       1.11        91.22
1998     0.82+   131,669       0.97*       5.14*      1.16*      108.18
1998++   5.98    133,544       0.82        5.78       1.01       135.00

MARYLAND TAX-FREE PORTFOLIO
INSTITUTIONAL CLASS

2002     6.27%   $97,759       0.81%       4.29%      1.01%        8.72%
2001     9.34     90,210       0.81        4.50       1.00        28.94
2000    (2.37)    87,845       0.81        4.57       1.00        24.29
1999     5.86     95,046       0.76        4.35       0.99        30.83
1998     8.15     83,215       0.68        4.62       0.77        22.40

PENNSYLVANIA TAX-FREE PORTFOLIO
INSTITUTIONAL CLASS

2002     7.18%  $160,333       0.95%       4.22%      1.00%       16.15%
2001     9.25    160,833       0.96        4.38       1.00        25.67
2000    (3.88)   160,664       0.96        4.32       1.00        30.92
1999     5.56    224,480       0.92        4.01       1.00        43.46
1998    (0.66)+  215,182       0.84*       3.84*      0.91*        3.50
1998++   6.68    195,322       0.80        4.43       1.00        57.00

INTERMEDIATE FIXED INCOME PORTFOLIO
INSTITUTIONAL CLASS

2002     5.18%  $130,235       0.82%       5.11%      0.97%       83.47%
2001    10.72    129,531       0.80        5.75       0.95        36.26
2000     0.32    114,554       0.81        5.52       0.96        29.28
1999     5.40    100,419       0.77        5.49       0.95        52.87
1998     8.65     84,328       0.69        6.02       0.87        41.63


 + Returns are for the period indicated and have not been annualized. ++ Period ended February 28.
 *  Annualized.
 ^  Amount rounds to less then $0.01.
(1) Commenced operations on May 1, 2001.

                                                    PROSPECTUS / August 31, 2002

60 FINANCIAL HIGHLIGHTS



For a Share Outstanding Throughout the Year or Period Ended April 30,

                                REALIZED
                                  AND
                               UNREALIZED DISTRIBUTIONS
       NET ASSET                 GAINS      FROM NET    DISTRIBUTIONS
         VALUE,      NET       (LOSSES)    INVESTMENT       FROM     NET ASSET
       BEGINNING  INVESTMENT      ON         INCOME       CAPITAL   VALUE, END
       OF PERIOD    INCOME     INVESTMENTS                 GAINS     OF PERIOD


U.S. GOVERNMENT BOND PORTFOLIO
INSTITUTIONAL CLASS
2002     $9.72      0.51         0.03      (0.51)           --       $9.75
2001      9.27      0.53         0.45      (0.53)           --        9.72
2000      9.78      0.51       (0.51)      (0.51)           --        9.27
1999      9.85      0.54       (0.07)      (0.54)           --        9.78
1998      9.85      0.10           --      (0.10)           --        9.85
1998++    9.82      0.67         0.03      (0.67)           --        9.85


INCOME PORTFOLIO
INSTITUTIONAL CLASS
2002     $9.96      0.54         0.08      (0.53)       (0.02)      $10.03
2001      9.51      0.60         0.45      (0.60)           --        9.96
2000     10.08      0.56       (0.57)      (0.56)           --        9.51
1999     10.25      0.59       (0.17)      (0.59)           --       10.08
1998      9.82      0.61         0.43      (0.61)           --       10.25


BALANCED PORTFOLIO
INSTITUTIONAL CLASS
2002     $14.47      0.26       (1.55)      (0.27)          --      $12.91
2001      16.90      0.35       (1.48)      (0.35)      (0.95)       14.47
2000      14.64      0.28        2.90       (0.26)      (0.66)       16.90
1999      13.24      0.28        2.03       (0.28)      (0.63)       14.64
1998      11.43      0.30        3.04       (0.30)      (1.23)       13.24


EQUITY INCOME PORTFOLIO
INSTITUTIONAL CLASS
2002     $11.34      0.16       (0.99)      (0.16)      (0.05)      $10.30
2001      12.00      0.20         0.42      (0.20)      (1.08)       11.34
2000      12.05      0.20         0.38      (0.20)      (0.43)       12.00
1999      12.52      0.25         0.22      (0.25)      (0.69)       12.05
1998      10.67      0.31         3.06      (0.31)      (1.21)       12.52


VALUE EQUITY PORTFOLIO
INSTITUTIONAL CLASS
2002     $11.30      0.04       (1.09)      (0.04)       (0.77)       $9.44
2001      14.11      0.02       (0.86)      (0.02)       (1.95)       11.30
2000      15.22      0.26         1.40      (0.26)       (2.51)       14.11
1999      14.59      0.08         1.36      (0.09)       (0.72)       15.22
1998      14.00      0.01         0.62      (0.01)       (0.03)       14.59
1998++    11.91      0.15         3.45      (0.15)       (1.36)       14.00



                                          RATIO OF      RATIO OF
                    NET                      NET       EXPENSES
                   ASSETS,    RATIO OF   INVESTMENT   TO AVERAGE
                   END OF     EXPENSES    INCOME TO   NET ASSETS   PORTFOLIO
          TOTAL    PERIOD    TO AVERAGE   AVERAGE     (EXCLUDING   TURNOVER
         RETURN+   (000)     NET ASSETS*  NET ASSETS*   WAIVERS)*     RATE


U.S. GOVERNMENT BOND PORTFOLIO
INSTITUTIONAL CLASS

2002      5.65%   $101,291      0.96%       5.22%        1.10%     36.05%
2001     10.88     128,041      0.96        5.62         1.09      36.75
2000      0.04     166,837      0.96        5.38         1.09       6.62
1999      4.82     255,329      0.93        5.43         1.10     102.27
1998      1.02+    265,616      0.88*       6.04*        1.06*     13.77
1998++    7.40     264,565      0.79        6.88         0.98     431.00

INCOME PORTFOLIO
INSTITUTIONAL CLASS

2002      6.33    $263,802      0.83%       5.32%        0.96%    142.61%
2001     11.28     372,036      0.82        6.09         0.94     339.82
2000     (0.01)    343,260      0.82        5.82         0.94     328.20
1999      4.22     356,482      0.78        5.77         0.94      50.41
1998     10.84     322,304      0.73        6.05         0.77     154.87

BALANCED PORTFOLIO
INSTITUTIONAL CLASS

2002     (8.98)%  $248,726      0.91%       1.88%        1.01%     50.05%
2001     (6.93)    300,818      0.91        2.18         1.01      36.26
2000     22.39     348,332      0.90        1.95         1.00      54.46
1999     18.17     118,395      0.85        2.12         1.00      56.70
1998     30.95      96,858      0.79        2.44         0.83      71.58

EQUITY INCOME PORTFOLIO
INSTITUTIONAL CLASS

2002     (7.34)%   $72,005      1.00%       1.52%        1.08%     42.83%
2001      5.42      78,666      0.99        1.70         1.06      21.41
2000      5.40      83,473      0.98        1.83         1.05      41.43
1999      4.17     101,104      0.91        2.10         1.04      56.03
1998     33.04     106,643      0.84        2.58         0.97      39.88

VALUE EQUITY PORTFOLIO
INSTITUTIONAL CLASS

2002     (9.52)%  $245,727      1.21%       0.34%        1.35%     21.81%
2001     (5.96)    310,803      1.20        0.17         1.33       9.63
2000     10.87     428,675      1.20        0.16         1.34      25.00
1999     10.48     536,827      1.14        0.58         1.34      32.21
1998      4.51+    645,202      1.08*       0.65*        1.20*      4.34
1998++   31.64     577,154      1.00        1.17         1.20      30.00


August 31, 2002 / PROSPECTUS

                                                         FINANCIAL HIGHLIGHTS 61



For a Share Outstanding Throughout the Year or Period Ended April 30,

                                REALIZED
                                  AND
                               UNREALIZED DISTRIBUTIONS
       NET ASSET                 GAINS      FROM NET    DISTRIBUTIONS
         VALUE,      NET       (LOSSES)    INVESTMENT       FROM       RETURN
       BEGINNING  INVESTMENT      ON         INCOME       CAPITAL        OF
       OF PERIOD    INCOME     INVESTMENTS                 GAINS       CAPITAL


EQUITY INDEX PORTFOLIO
INSTITUTIONAL CLASS
2002     $10.45      0.11      (1.42)       (0.11)          --           --
2001      14.83      0.12      (1.77)       (0.13)      (2.60)           --
2000      13.87      0.14        1.26       (0.14)      (0.30)           --
1999      11.59      0.14        2.41       (0.14)      (0.13)           --
1998(1)   10.00      0.08        1.58       (0.07)          --           --


BLUE CHIP EQUITY PORTFOLIO
2002     $19.89      0.04      (3.89)       (0.04)          --           --
2001      23.60      0.07      (3.15)       (0.07)      (0.56)           --
2000      20.00      0.08        3.97       (0.07)      (0.38)           --
1999      17.01      0.10        3.41       (0.12)      (0.40)           --
1998      12.39      0.14        4.70       (0.13)      (0.09)           --

CAPITAL GROWTH PORTFOLIO
INSTITUTIONAL CLASS
2002     $19.07    (0.02)      (5.05)           --          --           --
2001      26.13      0.04      (5.19)       (0.02)      (1.89)           --
2000      18.71    (0.03)        9.31           --      (1.86)           --
1999      14.90    (0.01)        4.33           --      (0.51)           --
1998      11.92      0.02        4.96       (0.04)      (1.96)           --

MID-CAP EQUITY PORTFOLIO
INSTITUTIONAL CLASS
2002     $13.19    (0.02)      (0.54)           --          --           --
2001      17.92    (0.02)      (1.11)           --      (3.60)           --
2000      14.70    (0.04)        5.30           --      (2.04)           --
1999      14.11      0.01        1.16       (0.01)      (0.57)           --
1998      10.17      0.04        4.61       (0.04)      (0.67)           --

SMALL-CAP EQUITY PORTFOLIO
INSTITUTIONAL CLASS
2002     $17.15    (0.04)        0.83       (0.01)          --           --
2001      23.24    (0.01)      (2.03)          --       (4.03)       (0.02)
2000      12.65    (0.08)       15.39          --       (4.72)           --
1999      11.86    (0.05)        1.17          --       (0.33)           --
1998       8.53    (0.02)        3.97          --       (0.62)           --


                                                RATIO OF     RATIO OF
                              NET                  NET       EXPENSES
                            ASSETS,  RATIO OF  INVESTMENT   TO AVERAGE
        NET ASSET          END OF    EXPENSES  INCOME TO   NET ASSETS  PORTFOLIO
        VALUE, END  TOTAL   PERIOD  TO AVERAGE   AVERAGE   (EXCLUDING   TURNOVER
        OF PERIOD  RETURN+  (000)   NET ASSETS* NET ASSETS*   WAIVERS)*   RATE


EQUITY INDEX PORTFOLIO
INSTITUTIONAL CLASS

2002    $9.03    (12.59)%    $95,487    0.25%     1.12%       0.59%      31.17%
2001    10.45    (12.34)     100,495    0.25      0.94        0.56       44.36
2000    14.83     10.25      151,157    0.25      1.03        0.59       58.81
1999    13.87     22.37       86,911    0.23      1.20        0.61       34.04
1998(1) 11.59     16.71+      45,531    0.20*     1.43*       0.62*       49.56

BLUE CHIP EQUITY PORTFOLIO

2002   $16.00    (19.38)%   $208,327    0.96%     0.23%       1.05%      40.45%
2001    19.89    (13.20)     235,562    0.96      0.35        1.06       31.66
2000    23.60     20.45      211,534    0.97      0.39        1.08       40.58
1999    20.00     21.07      129,720    0.91      0.63        1.07       38.78
1998    17.01     39.34       67,060    0.81      0.96        0.89       26.32

CAPITAL GROWTH PORTFOLIO
INSTITUTIONAL CLASS

2002   $14.00    (26.59)%   $138,331    1.00%     (0.14)%     1.05%     201.73%
2001    19.07    (20.32)     175,559    1.00       0.20       1.06       90.32
2000    26.13     51.36      193,827    1.00      (0.18)      1.06      113.74
1999    18.71     29.51       90,042    0.94      (0.07)      1.04      118.46
1998    14.90     45.19       50,615    0.84       0.13       0.88      174.55

MID-CAP EQUITY PORTFOLIO
INSTITUTIONAL CLASS

2002   $12.63    (4.25)%     $90,179    1.11%     (0.13)%     1.18%     105.88%
2001    13.19    (6.55)      95,317     1.10      (0.20)      1.17       95.51
2000    17.92     38.90      92,253     1.11      (0.26)      1.18       55.90
1999    14.70      8.76      63,648     1.06       0.04       1.18       61.81
1998    14.11     46.92      55,280     0.97       0.31       1.06       38.30

SMALL-CAP EQUITY PORTFOLIO
INSTITUTIONAL CLASS

2002   $17.93     4.58%     $82,922     1.17%      (0.27)%    1.18%      266.74%
2001    17.15   (10.05)      85,286     1.15       (0.14)     1.17       359.60
2000    23.24   126.42       81,375     1.19       (0.49)     1.21       753.31
1999    12.65     9.89       30,562     1.16       (0.48)     1.23       733.14
1998    11.86    47.93       27,372     0.98       (0.24)     1.02       410.72

 + Returns are for the period indicated and have not been annualized. ++ Period ended February 28.
 *  Annualized.
 ^  Amount rounds to less than $0.01.
(1) Commenced operations on October 1, 1997.


                                                    PROSPECTUS / August 31, 2002

62 FINANCIAL HIGHLIGHTS



For a Share Outstanding Throughout the Year or Period Ended April 30,

                                REALIZED
                                  AND
                               UNREALIZED DISTRIBUTIONS
       NET ASSET                 GAINS      FROM NET    DISTRIBUTIONS
         VALUE,      NET       (LOSSES)    INVESTMENT       FROM     NET ASSET
       BEGINNING  INVESTMENT      ON         INCOME       CAPITAL   VALUE, END
       OF PERIOD    INCOME     INVESTMENTS                 GAINS     OF PERIOD



INTERNATIONAL EQUITY PORTFOLIO
INSTITUTIONAL CLASS
2002       $9.38     0.03       (1.16)      (0.02)           --      $8.23
2001(1)    11.02    (0.02)      (1.06)      (0.04)       (0.52)       9.38
2000(2)    17.18    (0.01)      (2.92)         --        (3.23)      11.02
1999(3)    15.05    (0.03)       4.18          --        (2.02)      17.18
1998(3)(4)17.28     (0.03)      (0.17)         --        (2.03)      15.05


                                              RATIO OF      RATIO OF
                        NET                     NET       EXPENSES
                       ASSETS,  RATIO OF     INVESTMENT   TO AVERAGE
                      END OF    EXPENSES      INCOME TO   NET ASSETS   PORTFOLIO
            TOTAL     PERIOD   TO AVERAGE     AVERAGE     (EXCLUDING   TURNOVER
           RETURN+     (000)    NET ASSETS*   NET ASSETS*   WAIVERS)*    RATE


INTERNATIONAL EQUITY PORTFOLIO
INSTITUTIONAL CLASS

2002       (12.08)%    $24,793    1.39%       0.32%       1.73%     52.80%
2001(1)    (10.21)+     33,101    1.41*      (0.07)*      1.46*     15.09
2000(2)    (18.85)+     42,058    1.71*      (0.51)*      1.96*    196.30
1999(3)     28.25        8,419    2.00       (0.17)       2.98      41.00
1998(3)(4)  (1.15)+      6,678    1.75*      (0.47)*      2.90*    109.00

 +  Returns  are for the  period  indicated  and  have  not  been  annualized.
 *  Annualized.
(1) For the six-month period ended April 30.
(2) For the period ended October 31.
(3) For the years ended December 31.
(4) Commenced operations on July 24, 1998.


August 31, 2002

[NOTES]

[NOTES]

                                 [LOGO GRAPHIC OMITTED]ARK FUNDS



MORE INFORMATION ABOUT ARK FUNDS


MORE  INFORMATION  ABOUT THE PORTFOLIOS IS AVAILABLE  WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI dated August 31, 2002, includes additional information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain additional financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-ARK-FUND (1-800-275-3863)

BY MAIL:  Write to us at: ARK FUNDS
                          P.O. Box 8525
                          Boston, MA  02266-8525


FROM OUR WEBSITE:  www.arkfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.



[MARGIN CALLOUT:
INVESTMENT ADVISOR

ALLIED INVESTMENT ADVISORS, INC.
100 E. Pratt Street
17th Floor
Baltimore, MD  21202

INVESTMENT SUBADVISORS
(International Equity Portfolio and
Emerging Markets Equity Portfolio)

AIB INVESTMENT MANAGERS LIMITED
Percy Place
Dublin 4 Ireland

GOVETT INVESTMENT MANAGEMENT LIMITED
Shackleton House
4 Battle Bridge Lane
London, SE1 2HR

DISTRIBUTOR

ARK FUNDS DISTRIBUTORS, LLC
Two Portland Square
Portland, ME 04101

LEGAL COUNSEL

KIRKPATRICK & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, DC  20036

INDEPENDENT AUDITORS

KPMG LLP
99 High Street
Boston, MA  02110 ]

[LOGO GRAPHIC OMITTED] ARK FUNDS (R)
                       100 E. PRATT STREET, 15TH FLOOR Mail Code 104-410 BALTIMORE, MD 21202

                    We are pleased to send you this Prospectus for the Institutional Class of ARK Funds. The prospectus contains important information about your investments in ARK Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.






ARK-PS-007-0802                                             [Graphic Omitted]
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